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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08413

Evergreen Equity Trust

_____________________________________________________________
(Exact name of registrant as specified in charter)

200 Berkeley Street
Boston, Massachusetts 02116

_____________________________________________________________
(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.
200 Berkeley Street
Boston, Massachusetts 02116

____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200

Date of fiscal year end: Registrant is making an annual filing for 7 of its series, Evergreen Blue Chip Fund, Evergreen Equity Income Fund, Evergreen Mid Cap Value Fund, Evergreen Small Cap Value Fund, Evergreen Growth and Income Fund, Evergreen Special Values Fund and Evergreen Large Cap Value Fund, for the year ended July 31, 2003. These 7 series have a 7/31 fiscal year end.

Date of reporting period: 7/31/2003

Item 1 - Reports to Stockholders.

Evergreen Blue Chip Fund

Evergreen Blue Chip Fund: Annual Report as of July 31, 2003

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	FINANCIAL HIGHLIGHTS
10	SCHEDULE OF INVESTMENTS
16	STATEMENT OF ASSETS AND LIABILITIES
17	STATEMENT OF OPERATIONS
18	STATEMENTS OF CHANGES IN NET ASSETS
19	NOTES TO FINANCIAL STATEMENTS
23	INDEPENDENT AUDITORS' REPORT
24	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment
Management Company, LLC. Copyright 2003.

Evergreen mutual funds are distributed by Evergreen Distributor, Inc.,
90 Park Avenue, 10th Floor, New York, NY 10016.

LETTER TO SHAREHOLDERS

September 2003

Dennis H. Ferro President and Chief Investment Officer

We are pleased to provide the annual report for the Evergreen Blue Chip Fund, which covers the 12-month period ended July 31, 2003.

The past twelve months in the equity markets were particularly challenging for investors. The period began with positive momentum as stocks' recovered from the five-year lows achieved in July 2002. Investors found value at these levels and stocks soared from the lows. Unfortunately, these gains were short-lived, as the equity markets remained volatile. Economic data was mixed, profit growth was shaky, and questions of corporate credibility remained fresh in investors' minds. Fears of terror were heightened by the sniper shootings, and the U.S. was pressuring the United Nations to take action on Iraq. As a result, stocks returned to their lows in early October. Another impressive market bounce ensued as investors were encouraged by the attractive prices in concert with improving economic reports and signs of renewed earnings growth. As 2002 drew to a close, though, the rally stalled despite aggressive actions by the Federal Reserve to keep rates low.

The low level of interest rates kept relative valuations attractive and equity investors yet again spotted values in stocks early in the New Year. However, geopolitical issues once again trumped investor optimism, as the failed attempts in diplomacy at the United Nations and the growing drumbeat of war caused many on Wall Street to question the vibrancy of the recovery. Indeed, the equity markets returned to the their five-year lows for a third time in a nine-month period by early March. Once it

1

LETTER TO SHAREHOLDERS continued

became apparent that war was inevitable, however, stocks began a significant recovery in late March and early April. Apparently, the uncertainty of war was worse for the market than actual war itself. This clarification on the geopolitical front combined with better than expected profit growth to propel stocks higher. In addition to the rising confidence based on geopolitical clarity and rising corporate profits, equity investors rallied around the prospects for improved fiscal policy. The prospects for more attractive after-tax returns continued to bring more investment dollars back into the market and the positive momentum for stocks continued into the early summer.

We believe the new tax law offers a combination of short-term stimulus and incentives for long-term investment. We expect the law to ultimately strengthen the foundation for investment, as the potential exists for yield to become a larger portion of total return possibilities. As such, we do not recommend that investors alter their previously determined, long-term investment strategies. Too many people may be tempted to chase yield, yet we remind investors that in some cases, companies offer yield in an effort to attract investment despite troubling issues surrounding debt, dim growth prospects, or excess capacity. Therefore, we encourage investors to focus on quality and fundamentals when making investment decisions.

2

LETTER TO SHAREHOLDERS continued

For more information

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. From the Web site, you may also access a new feature that presents a detailed question and answer interview with the portfolio manager(s) for your fund. You can easily reach these interviews by following the link, EvergreenInvestments.com/Annual Updates, from our Web site. Thank you for your continued support of Evergreen Investments.

Dennis H. Ferro
President and Chief Investment Officer
Evergreen Investment Management Company, LLC

3

FUND AT A GLANCE

as of July 31, 2003

MANAGEMENT TEAM

Patricia A. Bannan, CFA
Large Cap Core Growth Team
Lead Manager

CURRENT INVESTMENT STYLE2

PERFORMANCE AND RETURNS1

Portfolio inception date: 9/11/1935

	Class A	Class B	Class C	Class I
Class inception date	1/20/1998	9/11/1935	1/22/1998	4/30/1999

Average annual return*

1 year with sales charge	-0.05%	0.25%	3.17%	N/A

1 year w/o sales charge	6.03%	5.25%	5.19%	6.28%

5 year	-3.94%	-3.84%	-3.73%	-2.71%

10 year	6.28%	6.47%	6.38%	6.92%

*Adjusted for maximum applicable sales charge, unless noted.

LONG-TERM GROWTH

Comparison of a $10,000 investment in Evergreen Blue Chip Fund Class A shares,1 versus a similar investment in the Standard & Poor's 500 Index (S&P 500) and the Consumer Price Index (CPI).

The S&P 500 is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

4

PORTFOLIO MANAGER COMMENTARY

The fund's Class A shares had a total return of 6.03% for the 12-month period ending July 31, 2003, excluding any applicable sales charges. During the same period, the Standard & Poor's 500 Index returned 10.64%, while the median return of funds in the Lipper large-cap core funds classification was 8.15%. Lipper is an independent monitor of mutual fund performance.

The stock market, which had been caught in a prolonged downdraft, appeared to bounce back in the final six months of the fiscal year, signaling the possible end of the bear market that had lasted for three years. Overall the major indices, including the benchmark Standard & Poor's 500 Index, posted positive returns for the full 12 months after bottoming out during the first half of the period. The elimination of uncertainty following victory in the major combat operations in Iraq triggered the rally, which began in March 2003. This rally was sustained by improved consumer and business confidence, low inflation and stimulus from the federal government in the form of low short-term interest rates and further reductions in corporate and individual taxes.

The low interest rates continued to encourage consumers, especially those who refinanced their home mortgage. However, the industrial side of the economy remained sluggish, despite the low rates. Our stock picks in the information technology, consumer discretionary and telecommunications services industries tended to detract from the fund's performance. Specifically, we were underweight in some issues that drove the 2003 rally, while also holding positions in stocks hurt by disappointing sales reports. Investors took encouragement from the resumption of growth in corporate earnings for the second half of 2002, even though much of the earnings gains were due to easier year-over-year comparisons with 2001 rather than from any improvement in revenues.

1 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, C and I prior to their inception is based on the performance of Class B, the original class offered. The historical returns for Classes A and I have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A and I would have been higher.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I shares are only available to institutional shareholders with a minimum $1 million investment.

2 Source: Morningstar, Inc.

Morningstar's style box is based on a portfolio date as of 6/30/2003.

The domestic equity style box placement is based on 10 growth and valuation measures for each of the fund's holdings, as well as the size of the companies in which it invests, or median market capitalization.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

All data is as of July 31, 2003, and subject to change.

5

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended July 31,
CLASS A	2003[1]	2002[1]	2001	2000	1999
Net asset value, beginning of period	$19.91	$25.69	$34.79	$32.88	$30.42
Income from investment operations
Net investment income (loss)	-0.03	-0.03	0.01	-0.03	0.05
Net realized and unrealized gains or losses on securities	1.23	-5.75	-6.81	4.34	4.82
Total from investment operations	1.20	-5.78	-6.80	4.31	4.87
Distributions to shareholders from
Net investment income	0	0	0	0	-0.03
Net realized gains	0	0	-2.30	-2.40	-2.38
Total distributions to shareholders	0	0	-2.30	-2.40	-2.41
Net asset value, end of period	$21.11	$19.91	$25.69	$34.79	$32.88
Total return[2]	6.03%	-22.50%	-20.47%	13.22%	17.29%
Ratios and supplemental data
Net assets, end of period (millions)	$215	$220	$329	$467	$382
Ratios to average net assets
Expenses[3]	1.57%	1.37%	1.22%	1.15%	1.20%
Net investment income (loss)	-0.15%	-0.15%	0.02%	-0.04%	0.19%
Portfolio turnover rate	105%	179%	223%	153%	111%

[1]   Net investment loss per share is based on average shares outstanding during the period.

[2]   Excluding applicable sales charges

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

See Notes to Financial Statements

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended July 31,
CLASS B	2003[1]	2002[1]	2001	2000	1999
Net asset value, beginning of period	$19.22	$24.99	$34.15	$32.54	$30.35
Income from investment operations
Net investment loss	-0.16	-0.20	-0.21	-0.14	-0.05
Net realized and unrealized gains or losses on securities	1.17	-5.57	-6.65	4.15	4.62
Total from investment operations	1.01	-5.77	-6.86	4.01	4.57
Distributions to shareholders from
Net realized gains	0	0	-2.30	-2.40	-2.38
Net asset value, end of period	$20.23	$19.22	$24.99	$34.15	$32.54
Total return[2]	5.25%	-23.09%	-21.06%	12.40%	16.26%
Ratios and supplemental data
Net assets, end of period (millions)	$190	$220	$364	$477	$255
Ratios to average net assets
Expenses[3]	2.30%	2.12%	1.98%	1.90%	1.95%
Net investment loss	-0.88%	-0.89%	-0.73%	-0.79%	-0.60%
Portfolio turnover rate	105%	179%	223%	153%	111%

[1]   Net investment loss per share is based on average shares outstanding during the period.

[2]   Excluding applicable sales charges

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended July 31,
CLASS C	2003[1]	2002[1]	2001	2000	1999
Net asset value, beginning of period	$19.28	$25.06	$34.24	$32.63	$30.40
Income from investment operations
Net investment loss	-0.16	-0.20	-0.21	-0.04	-0.11
Net realized and unrealized gains or losses on securities	1.16	-5.58	-6.67	4.05	4.72
Total from investment operations	1.00	-5.78	-6.88	4.01	4.61
Distributions to shareholders from
Net realized gains	0	0	-2.30	-2.40	-2.38
Net asset value, end of period	$20.28	$19.28	$25.06	$34.24	$32.63
Total return[2]	5.19%	-23.06%	-21.06%	12.37%	16.37%
Ratios and supplemental data
Net assets, end of period (thousands)	$9,979	$11,253	$18,579	$21,810	$2,969
Ratios to average net assets
Expenses[3]	2.30%	2.12%	1.98%	1.90%	1.95%
Net investment loss	-0.88%	-0.89%	-0.73%	-0.78%	-0.67%
Portfolio turnover rate	105%	179%	223%	153%	111%

[1]   Net investment loss per share is based on average shares outstanding during the period.

[2]   Excluding applicable sales charges

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended July 31,
CLASS I1	2003[2]	2002[2]	2001	2000	1999[3]
Net asset value, beginning of period	$19.89	$25.60	$34.59	$32.62	$32.30
Income from investment operations
Net investment income	0.03	0.02	0.06	0.04	0
Net realized and unrealized gains or losses on securities	1.22	-5.73	-6.75	4.33	0.32
Total from investment operations	1.25	-5.71	-6.69	4.37	0.32
Distributions to shareholders from
Net realized gains	0	0	-2.30	-2.40	0
Net asset value, end of period	$21.14	$19.89	$25.60	$34.59	$32.62
Total return	6.28%	-22.30%	-20.26%	13.53%	0.99%
Ratios and supplemental data
Net assets, end of period (thousands)	$6,708	$9,181	$14,163	$15,967	$789
Ratios to average net assets
Expenses[4]	1.30%	1.12%	0.98%	0.90%	0.95%[5]
Net investment income	0.13%	0.10%	0.26%	0.22%	0.08%[5]
Portfolio turnover rate	105%	179%	223%	153%	111%

[1]   Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional Shares (Class I).

[2]   Net investment income per share is based on average shares outstanding during the period.

[3]   For the period from April 30,1999 (commencement of class operations), to July 31, 1999.

[4]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[5]   Annualized

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS

July 31, 2003

	Shares	Value

COMMON STOCKS 97.9%
CONSUMER DISCRETIONARY 12.7%
Auto Components 0.4%
Lear Corp. *	29,500	$ 1,533,409
Hotels, Restaurants & Leisure 2.5%
Harrah's Entertainment, Inc.	49,100	2,143,215
Krispy Kreme Doughnuts, Inc. * (p)	56,100	2,449,326
McDonald's Corp.	100,200	2,305,602
Starbucks Corp. *	137,000	3,744,210
10,642,353
Household Durables 0.3%
D.R. Horton, Inc.	49,800	1,401,870
Internet & Catalog Retail 1.2%
eBay, Inc. *	16,600	1,779,520
InterActiveCorp * (p)	79,600	3,221,412
5,000,932
Media 4.3%
AOL Time Warner, Inc. *	181,400	2,799,002
Clear Channel Communications, Inc.	42,700	1,748,565
Comcast Corp., Class A *	133,181	4,038,048
Tribune Co.	53,700	2,535,714
Viacom, Inc., Class B *	83,700	3,642,624
Walt Disney Co.	153,000	3,353,760
18,117,713
Multi-line Retail 1.0%
Dollar General Corp.	101,400	1,865,760
Target Corp.	61,000	2,337,520
4,203,280
Specialty Retail 2.5%
Abercrombie & Fitch Co., Class A *	54,800	1,758,532
Home Depot, Inc.	89,800	2,801,760
Lowe's Companies, Inc.	73,800	3,509,928
Staples, Inc. *	121,169	2,440,344
10,510,564
Textiles, Apparel & Luxury Goods 0.5%
Coach, Inc. *	38,500	2,040,500
CONSUMER STAPLES 8.4%
Beverages 2.9%
Anheuser-Busch Companies, Inc.	28,150	1,458,733
Coca-Cola Co.	112,300	5,050,131
Pepsi Bottling Group, Inc.	128,900	2,833,222
PepsiCo, Inc.	61,800	2,847,126
12,189,212
See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

July 31, 2003

	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES continued
Food & Staples Retailing 3.0%
Costco Wholesale Corp. *	40,900	$ 1,515,345
CVS Corp.	82,200	2,465,178
Wal-Mart Stores, Inc.	158,325	8,851,951
12,832,474
Household Products 1.4%
Colgate-Palmolive Co.	37,300	2,036,580
Procter & Gamble Co.	46,950	4,125,496
6,162,076
Personal Products 0.5%
Estee Lauder Companies, Inc., Class A	56,700	2,116,611
Tobacco 0.6%
Altria Group, Inc.	60,100	2,404,601
ENERGY 6.2%
Energy Equipment & Services 0.8%
Weatherford International, Ltd. * (p)	94,700	3,434,769
Oil & Gas 5.4%
Apache Corp.	89,900	5,570,204
Devon Energy Corp.	123,811	5,864,927
Exxon Mobil Corp.	230,718	8,208,947
Occidental Petroleum Corp.	94,000	3,072,860
22,716,938
FINANCIALS 17.7%
Capital Markets 3.6%
Bank of New York Co., Inc.	47,300	1,424,676
Charles Schwab Corp.	137,400	1,430,334
J.P. Morgan Chase & Co.	167,400	5,867,370
Merrill Lynch & Co., Inc.	76,400	4,153,868
Morgan Stanley	47,681	2,261,987
15,138,235
Commercial Banks 5.2%
Bank of America Corp.	75,850	6,262,934
Charter One Financial, Inc.	139,570	4,538,816
FleetBoston Financial Corp.	75,800	2,356,622
National City Corp.	44,500	1,466,275
U.S. Bancorp	147,780	3,623,566
Wells Fargo & Co.	72,650	3,671,005
21,919,218
Consumer Finance 0.9%
American Express Co.	84,700	3,741,199
See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

July 31, 2003

	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Diversified Financial Services 2.9%
Citigroup, Inc.	279,266	$ 12,511,117
Insurance 3.5%
American International Group, Inc.	96,316	6,183,487
Hartford Financial Services Group, Inc.	32,400	1,690,956
MetLife, Inc.	63,100	1,749,132
Travelers Property Casualty Corp., Class B	161,000	2,598,540
XL Capital, Ltd., Class A	32,300	2,567,850
14,789,965
Thrifts & Mortgage Finance 1.6%
Fannie Mae	62,200	3,983,288
Freddie Mac	27,500	1,343,375
Golden West Financial Corp.	15,800	1,305,080
6,631,743
HEALTH CARE 16.0%
Biotechnology 2.4%
Amgen, Inc. *	113,000	7,862,540
Genentech, Inc. *	9,020	728,365
Genzyme Corp. *	12,200	615,368
Gilead Sciences, Inc. *	15,900	1,085,175
10,291,448
Health Care Equipment & Supplies 1.7%
Boston Scientific Corp. *	34,359	2,172,520
Guidant Corp.	24,170	1,141,307
Medtronic, Inc.	78,000	4,017,000
7,330,827
Health Care Providers & Services 1.7%
Aetna, Inc.	35,900	2,212,158
AmerisourceBergen Corp.	28,000	1,766,520
Anthem, Inc. *	40,000	3,020,400
6,999,078
Pharmaceuticals 10.2%
Bristol-Myers Squibb Co.	46,600	1,220,920
Eli Lilly & Co.	33,800	2,225,392
Johnson & Johnson Co.	120,950	6,264,000
Merck & Co., Inc.	88,800	4,908,864
Mylan Laboratories, Inc.	107,550	3,631,963
Pfizer, Inc.	385,682	12,866,352
Pharmaceutical Resources, Inc. *	37,200	2,105,520
Teva Pharmaceutical Industries, Ltd., ADR	41,500	2,379,610
Watson Pharmaceuticals, Inc. *	62,400	2,492,256
Wyeth	110,400	5,032,032
43,126,909
See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

July 31, 2003

	Shares	Value

COMMON STOCKS continued
INDUSTRIALS 12.5%
Aerospace & Defense 1.1%
Lockheed Martin Corp.	33,400	$ 1,748,156
United Technologies Corp.	40,500	3,046,815
4,794,971
Air Freight & Logistics 0.3%
United Parcel Service, Inc., Class B	22,600	1,425,608
Building Products 0.8%
American Standard Companies, Inc. *	43,600	3,331,040
Commercial Services & Supplies 2.0%
Career Education Corp. *	34,500	2,877,300
Cendant Corp. *	237,600	4,264,920
Monster Worldwide, Inc. *	54,900	1,457,595
8,599,815
Industrial Conglomerates 4.8%
3M Co.	21,450	3,007,290
General Electric Co.	461,750	13,132,170
Tyco International, Ltd.	210,300	3,911,580
20,051,040
Machinery 3.5%
Deere & Co.	46,900	2,381,582
Dover Corp.	72,400	2,650,564
Illinois Tool Works, Inc.	68,300	4,757,095
Navistar International Corp. * (p)	89,200	3,480,584
SPX Corp. *	27,600	1,299,684
14,569,509
INFORMATION TECHNOLOGY 18.2%
Communications Equipment 3.1%
Cisco Systems, Inc. *	439,000	8,569,280
Nokia Corp., ADR	190,100	2,908,530
UTStarcom, Inc. * (p)	36,200	1,541,034
13,018,844
Computers & Peripherals 3.0%
Dell, Inc. *	133,500	4,496,280
Hewlett-Packard Co.	192,400	4,073,108
International Business Machines Corp.	51,200	4,160,000
12,729,388
Electronic Equipment & Instruments 0.4%
Flextronics International, Ltd. *	158,700	1,745,700
See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

July 31, 2003

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
IT Services 1.2%
Accenture, Ltd., Class A *	105,700	$ 2,052,694
First Data Corp.	79,400	2,998,144
5,050,838
Semiconductors & Semiconductor Equipment 4.3%
Altera Corp. *	175,550	3,377,582
Applied Materials, Inc. *	93,500	1,823,250
Intel Corp.	334,550	8,347,022
Texas Instruments, Inc.	181,550	3,425,849
Xilinx, Inc. *	41,100	1,080,108
18,053,811
Software 6.2%
Amdocs, Ltd. *	97,400	1,985,012
Autodesk, Inc.	67,500	1,009,800
Intuit, Inc. *	82,300	3,540,546
Microsoft Corp.	490,700	12,954,480
Oracle Corp. *	437,450	5,249,400
Veritas Software Corp. *	41,900	1,290,520
26,029,758
MATERIALS 2.9%
Chemicals 2.0%
PPG Industries, Inc.	88,605	5,003,524
Praxair, Inc.	52,550	3,397,883
8,401,407
Metals & Mining 0.9%
Alcoa, Inc.	92,900	2,579,833
Phelps Dodge Corp. *	26,200	1,105,378
3,685,211
TELECOMMUNICATION SERVICES 2.7%
Diversified Telecommunication Services 1.7%
ALLTEL Corp.	43,700	2,044,723
AT&T Corp.	65,800	1,398,908
Verizon Communications, Inc.	110,050	3,836,343
7,279,974
Wireless Telecommunications Services 1.0%
AT&T Wireless Services, Inc. *	324,300	2,766,279
Nextel Communications, Inc., Class A *	67,100	1,225,246
3,991,525
See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

July 31, 2003

	Shares	Value

COMMON STOCKS continued
UTILITIES 0.6%
Electric Utilities 0.6%
Exelon Corp.	47,000	$ 2,701,090
Total Common Stocks		413,246,570
SHORT-TERM INVESTMENTS 3.0%
MUTUAL FUND SHARES 3.0%
Evergreen Institutional U.S. Government Money Market Fund (o)	8,903,929	8,903,929
Navigator Prime Portfolio (pp)	3,735,194	3,735,194
Total Short-Term Investments		12,639,123
Total Investments (cost $400,128,956) 100.9%		425,885,693
Other Assets and Liabilities (0.9%)		(3,998,810)
Net Assets 100.0%		$ 421,886,883

(o)	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
*	Non-income producing security.
(p)	All or a portion of this security is on loan.
(pp)	Represents investment of cash collateral received from securities on loan.

Summary of Abbreviations:
ADR	American Depository Receipt
See Notes to Financial Statements

15

STATEMENT OF ASSETS AND LIABILITIES

July 31, 2003

Assets
Identified cost of securities	$ 400,128,956
Net unrealized gains on securities	25,756,737

Market value of securities	425,885,693
Receivable for securities sold	2,352,691
Receivable for Fund shares sold	99,247
Dividends receivable	293,055
Receivable for securities lending income	558
Prepaid expenses and other assets	35,131

Total assets	428,666,375

Liabilities
Payable for securities purchased	2,436,430
Payable for Fund shares redeemed	524,302
Payable for securities on loan	3,735,194
Advisory fee payable	6,092
Distribution Plan expenses payable	7,226
Due to other related parties	1,152
Accrued expenses and other liabilities	69,096

Total liabilities	6,779,492

Net assets	$ 421,886,883

Net assets represented by
Paid-in capital	$ 628,025,632
Undistributed net investment loss	(21,855)
Accumulated net realized losses on securities	(231,873,631)
Net unrealized gains on securities	25,756,737

Total net assets	$ 421,886,883

Net assets consists of
Class A	$ 215,035,899
Class B	190,163,932
Class C	9,979,251
Class I	6,707,801

Total net assets	$ 421,886,883

Shares outstanding
Class A	10,187,663
Class B	9,401,898
Class C	492,083
Class I	317,301

Net asset value per share
Class A	$ 21.11
Class A -- Offering price (based on sales charge of 5.75%)	$ 22.40
Class B	$ 20.23
Class C	$ 20.28
Class C -- Offering price (based on sales charge of 1.00%)	$ 20.48
Class I	$ 21.14

See Notes to Financial Statements

16

STATEMENT OF OPERATIONS

Year Ended July 31, 2003

Investment income
Dividends (net of foreign withholding taxes of $10,363)	$ 5,884,024

Expenses
Advisory fee	2,192,266
Distribution Plan expenses
Class A	541,182
Class B	1,930,838
Class C	103,757
Administrative services fee	413,421
Transfer agent fees	2,513,753
Trustees' fees and expenses	5,978
Printing and postage expenses	81,668
Custodian fees	98,120
Registration and filing fees	35,883
Professional fees	20,340
Other	20,759

Total expenses	7,957,965
Less: Expense reductions	(1,276)

Net expenses	7,956,689

Net investment loss	(2,072,665)

Net realized and unrealized gains or losses on securities
Net realized losses on securities	(48,214,425)
Net change in unrealized gains or losses on securities	69,345,798

Net realized and unrealized gains or losses on securities	21,131,373

Net increase in net assets resulting from operations	$ 19,058,708

See Notes to Financial Statements

17

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended July 31,
	2003		2002

Operations
Net investment loss		$ (2,072,665)		$ (3,235,259)
Net realized losses on securities		(48,214,425)		(60,389,371)
Net change in unrealized gains or losses on securities		69,345,798		(86,821,615)

Net increase (decrease) in net assets resulting from operations		19,058,708		(150,446,245)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	1,616,431	32,493,921	1,203,430	27,922,792
Class B	534,256	10,050,328	876,218	20,120,321
Class C	198,883	3,810,553	150,074	3,472,176
Class I	46,249	901,693	138,947	3,255,452

		47,256,495		54,770,741

Automatic conversion of Class B shares to Class A shares
Class A	236,810	4,610,327	605,836	15,078,471
Class B	(246,202)	(4,610,327)	(625,521)	(15,078,471)

		0		0

Payment for shares redeemed
Class A	(2,719,538)	(52,656,508)	(3,565,303)	(82,438,587)
Class B	(2,354,755)	(43,633,066)	(3,364,749)	(74,696,855)
Class C	(290,621)	(5,379,971)	(307,744)	(6,981,023)
Class I	(190,538)	(3,754,324)	(230,663)	(5,427,692)

		(105,423,869)		(169,544,157)

Net decrease in net assets resulting from capital share transactions		(58,167,374)		(114,773,416)

Total decrease in net assets		(39,108,666)		(265,219,661)
Net assets
Beginning of period		460,995,549		726,215,210

End of period		$ 421,886,883		$ 460,995,549

Undistributed net investment loss		$ (21,855)		$ (19,387)

See Notes to Financial Statements

18

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Blue Chip Fund (the "Fund") is a diversified series of Evergreen Equity Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class B, Class C and Institutional ("Class I") shares. Class A shares are sold with a front-end sales charge and pay an ongoing distribution fee. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold with a front-end sales charge and are subject to a contingent deferred sales charge that is payable upon redemption within one year after the month of purchase. Both Class B and Class C shares pay a higher ongoing distribution fee than Class A. Class I shares are sold without a front-end sales charge or contingent deferred sales charge and do not pay a distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan, including accrued interest. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

19

NOTES TO FINANCIAL STATEMENTS continued

c. Security transactions and investment income

Security transactions are recorded on the trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund's components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to net operating losses.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee starting at 0.61% and declining to 0.26% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For any fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup any amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual administrative fee of 0.10% of the Fund's average daily net assets.

20

NOTES TO FINANCIAL STATEMENTS continued

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the year ended July 31, 2003, the transfer agent fees were equivalent to an annual rate of 0.61% of the Fund's average daily net assets.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the year ended July 31, 2003, the Fund paid brokerage commissions of $687,949 to Wachovia Securities, LLC.

4. DISTRIBUTION PLANS

Evergreen Distributor, Inc. ("EDI"), a wholly-owned subsidiary of BISYS Fund Services, Inc., serves as principal underwriter to the Fund.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 1.00% of the average daily net assets for Class B and Class C shares. On March 20, 2003, the Trustees of the Fund approved an increase to the annual maximum allowable charge for servicing and distribution fees on Class A shares from 0.25% to 0.30% of the average daily net assets of Class A shares. This increase became effective on March 26, 2003.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $423,018,347 and $477,577,934, respectively, for the year ended July 31, 2003.

During the year ended July 31, 2003, the Fund loaned securities to certain brokers. At July 31, 2003, the value of securities on loan and the value of collateral (including accrued interest) amounted to $3,697,290 and $3,735,194, respectively. During the year ended July 31, 2003, the Fund earned $17,127 in income from securities lending.

On July 31, 2003, the aggregate cost of securities for federal income tax purposes was $410,129,454. The gross unrealized appreciation and depreciation on securities based on tax cost was $28,246,502 and $12,490,263, respectively, with a net unrealized appreciation of $15,756,239.

As of July 31, 2003, the Fund had $199,193,796 in capital loss carryovers for federal income tax purposes with $1,950,964 expiring in 2009, $139,893,104 expiring in 2010 and $57,349,728 expiring in 2011.

For income tax purposes, capital losses incurred after October 31 within the Fund's fiscal year are deemed to arise on the first business day of the following fiscal year. As of July 31, 2003, the Fund incurred and will elect to defer post-October losses of $22,679,337.

21

NOTES TO FINANCIAL STATEMENTS continued

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the year ended July 31, 2003, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of July 31, 2003, the components of distributable earnings on a tax basis were as follows:

Capital Loss
Carryover
Undistributed		and
Ordinary	Unrealized	Post-October
Loss	Appreciation	Loss

$21,855	$ 15,756,239	$ 221,873,133

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sale loss deferrals.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES' FEES

Each independent Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each Fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the year ended July 31, 2003, the Fund had no borrowings under this agreement.

22

INDEPENDENT AUDITORS' REPORT

Board of Trustees and Shareholders
Evergreen Equity Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Blue Chip Fund, a series of Evergreen Equity Trust, as of July 31, 2003, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2003 by correspondence with the custodian. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Blue Chip Fund, as of July 31, 2003, the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above in conformity with accounting principles generally accepted in the United States of America.

Boston, Massachusetts
September 5, 2003

23

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice); Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Managing Partner, Roscommon Capital Corp.; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Chairman, Gifford, Drescher & Associates (environmental consulting); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Former Director of Phoenix Total Return Fund and Equifax, Inc. (worldwide information management); Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Sales Manager, SMI STEEL Co. -- South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden & Company (recruitment business development/consulting company); Managing Director, Kennedy Information, Inc. (executive recruitment information and research company); Trustee, NDI Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Columnist, Commerce and Industry Association of New Jersey; Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

24

TRUSTEES AND OFFICERS continued

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director of Hartford Hospital, Old State House Association; Trustee, Greater Hartford YMCA; Former Director of Enhance Financial Services, Inc.; Former Director of CTG Resources, Inc. (natural gas); Former Director, Middlesex Mutual Assurance Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Chief Investment Officer, Executive Vice President and Head of Capital Management Group, First Union National Bank; Former Consultant to the Boards of Trustees of the Evergreen funds; Former Member, New York Stock Exchange; Former Trustee, Mentor Funds and Cash Resource Trust.

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003	President and Chief Investment Officer, Evergreen Investment Management Company, LLC and Executive Vice President, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Senior Vice President, Evergreen Investment Services, Inc. and Treasurer, Vestaur Securities, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation; Former Senior Vice President and General Counsel, Colonial Management Associates, Inc.; Former Vice President and Counsel, Colonial Management Associates, Inc.

[1]  Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. The address of each Trustee is 200 Berkeley Street, Boston, MA 02116. Each Trustee oversees 103 Evergreen funds.

[2]  Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

[3]  The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

[4]  The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

25

Investments that stand the test of time

Year in and year out, Evergreen Investments seeks to provide each client with sound, time-tested investment strategies designed for sustainable long-term success. With over $229 billion* in assets under management, we manage diverse investments from institutional portfolios to mutual funds, variable annuities to retirement plans, alternative investments to private accounts. Our commitment to every one of our clients is reflected in the rigor and discipline with which we manage investments.

We offer a complete family of mutual funds designed to help investors meet a wide range of financial goals. From money market funds that meet short-term needs to international funds that involve greater risk but seek potentially higher returns, Evergreen provides a broad array of flexible investment options. Across all investment styles, we are committed to providing investors with investment excellence day after day, quarter after quarter and year after year.

*As of July 31, 2003

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fourth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2002, Evergreen Investments was ranked third overall.

567504   9/2003

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

Evergreen Equity Income Fund

Evergreen Equity Income Fund: Annual Report as of July 31, 2003

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	FINANCIAL HIGHLIGHTS
10	SCHEDULE OF INVESTMENTS
18	STATEMENT OF ASSETS AND LIABILITIES
19	STATEMENT OF OPERATIONS
20	STATEMENTS OF CHANGES IN NET ASSETS
22	NOTES TO FINANCIAL STATEMENTS
27	INDEPENDENT AUDITORS' REPORT
28	ADDITIONAL INFORMATION
32	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment
Management Company, LLC. Copyright 2003.

Evergreen mutual funds are distributed by Evergreen Distributor, Inc.,
90 Park Avenue, 10th Floor, New York, NY 10016.

LETTER TO SHAREHOLDERS

September 2003

Dennis H. Ferro President and Chief Investment Officer

We are pleased to provide the annual report for the Evergreen Equity Income Fund, which covers the 12-month period ended July 31, 2003.

The past twelve months in the equity markets were particularly challenging for investors. The period began with positive momentum as stocks' recovered from the five-year lows achieved in July 2002. Investors found value at these levels and stocks soared from the lows. Unfortunately, these gains were short-lived, as the equity markets remained volatile. Economic data was mixed, profit growth was shaky, and questions of corporate credibility remained fresh in investors' minds. Fears of terror were heightened by the sniper shootings, and the U.S. was pressuring the United Nations to take action on Iraq. As a result, stocks returned to their lows in early October. Another impressive market bounce ensued as investors were encouraged by the attractive prices in concert with improving economic reports and signs of renewed earnings growth. As 2002 drew to a close, though, the rally stalled despite aggressive actions by the Federal Reserve to keep rates low.

The low level of interest rates kept relative valuations attractive and equity investors yet again spotted values in stocks early in the New Year. However, geopolitical issues once again trumped investor optimism, as the failed attempts in diplomacy at the United Nations and the growing drumbeat of war caused many on Wall Street to question the vibrancy of the recovery. Indeed, the equity markets returned to the their five-year lows for a third time in a nine-month period by early March. Once it became apparent that war was

1

LETTER TO SHAREHOLDERS continued

inevitable, however, stocks began a significant recovery in late March and early April. Apparently, the uncertainty of war was worse for the market than actual war itself. This clarification on the geopolitical front combined with better than expected profit growth to propel stocks higher. In addition to the rising confidence based on geopolitical clarity and rising corporate profits, equity investors rallied around the prospects for improved fiscal policy. The prospects for more attractive after-tax returns continued to bring more investment dollars back into the market and the positive momentum for stocks continued into the early summer.

We believe the new tax law offers a combination of short-term stimulus and incentives for long-term investment. We expect the law to ultimately strengthen the foundation for investment, as the potential exists for yield to become a larger portion of total return possibilities. As such, we do not recommend that investors alter their previously determined, long-term investment strategies. Too many people may be tempted to chase yield, yet we remind investors that in some cases, companies offer yield in an effort to attract investment despite troubling issues surrounding debt, dim growth prospects, or excess capacity. Therefore, we encourage investors to focus on quality and fundamentals when making investment decisions.

2

LETTER TO SHAREHOLDERS continued

For more information

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. From the Web site, you may also access a new feature that presents a detailed question and answer interview with the portfolio manager(s) for your fund. You can easily reach these interviews by following the link, EvergreenInvestments.com/Annual Updates, from our Web site. Thank you for your continued support of Evergreen Investments.

Dennis H. Ferro
President and Chief Investment Officer
Evergreen Investment Management Company, LLC

3

FUND AT A GLANCE

as of July 31, 2003

MANAGEMENT TEAM

Sujatha R. Avutu, CFA
Value Equity Team
Lead Manager

CURRENT INVESTMENT STYLE2

PERFORMANCE AND RETURNS1

Portfolio inception date: 8/31/1978

	Class A	Class B	Class C	Class I
Class inception date	1/3/1995	1/3/1995	1/3/1995	8/31/1978

Average annual return*

1 year with sales charge	5.91%	6.57%	9.46%	N/A

1 year w/o sales charge	12.39%	11.57%	11.58%	12.69%

5 year	1.82%	1.97%	2.06%	3.29%

10 year	6.18%	6.14%	6.02%	7.03%

*Adjusted for maximum applicable sales charge, unless noted.

LONG-TERM GROWTH

Comparison of a $10,000 investment in Evergreen Equity Income Fund Class A shares,1 versus a similar investment in the Russell 1000 Value Index (Russell 1000 Value) and the Russell Mid Cap Value Index (Russell Mid Cap Value) and the Consumer Price Index (CPI).

The Russell 1000 Value and the Russell Mid Cap Value are unmanaged market indexes and do not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

1 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, B and C prior to their inception is based on the performance of Class I, the original class offered. The historical returns for Classes A, B and C have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B and C would have been lower. The advisor is waiving a portion of its advisory fee. Had the fee not been waived, returns would have been lower.

4

PORTFOLIO MANAGER COMMENTARY

For the 12-month period ended July 31, 2003, the fund's Class A shares returned 12.39%, excluding any applicable sales charges. For this same period, the fund's benchmarks, the Russell 1000 Value and the Russell Mid Cap Value Indexes returned 10.75% and 13.57%, respectively.

The fiscal year started with an uncertain geopolitical situation, mixed economic data and profit concerns causing negative market sentiment and an extensive sell off in October 2002. Subsequently, equity markets posted impressive gains into the new year as investors felt the sell-off was unwarranted. Earlier in the year, equity market performance tracked real-time events involving the war, rising and falling based on the real/perceived progress made in Iraq. However, as the year progressed, equity markets posted double digit returns. Relief from two major investor hang-ups helped market performance, namely, allied victory in Iraq and the passage of tax relief legislation. This provided a much-needed turn in investor sentiment as a solid foundation is being laid for improving business prospects and the Fed remains committed to a stimulative monetary policy.

Amid this volatile environment, the most successful strategy has been to position the fund for participation in cyclical market gains while minimizing the downside risk. This year, avoiding the sectors and companies with high probability to deliver disappointing performance became just as important as staying with those companies with the best prospects for secular growth. The overall theme during the year for the fund has been to emphasize quality within sectors and diversification across sectors.

We remain underweighted in the defensive sectors and selectively focused on sectors that may benefit from positive operating leverage.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I shares are only available to institutional shareholders with a minimum $1 million investment.

2 Source: Morningstar, Inc.

Morningstar's style box is based on a portfolio date as of 6/30/2003.

The domestic equity style box placement is based on 10 growth and valuation measures for each of the fund's holdings, as well as the size of the companies in which it invests, or median market capitalization.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

Smaller capitalization stock investing may offer the potential for greater long-term results; however, it is also generally associated with greater price volatility due to the higher risk of failure.

Funds that invest in high yield, lower-rated bonds may contain more risk due to the increased possibility of default.

Value-based investments are subject to the risk that the broad market may not recognize their intrinsic value.

All data is as of July 31, 2003, and subject to change.

5

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended July 31,
CLASS A	2003	2002	2001[1]	2000	1999
Net asset value, beginning of period	$17.81	$22.14	$20.86	$22.57	$23.19
Income from investment operations
Net investment income	0.46	0.51	0.81	0.98	0.94
Net realized and unrealized gains or losses on securities and foreign currency related transactions	1.70	-4.22	1.26	-0.82	1.50
Total from investment operations	2.16	-3.71	2.07	0.16	2.44
Distributions to shareholders from
Net investment income	-0.40	-0.56	-0.78	-1.01	-0.93
Net realized gains	0	-0.06	-0.01	-0.86	-2.13
Total distributions to shareholders	-0.40	-0.62	-0.79	-1.87	-3.06
Net asset value, end of period	$19.57	$17.81	$22.14	$20.86	$22.57
Total return[2]	12.39%	-16.97%	10.14%	0.74%	12.14%
Ratios and supplemental data
Net assets, end of period (thousands)	$378,882	$62,543	$76,780	$62,692	$35,714
Ratios to average net assets
Expenses[3]	1.40%	1.33%	1.34%	1.49%	1.46%
Net investment income	2.03%	2.55%	3.66%	4.13%	4.39%
Portfolio turnover rate	112%	106%	60%	115%	124%

[1]   Net investment income per share is based on average shares outstanding during the period.

[2]   Excluding applicable sales charges

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

See Notes to Financial Statements

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended July 31,
CLASS B	2003	2002	2001[1]	2000	1999
Net asset value, beginning of period	$17.66	$21.95	$20.68	$22.38	$23.04
Income from investment operations
Net investment income	0.31	0.36	0.64	0.73	0.76
Net realized and unrealized gains or losses on securities and foreign currency related transactions	1.70	-4.18	1.25	-0.73	1.51
Total from investment operations	2.01	-3.82	1.89	0	2.27
Distributions to shareholders from
Net investment income	-0.27	-0.41	-0.61	-0.84	-0.80
Net realized gains	0	-0.06	-0.01	-0.86	-2.13
Total distributions to shareholders	-0.27	-0.47	-0.62	-1.70	-2.93
Net asset value, end of period	$19.40	$17.66	$21.95	$20.68	$22.38
Total return[2]	11.57%	-17.60%	9.31%	0.00%	11.34%
Ratios and supplemental data
Net assets, end of period (thousands)	$158,010	$114,726	$161,726	$177,968	$185,177
Ratios to average net assets
Expenses[3]	2.11%	2.08%	2.10%	2.24%	2.21%
Net investment income	1.60%	1.84%	2.93%	3.28%	3.61%
Portfolio turnover rate	112%	106%	60%	115%	124%

[1]   Net investment income per share is based on average shares outstanding during the period.

[2]   Excluding applicable sales charges

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended July 31,
CLASS C	2003	2002	2001[1]	2000	1999[1]
Net asset value, beginning of period	$17.65	$21.95	$20.68	$22.38	$23.04
Income from investment operations
Net investment income	0.30	0.37	0.62	0.88	0.76
Net realized and unrealized gains or losses on securities and foreign currency related transactions	1.71	-4.20	1.27	-0.88	1.51
Total from investment operations	2.01	-3.83	1.89	0	2.27
Distributions to shareholders from
Net investment income	-0.27	-0.41	-0.61	-0.84	-0.80
Net realized gains	0	-0.06	-0.01	-0.86	-2.13
Total distributions to shareholders	-0.27	-0.47	-0.62	-1.70	-2.93
Net asset value, end of period	$19.39	$17.65	$21.95	$20.68	$22.38
Total return[2]	11.58%	-17.65%	9.31%	0.00%	11.34%
Ratios and supplemental data
Net assets, end of period (thousands)	$25,780	$17,681	$16,871	$9,112	$2,502
Ratios to average net assets
Expenses[3]	2.11%	2.08%	2.09%	2.25%	2.21%
Net investment income	1.62%	1.75%	2.87%	3.43%	3.60%
Portfolio turnover rate	112%	106%	60%	115%	124%

[1]   Net investment income per share is based on average shares outstanding during the period.

[2]   Excluding applicable sales charges

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended July 31,
CLASS I1	2003	2002	2001[2]	2000	1999[2]
Net asset value, beginning of period	$17.81	$22.15	$20.87	$22.58	$23.22
Income from investment operations
Net investment income	0.47	0.58	0.87	0.94	0.99
Net realized and unrealized gains or losses on securities and foreign currency related transactions	1.73	-4.24	1.26	-0.72	1.52
Total from investment operations	2.20	-3.66	2.13	0.22	2.51
Distributions to shareholders from
Net investment income	-0.44	-0.62	-0.84	-1.07	-1.02
Net realized gains	0	-0.06	-0.01	-0.86	-2.13
Total distributions to shareholders	-0.44	-0.68	-0.85	-1.93	-3.15
Net asset value, end of period	$19.57	$17.81	$22.15	$20.87	$22.58
Total return	12.69%	-16.80%	10.43%	1.00%	12.46%
Ratios and supplemental data
Net assets, end of period (millions)	$575	$534	$718	$733	$847
Ratios to average net assets
Expenses[3]	1.11%	1.08%	1.09%	1.23%	1.21%
Net investment income	2.65%	2.84%	3.93%	4.29%	4.61%
Portfolio turnover rate	112%	106%	60%	115%	124%

[1]   Effective at the close of business May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).

[2]   Net investment income per share is based on average shares outstanding during the period.

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS

July 31, 2003

	Shares	Value

COMMON STOCKS 89.2%
CONSUMER DISCRETIONARY 7.5%
Household Durables 0.4%
Furniture Brands International, Inc. *	217,600	$ 5,170,176
Internet & Catalog Retail 0.5%
InterActiveCorp * (p)	140,000	5,665,800
Leisure Equipment & Products 0.7%
Eastman Kodak Co. (p)	107,300	2,964,699
Oakley, Inc. (p)	480,200	5,421,458
8,386,157
Media 2.2%
AOL Time Warner, Inc. *	356,100	5,494,623
Comcast Corp., Class A *	116,947	3,426,547
McGraw-Hill Companies, Inc.	54,700	3,324,666
Viacom, Inc., Class B *	169,736	7,386,911
Walt Disney Co.	260,800	5,716,736
25,349,483
Multi-line Retail 0.5%
Target Corp.	138,500	5,307,320
Specialty Retail 3.0%
Borders Group, Inc. *	305,600	5,439,680
Chico's FAS, Inc. * (p)	251,700	6,833,655
Circuit City Stores, Inc.	585,700	5,376,726
Home Depot, Inc.	138,800	4,330,560
Lowe's Companies, Inc.	79,893	3,799,711
Michaels Stores, Inc.	115,950	4,476,829
Staples, Inc. *	174,500	3,514,430
33,771,591
Textiles, Apparel & Luxury Goods 0.2%
Jones Apparel Group, Inc. *	66,500	1,925,175
CONSUMER STAPLES 6.3%
Beverages 1.3%
Anheuser-Busch Companies, Inc.	105,700	5,477,374
Coca-Cola Co.	122,300	5,499,831
Pepsi Bottling Group, Inc.	201,000	4,417,980
15,395,185
Food & Staples Retailing 0.5%
Wal-Mart Stores, Inc.	95,500	5,339,405
See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

July 31, 2003

	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES continued
Food Products 2.2%
ConAgra Foods, Inc.	247,600	$ 5,578,428
Kraft Foods, Inc., Class A	250,043	6,953,696
McCormick & Co., Inc.	200,000	5,112,000
Sara Lee Corp.	374,500	6,999,405
24,643,529
Household Products 0.4%
Kimberly-Clark Corp.	88,100	4,264,040
Tobacco 1.9%
Altria Group, Inc.	238,985	9,561,790
Loews Corp. - Carolina Group	404,000	10,132,320
R.J. Reynolds Tobacco Holdings, Inc. (p)	63,000	2,237,760
21,931,870
ENERGY 7.7%
Energy Equipment & Services 1.0%
Schlumberger, Ltd.	118,464	5,339,172
Weatherford International, Ltd. * (p)	170,100	6,169,527
11,508,699
Oil & Gas 6.7%
Apache Corp.	91,900	5,694,124
BP Plc, ADR	406,508	16,890,407
ChevronTexaco Corp.	54,323	3,917,232
ConocoPhillips	258,500	13,529,890
Devon Energy Corp.	238,000	11,274,060
Exxon Mobil Corp.	226,938	8,074,454
Royal Dutch Petroleum Co., ADR	186,500	8,127,670
XTO Energy, Inc.	457,400	8,827,820
76,335,657
FINANCIALS 26.0%
Capital Markets 5.7%
American Capital Strategies, Ltd. (p)	502,900	14,146,577
Bank of New York Co., Inc.	306,700	9,237,804
Charles Schwab Corp.	458,900	4,777,149
Goldman Sachs Group, Inc.	55,200	4,810,128
J.P. Morgan Chase & Co.	547,300	19,182,865
Merrill Lynch & Co., Inc.	151,900	8,258,803
Morgan Stanley	92,794	4,402,147
64,815,473
See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

July 31, 2003

	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Commercial Banks 6.7%
Bank of America Corp.	388,494	$ 32,077,949
FleetBoston Financial Corp.	549,300	17,077,737
HSBC Holdings Plc, ADR (p)	254,289	15,651,488
Wells Fargo & Co.	214,411	10,834,188
75,641,362
Consumer Finance 0.4%
American Express Co.	99,900	4,412,583
Diversified Financial Services 3.3%
Citigroup, Inc.	835,912	37,448,858
Insurance 4.9%
Ace, Ltd.	159,650	5,266,853
Allstate Corp.	221,200	8,412,236
AMBAC Financial Group, Inc.	41,300	2,720,431
American International Group, Inc.	176,873	11,355,247
AXIS Capital Holdings, Ltd. * (p)	218,333	5,715,958
Chubb Corp.	139,800	9,059,040
Marsh & McLennan Co.	58,900	2,922,618
RenaissanceRe Holdings, Ltd.	93,000	3,960,870
XL Capital, Ltd., Class A	78,200	6,216,900
55,630,153
Real Estate 3.3%
American Financial Realty Trust REIT	1,000,000	14,740,000
Commercial Net Lease Realty, Inc. REIT (p)	350,000	6,191,500
General Growth Properties, Inc. REIT	156,800	10,690,624
Newcastle Investment Corp. REIT	275,000	5,863,000
37,485,124
Thrifts & Mortgage Finance 1.7%
Fannie Mae	202,350	12,958,494
PMI Group, Inc. (p)	207,800	6,884,414
19,842,908
HEALTH CARE 9.7%
Biotechnology 0.8%
Amgen, Inc. *	90,500	6,296,990
Genentech, Inc. *	23,930	1,932,348
ImClone Systems, Inc. * (p)	36,100	1,509,702
9,739,040
Health Care Equipment & Supplies 0.8%
Medtronic, Inc.	76,900	3,960,350
Saint Jude Medical, Inc. *	91,000	4,882,150
8,842,500
See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

July 31, 2003

	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Health Care Providers & Services 0.6%
Wellpoint Health Networks, Inc., Class A *	79,100	$ 6,616,715
Pharmaceuticals 7.5%
Abbott Laboratories, Inc.	184,000	7,222,000
Bristol-Myers Squibb Co.	563,145	14,754,399
Eli Lilly & Co.	74,500	4,905,080
Johnson & Johnson Co.	203,641	10,546,567
Merck & Co., Inc.	176,200	9,740,336
Mylan Laboratories, Inc.	114,500	3,866,665
Pfizer, Inc.	721,330	24,063,569
Pharmaceutical Resources, Inc. * (p)	46,000	2,603,600
Wyeth	161,050	7,340,659
85,042,875
INDUSTRIALS 9.3%
Aerospace & Defense 1.7%
Honeywell International, Inc.	232,900	6,586,412
Lockheed Martin Corp.	50,400	2,637,936
Northrop Grumman Corp.	57,600	5,313,024
United Technologies Corp.	69,448	5,224,573
19,761,945
Air Freight & Logistics 0.3%
Ryder System, Inc.	113,500	3,298,310
Airlines 0.3%
Northwest Airlines Corp., Class A * (p)	439,900	4,003,090
Commercial Services & Supplies 0.4%
Viad Corp. (p)	201,300	4,466,847
Industrial Conglomerates 2.4%
3M Co.	37,900	5,313,580
General Electric Co.	532,100	15,132,924
Tyco International, Ltd.	348,950	6,490,470
26,936,974
Machinery 3.4%
AGCO Corp. * (p)	167,300	3,208,814
Ingersoll-Rand Co., Ltd., Class A	83,800	4,545,312
Joy Global, Inc. * (p)	176,200	2,782,198
Navistar International Corp. * (p)	196,000	7,647,920
Oshkosh Truck Corp.	85,100	5,660,852
SPX Corp. *	203,600	9,587,524
Timken Co. (p)	345,200	5,281,560
38,714,180
See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

July 31, 2003

	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Road & Rail 0.8%
Arkansas Best Corp.	181,900	$ 5,033,173
Heartland Express, Inc. * (p)	148,200	3,764,280
8,797,453
INFORMATION TECHNOLOGY 14.0%
Communications Equipment 3.0%
Cisco Systems, Inc. *	488,900	9,543,328
Corning, Inc. *	1,795,050	14,611,707
Lucent Technologies, Inc. * (p)	2,616,800	4,605,568
Nokia Corp., ADR	189,500	2,899,350
Nortel Networks Corp. * (p)	721,500	2,128,425
33,788,378
Computers & Peripherals 0.7%
Hewlett-Packard Co.	2,063	43,674
International Business Machines Corp.	102,500	8,328,125
8,371,799
Semiconductors & Semiconductor Equipment 5.0%
Altera Corp. *	1,296,650	24,947,546
Texas Instruments, Inc.	1,498,200	28,271,034
Xilinx, Inc. *	130,000	3,416,400
56,634,980
Software 5.3%
Autodesk, Inc. (p)	364,000	5,445,440
Intuit, Inc. *	205,200	8,827,704
Microsoft Corp.	301,600	7,962,240
Oracle Corp. *	3,187,800	38,253,600
60,488,984
MATERIALS 3.4%
Chemicals 1.4%
Lyondell Chemical Co. (p)	1,021,800	15,296,346
Containers & Packaging 0.9%
Ball Corp.	214,900	10,680,530
Metals & Mining 1.1%
Alcoa, Inc.	176,500	4,901,405
Freeport-McMoRan Copper & Gold, Inc., Class B (p)	96,650	2,589,253
Massey Energy Corp. (p)	411,500	4,711,675
12,202,333
See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

July 31, 2003

	Shares	Value

COMMON STOCKS continued
TELECOMMUNICATION SERVICES 3.2%
Diversified Telecommunication Services 3.2%
ALLTEL Corp. (p)	215,600	$ 10,219,814
Chunghwa Telecom Co., Ltd., ADR (p)	606,000	8,356,740
SBC Communications, Inc.	556,943	13,010,189
Verizon Communications, Inc.	141,955	4,948,551
36,535,294
UTILITIES 2.1%
Electric Utilities 1.7%
CenterPoint Energy, Inc. (p)	700,000	5,649,000
Cinergy Corp.	119,400	4,061,988
Dominion Resources, Inc.	108,150	6,499,815
TXU Corp.	161,750	3,262,498
19,473,301
Multi-Utilities & Unregulated Power 0.4%
AES Corp. * (p)	750,000	4,717,500
Total Common Stocks		1,014,679,922
CONVERTIBLE PREFERRED STOCKS 6.2%
CONSUMER DISCRETIONARY 1.1%
Automobiles 1.1%
General Motors Corp., 6.25%, 07/15/2033 (p)	520,000	12,844,000
FINANCIALS 2.2%
Consumer Finance 0.9%
Capital One Financial Corp., 6.25%, 05/17/2005	254,600	10,194,184
Insurance 1.3%
Chubb Corp., 7.00%, 11/16/2005	150,000	4,069,500
Prudential Financial, Inc., 6.75%, 11/15/2004	36,000	2,098,800
St. Paul Companies, Inc., 9.00%, 08/16/2005	63,500	4,183,380
Travelers Property Casualty Corp., 4.50%, 04/15/2032 (p)	167,100	3,992,019
14,343,699
HEALTH CARE 0.9%
Health Care Providers & Services 0.9%
Anthem, Inc., 6.00%, 11/15/2004	108,400	9,894,752
INFORMATION TECHNOLOGY 0.6%
Office Electronics 0.6%
Xerox Corp., 6.25%, 07/01/2006	65,000	6,930,625
UTILITIES 1.4%
Electric Utilities 0.8%
FPL Group, Inc., 8.00%, 02/16/2006	104,700	5,679,975
Public Service Enterprise Group, Inc., 10.25%, 11/16/2005 (p)	69,500	4,058,800
9,738,775
See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

July 31, 2003

	Shares	Value

CONVERTIBLE PREFERRED STOCKS continued
UTILITIES continued
Multi-Utilities & Unregulated Power 0.6%
Oneok, Inc., 8.50%, 02/16/2006	233,900	$ 6,806,490
Total Convertible Preferred Stocks		70,752,525

	Principal Amount	Value

CONVERTIBLE DEBENTURES 3.3%
CONSUMER DISCRETIONARY 0.6%
Hotels, Restaurants & Leisure 0.6%
Carnival Corp., 1.13%, 04/29/2033 144A	$11,000,000	7,221,940
HEALTH CARE 1.4%
Biotechnology 0.9%
CV Therapeutics, Inc., 2.00%, 05/16/2023 144A	7,000,000	6,746,250
Gilead Sciences, Inc., 2.00%, 12/15/2007	2,000,000	3,142,500
9,888,750
Pharmaceuticals 0.5%
Watson Pharmaceuticals, Inc., 1.75%, 03/15/2023 144A	4,723,000	5,596,755
INDUSTRIALS 0.5%
Airlines 0.5%
Northwest Airlines Corp., 6.625%, 05/15/2023 144A	6,000,000	5,602,500
INFORMATION TECHNOLOGY 0.5%
Communications Equipment 0.2%
Lucent Technologies, Inc., Ser. A, 2.75%, 06/15/2023	3,000,000	2,478,750
IT Services 0.3%
Electronic Data Systems Corp., 3.875%, 07/15/2023 144A	3,000,000	3,090,000
UTILITIES 0.3%
Electric Utilities 0.3%
CenterPoint Energy, Inc., 3.75%, 05/15/2023 144A	3,800,000	3,728,750
Total Convertible Debentures		37,607,445
U.S. TREASURY OBLIGATIONS 0.0%
U.S. Treasury Bonds, 5.50%-8.875%, 05/15/2016-08/15/2028 (ppp)	105,749	129,186
U.S. Treasury Notes, 3.00%-7.00%, 02/29/2004-10/15/2006 (ppp)	33,019	36,616
Total U.S. Treasury Obligations		165,802
See Notes to Financial Statements

16

SCHEDULE OF INVESTMENTS continued

July 31, 2003

	Shares	Value

SHORT-TERM INVESTMENTS 10.3%
MUTUAL FUND SHARES 10.3%
Evergreen Institutional U.S. Government Money Market Fund (o)	7,163,011	$ 7,163,011
Navigator Prime Portfolio (pp)	109,752,141	109,752,141
Total Short-Term Investments		116,915,152
Total Investments (cost $1,163,255,523) 109.0%		1,240,120,846
Other Assets and Liabilities (9.0%)		(102,804,406)
Net Assets 100.0%		$ 1,137,316,440

144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees.
*	Non-income producing security
(o)	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
(p)	All or a portion of this security is on loan.
(pp)	Represents investment of cash collateral received from securities on loan.
(ppp)	Represents securities received as collateral from securities on loan.

Summary of Abbreviations
ADR	American Depository Receipt
REIT	Real Estate Investment Trust
See Notes to Financial Statements

17

STATEMENT OF ASSETS AND LIABILITIES

July 31, 2003

Assets
Identified cost of securities	$ 1,163,255,523
Net unrealized gains on securities	76,865,323

Market value of securities	1,240,120,846
Receivable for securities sold	4,554,043
Receivable for Fund shares sold	890,423
Dividends and interest receivable	2,883,345
Receivable for securities lending income	24,304
Prepaid expenses and other assets	24,495
Total assets	1,248,497,456
Liabilities
Payable for Fund shares redeemed	1,002,243
Payable for securities on loan	109,917,943
Advisory fee payable	21,315
Distribution Plan expenses payable	8,107
Due to other related parties	3,103
Accrued expenses and other liabilities	228,305

Total liabilities	111,181,016

Net assets	$ 1,137,316,440

Net assets represented by
Paid-in capital	$ 1,164,001,638
Undistributed net investment income	1,853,483
Accumulated net realized losses on securities and foreign currency related transactions	(105,404,004)
Net unrealized gains on securities	76,865,323

Total net assets	$ 1,137,316,440

Net assets consists of
Class A	$ 378,882,454
Class B	158,009,644
Class C	25,780,108
Class I	574,644,234

Total net assets	$ 1,137,316,440

Shares outstanding
Class A	19,362,469
Class B	8,145,611
Class C	1,329,558
Class I	29,365,984
Net asset value per share

Class A	$ 19.57
Class A -- Offering price (based on sales charge of 5.75%)	$ 20.76
Class B	$ 19.40
Class C	$ 19.39
Class C -- Offering price (based on sales charge of 1.00%)	$ 19.59
Class I	$ 19.57

See Notes to Financial Statements

18

STATEMENT OF OPERATIONS

Year Ended July 31, 2003

Investment income
Dividends (net of foreign withholding taxes of $87,550)	$ 26,926,867
Interest	774,999

Total investment income	27,701,866

Expenses
Advisory fee	5,355,522
Distribution Plan expenses
Class A	294,908
Class B	1,050,374
Class C	181,749
Administrative services fee	748,003
Transfer agent fees	1,793,930
Trustees' fees and expenses	10,870
Printing and postage expenses	91,490
Custodian fees	175,061
Registration and filing fees	56,209
Professional fees	26,014
Other	78,720

Total expenses	9,862,850
Less: Expense reductions	(3,538)
Fee waivers	(25,796)

Net expenses	9,833,516

Net investment income	17,868,350

Net realized and unrealized gains or losses on securities
Net realized losses on securities	(22,605,780)
Net change in unrealized gains or losses on securities	84,933,928

Net realized and unrealized gains or losses on securities	62,328,148

Net increase in net assets resulting from operations	$ 80,196,498

See Notes to Financial Statements

19

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended July 31,
	2003		2002

Operations
Net investment income		$ 17,868,350		$ 22,664,654
Net realized losses on securities and foreign currency related transactions		(22,605,780)		(37,308,032)
Net change in unrealized gains or losses on securities and foreign currency related transactions		84,933,928		(143,251,383)

Net increase (decrease) in net assets resulting from operations		80,196,498		(157,894,761)

Distributions to shareholders from
Net investment income
Class A		(1,492,385)		(1,979,933)
Class B		(1,479,450)		(2,923,998)
Class C		(265,993)		(365,796)
Class I		(12,849,401)		(19,394,315)
Net realized gains
Class A		0		(202,758)
Class B		0		(432,396)
Class C		0		(52,178)
Class I		0		(1,888,708)

Total distributions to shareholders		(16,087,229)		(27,240,082)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	1,049,395	18,994,554	743,314	15,044,862
Class B	624,115	11,148,438	1,099,931	21,989,839
Class C	349,484	6,382,199	430,549	8,612,878
Class I	491,571	8,813,107	551,296	11,031,799

		45,338,298		56,679,378

Automatic conversion of Class B shares to Class A shares
Class A	942,760	16,920,460	363,645	7,501,494
Class B	(950,859)	(16,920,460)	(366,792)	(7,501,494)

		0		0

Net asset value of shares issued in reinvestment of distributions
Class A	74,534	1,311,180	99,311	1,950,653
Class B	78,204	1,354,044	158,036	3,072,392
Class C	13,777	238,761	19,524	380,486
Class I	655,267	11,505,470	964,937	18,947,272

		14,409,455		24,350,803

Payment for shares redeemed
Class A	(1,596,464)	(28,773,675)	(1,161,719)	(23,119,738)
Class B	(1,791,433)	(31,373,839)	(1,760,059)	(34,186,162)
Class C	(431,149)	(7,583,517)	(216,960)	(4,203,332)
Class I	(2,926,563)	(51,848,035)	(3,913,853)	(78,244,978)

		(119,579,066)		(139,754,210)

Net asset value of shares issued in acquisition
Class A	15,379,907	301,924,701	0	0
Class B	3,687,562	71,825,690	0	0
Class C	395,621	7,702,456	0	0
Class I	1,134,545	22,264,501	0	0

		403,717,348		0

See Notes to Financial Statements

20

STATEMENTS OF CHANGES IN NET ASSETS continued

	Year Ended July 31,
	2003	2002

Capital share transactions continued Net increase (decrease) in net assets resulting from capital share transactions	$ 343,886,035	$ (58,724,029)

Total increase (decrease) in net assets	407,995,304	(243,858,872)
Net assets
Beginning of period	729,321,136	973,180,008

End of period	$ 1,137,316,440	$ 729,321,136

Undistributed net investment income	$ 1,853,483	$ 1,041,686

See Notes to Financial Statements

21

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Equity Income Fund (the "Fund") is a diversified series of Evergreen Equity Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class B, Class C and Institutional ("Class I") shares. Class A shares are sold with a front-end sales charge and pay an ongoing distribution fee. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold with a front-end sales charge and are subject to a contingent deferred sales charge that is payable upon redemption within one year after the month of purchase. Both Class B and Class C shares pay a higher ongoing distribution fee than Class A. Class I shares are sold without a front-end sales charge or contingent deferred sales charge and do not pay a distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are valued at prices obtained from an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such trans-

22

NOTES TO FINANCIAL STATEMENTS continued

actions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on securities.

c. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan, including accrued interest. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

d. Security transactions and investment income

Security transactions are recorded on the trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

e. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

f. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund's components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to certain capital loss carryovers assumed as a result of acquisitions and certain distributions received from real estate investment trusts.

g. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

23

NOTES TO FINANCIAL STATEMENTS continued

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee starting at 0.725% and declining to 0.675% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For any fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup any amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. During the year ended July 31, 2003, EIMC waived its fee in the amount of $25,796 which represents 0.00% of the Fund's average daily net assets. Total amounts subject to recoupment as of July 31, 2003 were $25,796.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual administrative fee of 0.10% of the Fund's average daily net assets.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the year ended July 31, 2003, the transfer agent fees were equivalent to an annual rate of 0.24% of the Fund's average daily net assets.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the year ended July 31, 2003, the Fund paid brokerage commissions of $1,026,934 to Wachovia Securities, LLC.

4. DISTRIBUTION PLANS

Evergreen Distributor, Inc. ("EDI"), a wholly-owned subsidiary of BISYS Fund Services, Inc., serves as principal underwriter to the Fund.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 1.00% of the average daily net assets for Class B and Class C shares. On March 20, 2003, the Trustees of the Fund approved an increase to the annual maximum allowable charge for servicing and distribution fees on Class A shares from 0.25% to 0.30% of the average daily net assets of Class A shares. This increase became effective on March 26, 2003.

5. ACQUISITION

Effective on the close of business on June 13, 2003, the Fund acquired substantially all the assets and assumed certain liabilities of Evergreen Value Fund in a tax-free exchange for Class A, Class B, Class C and Class I shares of the Fund. The acquired net assets consisted primarily of portfolio securities with unrealized appreciation of $27,961,747. The aggregate net assets of the Fund and

24

NOTES TO FINANCIAL STATEMENTS continued

Evergreen Value Fund immediately prior to the acquisition were $746,384,091 and $403,717,348, respectively. The aggregate net assets of the Fund immediately after the acquisition were $1,150,101,439.

6. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $835,875,935 and $883,167,275, respectively, for the year ended July 31, 2003.

During the year ended July 31, 2003, the Fund loaned securities to certain brokers. At July 31, 2003, the value of securities on loan and the value of collateral (including accrued interest) amounted to $107,736,046 and $109,917,943, respectively. During the year ended July 31, 2003, the Fund earned $150,438 in income from securities lending.

On July 31, 2003, the aggregate cost of securities for federal income tax purposes was $1,170,083,708. The gross unrealized appreciation and depreciation on securities based on tax cost was $106,435,860 and $36,398,722, respectively, with a net unrealized appreciation of $70,037,138.

As of July 31, 2003, the Fund had $98,575,819 in capital loss carryovers for federal income tax purposes with $51,682,936 expiring in 2010 and $46,892,883 expiring in 2011.

Certain portions of the capital loss carryovers of the Fund were assumed as a result of acquisitions. Utilization of these capital loss carryovers were limited during the year ended July 31, 2003 in accordance with income tax regulations.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the year ended July 31, 2003, the Fund did not participate in the interfund lending program.

8. DISTRIBUTIONS TO SHAREHOLDERS

As of July 31, 2003, the components of distributable earnings on a tax basis were as follows:

Capital Loss
Undistributed	Unrealized	Carryover and
Ordinary Income	Appreciation	Post-October Loss

$ 1,853,483	$ 70,037,138	$ 98,575,819

25

NOTES TO FINANCIAL STATEMENTS continued

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales.

The tax character of distributions paid was as follows:

	Year Ended July 31,
	2003	2002

Ordinary Income	$ 16,087,229	$ 25,015,365
Long-term Capital Gain	0	2,224,717

9. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

10. DEFERRED TRUSTEES' FEES

Each independent Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

11. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each Fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the year ended July 31, 2003, the Fund had no borrowings under this agreement.

12. CONCENTRATION OF RISK

The Fund may invest a substantial portion of its assets in an industry or sector and, therefore, may be more affected by changes in that industry or sector than would be a comparable mutual fund that is not heavily weighted in any industry or sector.

26

INDEPENDENT AUDITORS' REPORT

Board of Trustees and Shareholders
Evergreen Equity Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Equity Income Fund, a series of Evergreen Equity Trust, as of July 31, 2003, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2003 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Equity Income Fund, as of July 31, 2003, the results of its operations, changes in its net assets and financial highlights for each of the years described above in conformity with accounting principles generally accepted in the United States of America.

Boston, Massachusetts
September 5, 2003

27

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

For corporate shareholders, 99.23% of ordinary income dividends paid during the fiscal year ended July 31, 2003 qualified for the dividends received deduction.

For individual shareholders, certain distributions paid by the Fund during the fiscal year ended July 31, 2003 may be subject to a maximum income tax rate of 15% as provided for by the Jobs & Growth Tax Relief Reconciliation Act of 2003.

28

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30

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31

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice); Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Managing Partner, Roscommon Capital Corp.; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Chairman, Gifford, Drescher & Associates (environmental consulting); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Former Director of Phoenix Total Return Fund and Equifax, Inc. (worldwide information management); Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Sales Manager, SMI STEEL Co. -- South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden & Company (recruitment business development/consulting company); Managing Director, Kennedy Information, Inc. (executive recruitment information and research company); Trustee, NDI Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Columnist, Commerce and Industry Association of New Jersey; Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

32

TRUSTEES AND OFFICERS continued

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director of Hartford Hospital, Old State House Association; Trustee, Greater Hartford YMCA; Former Director of Enhance Financial Services, Inc.; Former Director of CTG Resources, Inc. (natural gas); Former Director, Middlesex Mutual Assurance Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Chief Investment Officer, Executive Vice President and Head of Capital Management Group, First Union National Bank; Former Consultant to the Boards of Trustees of the Evergreen funds; Former Member, New York Stock Exchange; Former Trustee, Mentor Funds and Cash Resource Trust.

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003	President and Chief Investment Officer, Evergreen Investment Management Company, LLC and Executive Vice President, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Senior Vice President, Evergreen Investment Services, Inc. and Treasurer, Vestaur Securities, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation; Former Senior Vice President and General Counsel, Colonial Management Associates, Inc.; Former Vice President and Counsel, Colonial Management Associates, Inc.

[1]  Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. The address of each Trustee is 200 Berkeley Street, Boston, MA 02116. Each Trustee oversees 103 Evergreen funds.

[2]  Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

[3]  The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

[4]  The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

33

Investments that stand the test of time

Year in and year out, Evergreen Investments seeks to provide each client with sound, time-tested investment strategies designed for sustainable long-term success. With over $229 billion* in assets under management, we manage diverse investments from institutional portfolios to mutual funds, variable annuities to retirement plans, alternative investments to private accounts. Our commitment to every one of our clients is reflected in the rigor and discipline with which we manage investments.

We offer a complete family of mutual funds designed to help investors meet a wide range of financial goals. From money market funds that meet short-term needs to international funds that involve greater risk but seek potentially higher returns, Evergreen provides a broad array of flexible investment options. Across all investment styles, we are committed to providing investors with investment excellence day after day, quarter after quarter and year after year.

*As of July 31, 2003

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fourth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2002, Evergreen Investments was ranked third overall.

567505  9/2003

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

Evergreen Mid Cap Value Fund

Evergreen Mid Cap Value Fund: Annual Report as of July 31, 2003

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	FINANCIAL HIGHLIGHTS
10	SCHEDULE OF INVESTMENTS
13	STATEMENT OF ASSETS AND LIABILITIES
14	STATEMENTS OF OPERATIONS
15	STATEMENTS OF CHANGES IN NET ASSETS
17	NOTES TO FINANCIAL STATEMENTS
21	INDEPENDENT AUDITORS' REPORT
22	ADDITIONAL INFORMATION
24	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment
Management Company, LLC. Copyright 2003.

Evergreen mutual funds are distributed by Evergreen Distributor, Inc.,
90 Park Avenue, 10th Floor, New York, NY 10016.

LETTER TO SHAREHOLDERS

September 2003

Dennis H. Ferro President and Chief Investment Officer

We are pleased to provide the annual report for the Evergreen Mid Cap Value Fund, which covers the 11-month period ended July 31, 2003.

The past twelve months in the equity markets were particularly challenging for investors. The period began with positive momentum as stocks' recovered from the five-year lows achieved in July 2002. Investors found value at these levels and stocks soared from the lows. Unfortunately, these gains were short-lived, as the equity markets remained volatile. Economic data was mixed, profit growth was shaky, and questions of corporate credibility remained fresh in investors' minds. Fears of terror were heightened by the sniper shootings, and the U.S. was pressuring the United Nations to take action on Iraq. As a result, stocks returned to their lows in early October. Another impressive market bounce ensued as investors were encouraged by the attractive prices in concert with improving economic reports and signs of renewed earnings growth. As 2002 drew to a close, though, the rally stalled despite aggressive actions by the Federal Reserve to keep rates low.

The low level of interest rates kept relative valuations attractive and equity investors yet again spotted values in stocks early in the New Year. However, geopolitical issues once again trumped investor optimism, as the failed attempts in diplomacy at the United Nations and the growing drumbeat of war caused many on Wall Street to question the vibrancy of the recovery. Indeed, the equity markets returned to the their five-year lows for a third time in a nine-month period by early March. Once it became apparent that war was

1

LETTER TO SHAREHOLDERS continued

inevitable, however, stocks began a significant recovery in late March and early April. Apparently, the uncertainty of war was worse for the market than actual war itself. This clarification on the geopolitical front combined with better than expected profit growth to propel stocks higher. In addition to the rising confidence based on geopolitical clarity and rising corporate profits, equity investors rallied around the prospects for improved fiscal policy. The prospects for more attractive after-tax returns continued to bring more investment dollars back into the market and the positive momentum for stocks continued into the early summer.

We believe the new tax law offers a combination of short-term stimulus and incentives for long-term investment. We expect the law to ultimately strengthen the foundation for investment, as the potential exists for yield to become a larger portion of total return possibilities. As such, we do not recommend that investors alter their previously determined, long-term investment strategies. Too many people may be tempted to chase yield, yet we remind investors that in some cases, companies offer yield in an effort to attract investment despite troubling issues surrounding debt, dim growth prospects, or excess capacity. Therefore, we encourage investors to focus on quality and fundamentals when making investment decisions.

2

LETTER TO SHAREHOLDERS continued

For more information

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. From the Web site, you may also access a new feature that presents a detailed question and answer interview with the portfolio manager(s) for your fund. You can easily reach these interviews by following the link, EvergreenInvestments.com/Annual Updates, from our Web site. Thank you for your continued support of Evergreen Investments.

Dennis H. Ferro
President and Chief Investment Officer
Evergreen Investment Management Company, LLC

3

FUND AT A GLANCE

as of July 31, 2003

MANAGEMENT TEAM

James L. Kaplan, Ph.D.
J.L. Kaplan Associates, LLC
Lead Manager

CURRENT INVESTMENT STYLE2

PERFORMANCE AND RETURNS1

Portfolio inception date: 12/31/1997

	Class A	Class B	Class C	Class I
Class inception date	04/25/2003	04/25/2003	04/25/2003	12/31/1997

11-month return with sales charge	4.03%	5.41%	8.19%	N/A

11-month return w/o sales charge	10.41%	10.41%	10.33%	10.49%

Average annual return*

1 year with sales charge	3.32%	4.61%	7.41%	N/A

1 year w/o sales charge	9.61%	9.61%	9.53%	9.69%

5 year	5.02%	5.96%	6.04%	6.29%

Since portfolio inception	3.39%	4.34%	4.28%	4.50%

*Adjusted for maximum applicable sales charge, unless noted.

LONG-TERM GROWTH

Comparison of a $10,000 investment in Evergreen Mid Cap Value Fund Class A shares,1 versus a similar investment in the Russell Mid Cap Value Index (Russell Mid Cap Value) and the Consumer Price Index (CPI).

The Russell Mid Cap Value is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

4

PORTFOLIO MANAGER COMMENTARY

For the 11 and 12-month periods ended July 31, 2003, the fund's Class A shares returned 10.41% and 9.61%, respectively, excluding any applicable sales charges. The fund's benchmark Russell Mid Cap Value Index returned 12.26% and 13.57%, respectively, for the same periods.

The investment environment for the fiscal year ended July 31, 2003 was a mixture of the worst of times and best of times. The market languished for the first four months of the fiscal year, after which it suffered a steady decline for the next four months as market participants worried about the implications of an impending war in Iraq. But almost coincident with the commencement of hostilities, the market's mood brightened considerably. This may have been simply from the relief associated with the removal of uncertainty, or from optimism generated by stimulative fiscal and monetary policy, combined with a tax cut. From its trough on March 11, 2003, the Russell Mid Cap Value Index soared roughly 30%.

Despite the eventful year, we continued to adhere to our investment philosophy and strategy of buying quality, undervalued companies that have the ability to grow steadily at rates in excess of the general economy.

Performance was helped by an overweighting of consumer durables and capital goods producers, as investors anticipated recovery. Conversely, poor stock selection in the healthcare sector negatively impacted performance, as did an overweighting of consumer staples. Consumer staples tend to exhibit steady growth, but lack the operating leverage, which is attractive in the earliest stages of an economic recovery.

1Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, B and C prior to their inception is based on the performance of Class I. Historical performance for Class I prior to 4/25/2003 is based on the performance of the Institutional shares of the fund's predecessor fund, Undiscovered Managers Mid Cap Value Fund. The historical returns for Classes A, B and C have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I and Institutional shares do not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B and C would have been lower. The advisor is waiving its advisory fee and reimbursing the fund for other expenses. Had the fee not been waived and expenses reimbursed, returns would have been lower.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I shares are only available to institutional shareholders with a minimum $1 million investment.

2 Source: Morningstar, Inc.

Morningstar's style box is based on a portfolio date as of 6/30/2003.

The domestic equity style box placement is based on 10 growth and valuation measures for each of the fund's holdings, as well as the size of the companies in which it invests, or median market capitalization.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

Value-based investments are subject to the risk that the broad market may not recognize their intrinsic value.

All data is as of July 31, 2003, and subject to change.

5

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

Year Ended
CLASS A	July 31, 2003[1,2]
Net asset value, beginning of period	$11.71
Income from investment operations
Net investment loss	-0.01
Net realized and unrealized gains on securities	1.79
Total from investment operations	1.78
Net asset value, end of period	$13.49
Total return[3]	15.20%
Ratios and supplemental data
Net assets, end of period (thousands)	$44
Ratios to average net assets
Expenses[4]	1.74%[5]
Net investment loss	-0.22%[5]
Portfolio turnover rate	25%

[1]   For the period from April 25, 2003 (commencement of class operations), to July 31, 2003.

[2]   Net investment loss per share is based on average shares outstanding during the period.

[3]   Excluding applicable sales charges

[4]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[5]   Annualized

See Notes to Financial Statements

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

Year Ended
CLASS B	July 31, 2003[1,2]
Net asset value, beginning of period	$11.71
Income from investment operations
Net investment loss	-0.04
Net realized and unrealized gains on securities	1.82
Total from investment operations	1.78
Net asset value, end of period	$13.49
Total return[3]	15.20%
Ratios and supplemental data
Net assets, end of period (thousands)	$178
Ratios to average net assets
Expenses[4]	2.43%[5]
Net investment loss	-1.26%[5]
Portfolio turnover rate	25%

[1]   For the period from April 25, 2003 (commencement of class operations), to July 31, 2003.

[2]   Net investment loss per share is based on average shares outstanding during the period.

[3]   Excluding applicable sales charges

[4]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[5]   Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

Year Ended
CLASS C	July 31, 2003[1,2]
Net asset value, beginning of period	$11.71
Income from investment operations
Net investment loss	-0.05
Net realized and unrealized gains on securities	1.82
Total from investment operations	1.77
Net asset value, end of period	$13.48
Total return[3]	15.12%
Ratios and supplemental data
Net assets, end of period (thousands)	$14
Ratios to average net assets
Expenses[4]	2.40%[5]
Net investment loss	-1.46%[5]
Portfolio turnover rate	25%

[1]   For the period from April 25, 2003 (commencement of class operations), to July 31, 2003.

[2]   Net investment loss per share is based on average shares outstanding during the period.

[3]   Excluding applicable sales charges

[4]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[5]   Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended	Year Ended August 31,
CLASS I	July 31, 2003[1,2,3]	2002[2,3]	2001[2,3]	2000[2,3]	1999[2,3]	1998[2,3,4]
Net asset value, beginning of period	$12.40	$13.29	$12.50	$12.48	$9.76	$12.50
Income from investment operations
Net investment income	0.01	0.01	0.09	0.11	0.06	0.03
Net realized and unrealized gains or losses on securities	1.27	-0.41	1.22	0.58	2.86	-2.77
Total from investment operations	1.28	-0.40	1.31	0.69	2.92	-2.74
Distributions to shareholders from
Net investment income	-0.02	-0.09	-0.07	-0.08	-0.08	0
Net realized gains	-0.16	-0.40	-0.45	-0.59	-0.12	0
Total distributions to shareholders	-0.18	-0.49	-0.52	-0.67	-0.20	0
Net asset value, end of period	$13.50	$12.40	$13.29	$12.50	$12.48	$9.76
Total return	10.49%	-3.17%	10.99%	5.99%	30.11%	-21.92%
Ratios and supplemental data
Net assets, end of period (thousands)	$2,048	$6,118	$6,003	$5,381	$1,628	$925
Ratios to average net assets
Expenses[5]	1.30%[6]	1.30%	1.30%	1.30%	1.30%	1.30%[6]
Net investment income	0.12%[6]	0.08%	0.69%	1.10%	0.45%	0.58%[6]
Portfolio turnover rate	25%	34%	42%	112%	74%	74%

[1]   For the eleven months ended July 31, 2003. The Fund changed its fiscal year end from August 31 to July 31, effective July 31, 2003.

[2]   Effective on the close of business on April 25, 2003, Evergreen Mid Cap Value Fund acquired the net assets of Undiscovered Managers Mid Cap Value Fund ("Undiscovered Managers Fund"). Undiscovered Managers Fund was the accounting and performance survivor in this transaction. The financial highlights for the periods prior to April 28, 2003 are those of Undiscovered Managers Fund Institutional Class.

[3]   Net investment income per share is based on average shares outstanding during the period.

[4]   For the period from December 31, 1997 (commencement of class operations) to August 31, 1998.

[5]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[6]   Annualized

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS

July 31, 2003

	Shares	Value

COMMON STOCKS 81.2%
CONSUMER DISCRETIONARY 18.8%
Auto Components 2.3%
Lear Corp. *	1,000	$ 51,980
Distributors 2.0%
Genuine Parts Co.	1,500	46,410
Hotels, Restaurants & Leisure 1.9%
Outback Steakhouse, Inc.	1,200	44,820
Household Durables 4.0%
Black & Decker Corp.	1,100	44,946
Lennar Corp., Class A	700	45,633
90,579
Media 6.4%
Gannett Co., Inc.	600	46,098
Knight-Ridder, Inc.	700	48,041
Omnicom Group, Inc.	700	51,716
145,855
Specialty Retail 2.2%
Ross Stores, Inc.	1,100	50,270
CONSUMER STAPLES 3.9%
Food Products 3.9%
ConAgra Foods, Inc.	2,000	45,060
Smithfield Foods, Inc. *	2,100	44,730
89,790
ENERGY 3.9%
Energy Equipment & Services 1.9%
Pride International, Inc. *	2,600	42,848
Oil & Gas 2.0%
EOG Resources, Inc.	1,200	46,536
FINANCIALS 17.7%
Commercial Banks 8.6%
BankNorth Group, Inc.	1,800	49,680
Charter One Financial, Inc.	1,545	50,244
Mercantile Bankshares Corp.	1,200	48,936
Union Planters Corp.	1,500	48,210
197,070
Insurance 6.4%
Fidelity National Financial, Inc.	1,525	43,752
RenaissanceRe Holdings, Ltd.	1,300	55,367
St. Paul Companies, Inc.	1,300	45,721
144,840
See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

July 31, 2003

	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Thrifts & Mortgage Finance 2.7%
Radian Group, Inc.	1,300	$ 60,853
HEALTH CARE 6.9%
Health Care Equipment & Supplies 1.9%
Becton Dickinson & Co.	1,200	43,956
Health Care Providers & Services 5.0%
Lincare Holdings, Inc. *	1,500	54,600
Oxford Health Plans, Inc. *	1,400	59,780
114,380
INDUSTRIALS 16.3%
Commercial Services & Supplies 4.4%
Dun & Bradstreet Corp. *	1,200	49,332
Valassis Communications, Inc. *	1,800	50,958
100,290
Electrical Equipment 2.3%
Cooper Industries, Ltd., Class A	1,200	53,196
Industrial Conglomerates 2.3%
Textron, Inc.	1,200	52,104
Machinery 7.3%
Crane Co.	2,200	54,582
ITT Industries, Inc.	700	46,690
SPX Corp. *	1,400	65,926
167,198
INFORMATION TECHNOLOGY 9.0%
Electronic Equipment & Instruments 4.4%
Arrow Electronics, Inc. *	3,100	52,855
Vishay Intertechnology, Inc. *	3,600	47,880
100,735
IT Services 2.4%
Unisys Corp. *	4,500	55,170
Software 2.2%
Reynolds & Reynolds Co., Class A	1,700	49,164
MATERIALS 4.7%
Chemicals 4.7%
Engelhard Corp.	1,900	49,932
PPG Industries, Inc.	1,000	56,470
106,402
Total Common Stocks		1,854,446
See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

July 31, 2003

	Shares	Value

SHORT-TERM INVESTMENTS 15.8%
MUTUAL FUND SHARES 15.8%
Evergreen Institutional Money Market Fund (o)	360,596	$ 360,596
Total Investments (cost $1,959,247) 97.0%		2,215,042
Other Assets and Liabilities 3.0%		69,211
Net Assets 100.0%		$ 2,284,253
See Notes to Financial Statements

*	Non-income producing security
(o)	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
See Notes to Financial Statements

12

STATEMENT OF ASSETS AND LIABILITIES

July 31, 2003

Assets
Identified cost of securities	$ 1,959,247
Net unrealized gains on securities	255,795

Market value of securities	2,215,042
Receivable for Fund shares sold	9,870
Dividends receivable	1,509
Receivable from investment advisor	284
Prepaid expenses and other assets	79,121

Total assets	2,305,826

Liabilities
Accrued expenses and other liabilities	21,573

Net assets	$ 2,284,253

Net assets represented by
Paid-in capital	$ 1,961,795
Accumulated net realized gains on securities	66,663
Net unrealized gains on securities	255,795

Total net assets	$ 2,284,253

Net assets consists of
Class A	$ 44,107
Class B	178,055
Class C	14,409
Class I	2,047,682

Total net assets	$ 2,284,253

Shares outstanding
Class A	3,269
Class B	13,203
Class C	1,069
Class I	151,688

Net asset value per share
Class A	$ 13.49
Class A -- Offering price (based on sales charge of 5.75%)	$ 14.31
Class B	$ 13.49
Class C	$ 13.48
Class C -- Offering price (based on sales charge of 1.00%)	$ 13.62
Class I	$ 13.50

See Notes to Financial Statements

13

STATEMENTS OF OPERATIONS

	Year Ended	Year Ended
	July 31, 2003 (a)	August 31, 2002

Investment income
Dividends	$ 72,674	$ 81,702
Income from affiliate	1,377	5,220

Total investment income	74,051	86,922

Expenses
Advisory fee	49,444	59,675
Distribution Plan expenses
Class A	6	0
Class B	120	0
Class C	16	0
Administrative services fee	10,932	15,704
Transfer agent fees	16,921	26,000
Trustees' fees and expenses	143	490
Printing and postage expenses	16,221	500
Custodian fees	4,979	6,500
Registration and filing fees	17,781	0
Professional fees	18,565	26,685
Organization expenses	2,120	6,392
Offering costs	0	13,883
Other	4,318	1,057

Total expenses	141,566	156,886
Less: Expense reductions	(3)	0
Fee waivers and expense reimbursements	(73,760)	(75,225)

Net expenses	67,803	81,661

Net investment income	6,248	5,261

Net realized and unrealized gains
or losses on securities
Net realized gains or losses on securities	397,787	(18,468)
Net change in unrealized gains or losses on securities	191,940	(211,448)

Net realized and unrealized gains or losses on securities	589,727	(229,916)

Net increase (decrease) in net assets resulting from operations	$ 595,975	$ (224,655)

(a) For the eleven months ended July 31, 2003. The Fund changed its fiscal year end from August 31 to July 31, effective July 31, 2003.
See Notes to Financial Statements

14

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended		Year Ended
	July 31, 2003 (a)(b)		August 31, 2002 (c)

Operations
Net investment income		$ 6,248		$ 5,261
Net realized gains or losses on securities		397,787		(18,468)
Net change in unrealized gains or losses on securities		191,940		(211,448)

Net increase (decrease) in net assets resulting from operations		595,975		(224,655)

Distributions to shareholders from
Net investment income
Class I		(8,867)		(42,161)
Net realized gains
Class I		(76,565)		(181,372)

Total distributions to shareholders		(85,432)		(223,533)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	3,409	45,393	0	0
Class B	13,536	180,033	0	0
Class C	1,088	14,172	0	0
Class I	38,993	463,976	39,767	518,575

		703,574		518,575

Net asset value of shares issued in reinvestment of distributions
Class I	7,192	85,296	16,615	217,818

Payment for shares redeemed
Class A	(140)	(1,896)	0	0
Class B	(333)	(4,478)	0	0
Class C	(19)	(252)	0	0
Class I	(387,727)	(5,126,817)	(14,682)	(172,847)

		(5,133,443)		(172,847)

Net increase (decrease) in net assets resulting from capital share transactions		(4,344,573)		563,546

Total increase (decrease) in net assets		(3,834,030)		115,358
Net assets
Beginning of period		6,118,283		6,002,925

End of period		$ 2,284,253		$ 6,118,283

Undistributed net investment income		$ 0		$ 8,865

(a) For the eleven months ended July 31, 2003. The Fund changed its fiscal year end from August 31 to July 31, effective July 31, 2003.
(b) For Classes A, B and C, for the period from April 25, 2003 (commencement of class operations), to July 31, 2003.
(c) Effective on the close of business on April 25, 2003, Evergreen Mid Cap Value Fund acquired the net assets of Undiscovered Managers Mid Vap Value Fund ("Undiscovered Managers Fund"). Undiscovered Managers Fund was the accounting and performance survivor in this transaction.
See Notes to Financial Statements

15

STATEMENTS OF CHANGES IN NET ASSETS continued

	Year Ended
	August 31, 2001 (a)

Operations
Net investment income		$ 37,534
Net realized gains on securities		223,480
Net change in unrealized gains or losses on securities		320,721

Net increase in net assets resulting from operations		581,735

Distributions to shareholders from
Net investment income
Institutional Class		(29,035)
Net realized gains
Institutional Class		(185,320)
Investor Class*		(524)

Total distributions to shareholders		(214,879)

	Shares
Capital share transactions
Proceeds from shares sold
Institutional Class	19,973	253,763

Net asset value of shares issued in reinvestment of distributions
Institutional Class	18,232	213,868
Investor Class*	44	524

		214,392

Payment for shares redeemed
Institutional Class	(17,172)	(210,682)
Investor Class*	(2,005)	(26,574)

		(237,256)

Net increase in net assets resulting from capital share transactions		230,899

Total increase in net assets		597,755
Net assets
Beginning of period		5,405,170

End of period		$ 6,002,925

Undistributed net investment income		$ 42,146

(a) Effective on the close of business on April 25, 2003, Evergreen Mid Cap Value Fund acquired the net assets of Undiscovered Managers Mid Cap Value Fund ("Undiscovered Managers Fund"). Institutional Class shares of Undiscovered Managers Fund received Class I shares of the Fund. Undiscovered Managers Fund was the accounting and performance survivor in this transaction.
* On December 27, 2000, Undiscovered Managers Fund ceased offering Investor Class shares and all remaining Investor Class shares were redeemed.
See Notes to Financial Statements

16

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Mid Cap Value Fund (the "Fund") is a diversified series of Evergreen Equity Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class B, Class C and Institutional ("Class I") shares. Class A shares are sold with a front-end sales charge and pay an ongoing distribution fee. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold with a front-end sales charge and are subject to a contingent deferred sales charge that is payable upon redemption within one year after the month of purchase. Both Class B and Class C shares pay a higher ongoing distribution fee than Class A. Class I shares are sold without a front-end sales charge or contingent deferred sales charge and do not pay a distribution fee.

Effective on the close of business on April 25, 2003, the net assets of Undiscovered Managers Mid Cap Value Fund ("Undiscovered Managers Fund"), a series of Undiscovered Managers Trust, were acquired by the Fund in exchange for shares of the Fund. Institutional Class shares of Undiscovered Managers Fund received Class I shares of the Fund. As Undiscovered Managers Fund contributed the majority of the net assets and shareholders to the Fund, the accounting and performance history of Undiscovered Mangers Fund has been carried forward.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date.

c. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

17

NOTES TO FINANCIAL STATEMENTS continued

d. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund's components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to utilization of earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes.

e. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

f. Organization expenses

As of the close of business on April 25, 2003, all organization expenses have been fully amortized.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee of 0.95% of the Fund's average daily net assets. Prior to April 25, 2003, Undiscovered Managers, LLC served as investment advisor to the predecessor Fund and was paid a fee at the same rate.

J.L. Kaplan Associates, LLC is the investment sub-advisor to the Fund and is paid by EIMC for its services to the Fund.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For any fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup any amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. During the eleven months ended July 31, 2003, EIMC waived its fee in the amount of $49,444 and reimbursed expenses in the amount of $24,316 which combined represents 1.41% of the Fund's average daily net assets on an annualized basis. Total amounts subject to recoupment as of July 31, 2003 were $65,303.

During the year ended August 31, 2002, the prior investment advisor waived its fee in the amount of $59,675 and reimbursed expenses in the amount of $15,550.

18

NOTES TO FINANCIAL STATEMENTS continued

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual administrative fee of 0.10% of the Fund's average daily net assets.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the eleven months ended July 31, 2003, the transfer agent fees were equivalent to an annual rate of 0.32% of the Fund's average daily net assets.

Prior to April 25, 2003, PFPC Inc., an indirect majority-owned subsidiary of The PNC Financial Services Group, Inc., provided administrative, fund accounting, transfer and dividend disbursing agent services for the Fund. For its administrative services, PFPC Inc. received an annual fee of 0.25% of the Fund's average daily net assets.

4. DISTRIBUTION PLANS

Evergreen Distributor, Inc. ("EDI"), a wholly-owned subsidiary of BISYS Fund Services, Inc., serves as principal underwriter to the Fund.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for Class B and Class C shares.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were:

	Cost of Purchases	Proceeds from Sales

Year Ended July 31, 2003*	$1,342,224	$5,877,658
Year Ended August 31, 2002	2,549,436	1,929,491

* For the eleven months ended July 31, 2003. The Fund changed its fiscal year end from August 31 to July 31, effective July 31, 2003.

On July 31, 2003, the aggregate cost of securities for federal income tax purposes was $1,966,676. The gross unrealized appreciation and depreciation on securities based on tax cost was $400,029 and $151,663, respectively, with a net unrealized appreciation of $248,366.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the eleven months ended July 31, 2003, the Fund did not participate in the interfund lending program.

19

NOTES TO FINANCIAL STATEMENTS continued

7. DISTRIBUTIONS TO SHAREHOLDERS

As of July 31, 2003, the components of distributable earnings on a tax basis consisted of undistributed long-term capital gain in the amount of $74,092 and unrealized appreciation in the amount of $248,366.

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales.

The tax character of distributions paid was as follows:

	Year Ended	Year Ended	Year Ended
	July 31, 2003*	August 31, 2002	August 31, 2001

Ordinary Income	$ 85,432	$ 74,282	$ 174,708
Long-term Capital Gain	0	149,251	40,171

* For the eleven months ended July 31, 2003. The Fund changed its fiscal year end from August 31 to July 31, effective July 31, 2003.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES' FEES

Each independent Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each Fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the eleven months ended July 31, 2003, the Fund had no borrowings under this agreement.

20

INDEPENDENT AUDITORS' REPORT

Board of Trustees and Shareholders
Evergreen Equity Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Mid Cap Value Fund (formerly, Undiscovered Managers Mid Cap Value Fund), a portfolio of Evergreen Equity Trust, as of July 31, 2003, and the related statement of operations, statement of changes in net assets and financial highlights for the eleven-month period ended July 31, 2003. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of operations of the Evergreen Mid Cap Value Fund for the year ended August 31, 2002, the statements of changes in net assets for each of the years in the two-year period ended August 31, 2002, and the financial highlights for each of the years or periods in the five-year period ended August 31, 2002, were audited by other auditors whose report dated October 18, 2002, expressed an unqualified opinion on those statements and those financial highlights.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2003 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Mid Cap Value Fund, as of July 31, 2003, the results of its operations, changes in its net assets and financial highlights for the eleven-month period ended July 31, 2003, in conformity with accounting principles generally accepted in the United States of America.

Boston, Massachusetts
September 5, 2003

21

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

For corporate shareholders, 100.00% of ordinary income dividends paid during the fiscal year ended July 31, 2003 qualified for the dividends received deduction.

Pursuant to Section 852 of the Internal Revenue Code, the Fund has designated aggregate and per share capital gain distributions of $180,000 and $1.0636, respectively, through redemptions paid to shareholders for the fiscal year ended July 31, 2003.

22

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23

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice); Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Managing Partner, Roscommon Capital Corp.; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Chairman, Gifford, Drescher & Associates (environmental consulting); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Former Director of Phoenix Total Return Fund and Equifax, Inc. (worldwide information management); Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Sales Manager, SMI STEEL Co. -- South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden & Company (recruitment business development/consulting company); Managing Director, Kennedy Information, Inc. (executive recruitment information and research company); Trustee, NDI Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Columnist, Commerce and Industry Association of New Jersey; Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

24

TRUSTEES AND OFFICERS continued

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director of Hartford Hospital, Old State House Association; Trustee, Greater Hartford YMCA; Former Director of Enhance Financial Services, Inc.; Former Director of CTG Resources, Inc. (natural gas); Former Director, Middlesex Mutual Assurance Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Chief Investment Officer, Executive Vice President and Head of Capital Management Group, First Union National Bank; Former Consultant to the Boards of Trustees of the Evergreen funds; Former Member, New York Stock Exchange; Former Trustee, Mentor Funds and Cash Resource Trust.

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003	President and Chief Investment Officer, Evergreen Investment Management Company, LLC and Executive Vice President, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Senior Vice President, Evergreen Investment Services, Inc. and Treasurer, Vestaur Securities, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation; Former Senior Vice President and General Counsel, Colonial Management Associates, Inc.; Former Vice President and Counsel, Colonial Management Associates, Inc.

[1]  Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. The address of each Trustee is 200 Berkeley Street, Boston, MA 02116. Each Trustee oversees 103 Evergreen funds.

[2]  Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

[3]  The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

[4]  The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

25

Investments that stand the test of time

Year in and year out, Evergreen Investments seeks to provide each client with sound, time-tested investment strategies designed for sustainable long-term success. With over $229 billion* in assets under management, we manage diverse investments from institutional portfolios to mutual funds, variable annuities to retirement plans, alternative investments to private accounts. Our commitment to every one of our clients is reflected in the rigor and discipline with which we manage investments.

We offer a complete family of mutual funds designed to help investors meet a wide range of financial goals. From money market funds that meet short-term needs to international funds that involve greater risk but seek potentially higher returns, Evergreen provides a broad array of flexible investment options. Across all investment styles, we are committed to providing investors with investment excellence day after day, quarter after quarter and year after year.

*As of July 31, 2003

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fourth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2002, Evergreen Investments was ranked third overall.

567507  9/2003

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

Evergreen Small Cap Value Fund

Evergreen Small Cap Value Fund: Annual Report as of July 31, 2003

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	FINANCIAL HIGHLIGHTS
10	SCHEDULE OF INVESTMENTS
14	STATEMENT OF ASSETS AND LIABILITIES
15	STATEMENTS OF OPERATIONS
16	STATEMENTS OF CHANGES IN NET ASSETS
18	NOTES TO FINANCIAL STATEMENTS
23	INDEPENDENT AUDITORS' REPORT
24	ADDITIONAL INFORMATION
28	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment
Management Company, LLC. Copyright 2003.

Evergreen mutual funds are distributed by Evergreen Distributor, Inc.,
90 Park Avenue, 10th Floor, New York, NY 10016.

LETTER TO SHAREHOLDERS

September 2003

Dennis H. Ferro President and Chief Investment Officer

We are pleased to provide the annual report for the Evergreen Small Cap Value Fund, which covers the 11-month period ended July 31, 2003.

The past twelve months in the equity markets were particularly challenging for investors. The period began with positive momentum as stocks' recovered from the five-year lows achieved in July 2002. Investors found value at these levels and stocks soared from the lows. Unfortunately, these gains were short-lived, as the equity markets remained volatile. Economic data was mixed, profit growth was shaky, and questions of corporate credibility remained fresh in investors' minds. Fears of terror were heightened by the sniper shootings, and the U.S. was pressuring the United Nations to take action on Iraq. As a result, stocks returned to their lows in early October. Another impressive market bounce ensued as investors were encouraged by the attractive prices in concert with improving economic reports and signs of renewed earnings growth. As 2002 drew to a close, though, the rally stalled despite aggressive actions by the Federal Reserve to keep rates low.

The low level of interest rates kept relative valuations attractive and equity investors yet again spotted values in stocks early in the New Year. However, geopolitical issues once again trumped investor optimism, as the failed attempts in diplomacy at the United Nations and the growing drumbeat of war caused many on Wall Street to question the vibrancy of the recovery. Indeed, the equity markets returned to the their five-year lows for a third time in a nine-month period by early March. Once it became apparent that war was

1

LETTER TO SHAREHOLDERS continued

inevitable, however, stocks began a significant recovery in late March and early April. Apparently, the uncertainty of war was worse for the market than actual war itself. This clarification on the geopolitical front combined with better than expected profit growth to propel stocks higher. In addition to the rising confidence based on geopolitical clarity and rising corporate profits, equity investors rallied around the prospects for improved fiscal policy. The prospects for more attractive after-tax returns continued to bring more investment dollars back into the market and the positive momentum for stocks continued into the early summer.

We believe the new tax law offers a combination of short-term stimulus and incentives for long-term investment. We expect the law to ultimately strengthen the foundation for investment, as the potential exists for yield to become a larger portion of total return possibilities. As such, we do not recommend that investors alter their previously determined, long-term investment strategies. Too many people may be tempted to chase yield, yet we remind investors that in some cases, companies offer yield in an effort to attract investment despite troubling issues surrounding debt, dim growth prospects, or excess capacity. Therefore, we encourage investors to focus on quality and fundamentals when making investment decisions.

2

LETTER TO SHAREHOLDERS continued

For more information

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. From the Web site, you may also access a new feature that presents a detailed question and answer interview with the portfolio manager(s) for your fund. You can easily reach these interviews by following the link, EvergreenInvestments.com/Annual Updates, from our Web site. Thank you for your continued support of Evergreen Investments.

Dennis H. Ferro
President and Chief Investment Officer
Evergreen Investment Management Company, LLC

3

FUND AT A GLANCE

as of July 31, 2003

MANAGEMENT TEAM

James L. Kaplan, Ph.D.
J.L. Kaplan Associates, LLC.
Lead Manager

CURRENT INVESTMENT STYLE2

PERFORMANCE AND RETURNS1

Portfolio inception date: 12/30/1997

	Class A	Class B	Class C	Class I
Class inception date	07/31/1998	04/25/2003	04/25/2003	12/30/1997

11-month return with sales charge	4.48%	5.95%	8.92%	N/A

11-month return w/o sales charge	10.86%	10.95%	11.01%	11.19%

Average annual return*

1 year with sales charge	5.31%	6.88%	9.82%	N/A

1 year w/o sales charge	11.73%	11.88%	11.94%	12.12%

5 year	7.48%	9.25%	9.32%	9.57%

Since portfolio inception	7.68%	9.39%	9.32%	9.55%

*Adjusted for maximum applicable sales charge, unless noted.

LONG-TERM GROWTH

Comparison of a $10,000 investment in Evergreen Small Cap Value Fund Class A shares,1 versus a similar investment in the Russell 2000 Value Index (Russell 2000 Value) and the Consumer Price Index (CPI).

The Russell 2000 Value is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

4

PORTFOLIO MANAGER COMMENTARY

For the 11 and 12-month periods ended July 31, 2003, the fund's Class A shares returned 10.86% and 11.73%, respectively, excluding any applicable sales charges. For the same two periods, the fund's benchmark Russell 2000 Value Index returned 19.15% and 18.62%, respectively.

The investment environment for the fiscal year ended July 31, 2003 was, to paraphrase Charles Dickens, "the worst of times and the best of times". The market languished for the first four months of the fiscal year, after which it suffered a steady decline for the next four months as market participants worried about the implications of an impending war in Iraq. But almost coincident with the commencement of hostilities, the market's mood brightened considerably. This may have been simply from the relief associated with the removal of uncertainty, or from optimism generated by stimulative fiscal and monetary policy, combined with a tax cut. From its trough on March 11, the Russell 2000 Value Index soared roughly 35%.

Despite the eventful year, we continued to adhere to our investment philosophy and strategy of buying quality, undervalued companies that have the ability to grow steadily at rates in excess of the general economy.

1 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, B and C prior to their inception is based on the performance of Class I, the original class offered. Historical performance shown for Class A from its inception to 4/25/2003 is based on the performance of the Investor shares of the fund's predecessor fund, Undiscovered Managers Small Cap Value Fund. Historical performance for Class I prior to 4/25/2003 is based on the performance of the Institutional shares of the fund's predecessor fund. The historical returns for Classes A, B and C have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.35% for Investor shares, 0.25% for Class A and 1.00% for Classes B and C. Class I and Institutional shares do not pay a 12b-1 fee. If these fees had been reflected, returns for Classes B and C would have been lower while returns for Class A would have been different. Returns reflect expense limits previously in effect, without which returns would have been lower.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I shares are only available to institutional shareholders with a minimum $1 million investment.

2 Source: Morningstar, Inc.

Morningstar's style box is based on a portfolio date as of 6/30/2003.

The domestic equity style box placement is based on 10 growth and valuation measures for each of the fund's holdings, as well as the size of the companies in which it invests, or median market capitalization.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

Smaller capitalization stock investing may offer the potential for greater long-term results; however, it is also generally associated with greater price volatility due to the higher risk of failure.

Value-based investments are subject to the risk that the broad market may not recognize their intrinsic value.

All data is as of July 31, 2003, and subject to change.

5

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended	Year Ended August 31,
CLASS A	July 31, 2003[1,2]	2002[1]	2001[1]	2000[1]	1999[1]	1998[1,3]
Net asset value, beginning of period	$16.72	$17.51	$14.89	$13.52	$10.91	$13.45
Income from investment operations
Net investment income (loss)	-0.10	-0.14	-0.06	-0.06	-0.07	0
Net realized and unrealized gains or losses on securities	1.91	-0.16	3.46	1.61	2.74	-2.54
Total from investment operations	1.81	-0.30	3.40	1.55	2.67	-2.54
Distributions to shareholders from
Net investment income	0	0	0	0	-0.01	0[4]
Net realized gains	-0.03	-0.49	-0.78	-0.18	-0.05	0
Total distributions to shareholders	-0.03	-0.49	-0.78	-0.18	-0.06	0
Net asset value, end of period	$18.50	$16.72	$17.51	$14.89	$13.52	$10.91
Total return[5]	10.86%	-1.76%	23.94%	11.65%	24.51%	-18.88%
Ratios and supplemental data
Net assets, end of period (thousands)	$35,905	$26,335	$8,922	$5,179	$957	$31
Ratios to average net assets
Expenses[6]	1.76%[7]	1.75%	1.75%	1.75%	1.75%	1.40%[7]
Net investment income (loss)	-0.70%[7]	-0.80%	-0.38%	-0.48%	-0.50%	0.15%[7]
Portfolio turnover rate	27%	31%	52%	58%	56%	10%

[1]   Effective on the close of business on April 25, 2003, Evergreen Small Cap Value Fund acquired the net assets of Undiscovered Managers Small Cap Value Fund ("Undiscovered Managers Fund"). Undiscovered Managers Fund was the accounting and performance survivor in this transaction. The financial highlights for the periods prior to April 28, 2003 are those of Investor Class shares of Undiscovered Managers Fund.

[2]   For the eleven months ended July 31, 2003. The Fund changed its fiscal year end from August 31 to July 31, effective July 31, 2003.

[3]   For the period from July 31, 1998 (commencement of class operations), to August 31, 1998.

[4]   Amount represents less than $0.005 per share.

[5]   Excluding applicable sales charges

[6]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[7]   Annualized

See Notes to Financial Statements

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

Year Ended
CLASS B	July 31, 2003[1,2]
Net asset value, beginning of period	$16.21
Income from investment operations
Net investment loss	-0.06
Net realized and unrealized gains or losses on securities	2.61
Total from investment operations	2.55
Net asset value, end of period	$18.76
Total return[3]	15.73%
Ratios and supplemental data
Net assets, end of period (thousands)	$163
Ratios to average net assets
Expenses[4]	2.47%[5]
Net investment loss	-1.40%[5]
Portfolio turnover rate	27%

[1]   For the period from April 25, 2003 (commencement of class operations), to July 31, 2003.

[2]   Net investment loss per share is based on average shares outstanding during the period.

[3]   Excluding applicable sales charges

[4]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[5]   Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

Year Ended
CLASS C	July 31, 2003[1,2]
Net asset value, beginning of period	$16.21
Income from investment operations
Net investment loss	-0.05
Net realized and unrealized gains or losses on securities	2.61
Total from investment operations	2.56
Net asset value, end of period	$18.77
Total return[3]	15.79%
Ratios and supplemental data
Net assets, end of period (thousands)	$11
Ratios to average net assets
Expenses[4]	2.39%[5]
Net investment loss	-1.29%[5]
Portfolio turnover rate	27%

[1]   For the period from April 25, 2003 (commencement of class operations), to July 31, 2003.

[2]   Net investment loss per share is based on average shares outstanding during the period.

[3]   Excluding applicable sales charges

[4]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[5]   Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended	Year Ended August 31,
CLASS I	July 31, 2003[1,2]	2002[1]	2001[1]	2000[1]	1999[1]	1998[1,3]
Net asset value, beginning of period	$16.94	$17.67	$14.97	$13.54	$10.90	$12.50
Income from investment operations
Net investment income (loss)	-0.05	-0.08	0	0	-0.01	0
Net realized and unrealized gains or losses on securities	1.94	-0.16	3.48	1.61	2.72	-1.60
Total from investment operations	1.89	-0.24	3.48	1.61	2.71	-1.60
Distributions to shareholders from
Net investment income	0	0	0[4]	0[4]	-0.02	0[4]
Net realized gains	-0.03	-0.49	-0.78	-0.18	-0.05	0
Total distributions to shareholders	-0.03	-0.49	-0.78	-0.18	-0.07	0
Net asset value, end of period	$18.80	$16.94	$17.67	$14.97	$13.54	$10.90
Total return	11.19%	-1.40%	24.37%	12.08%	24.89%	-12.80%
Ratios and supplemental data
Net assets, end of period (thousands)	$154,397	$108,157	$73,217	$29,171	$20,038	$13,849
Ratios to average net assets
Expenses[5]	1.40%[6]	1.40%	1.40%	1.40%	1.40%	1.40%[6]
Net investment income (loss)	-0.35%[6]	-0.45%	-0.03%	0.00%	-0.11%	0.15%[6]
Portfolio turnover rate	27%	31%	52%	58%	56%	10%

[1]   Effective on the close of business on April 25, 2003, Evergreen Small Cap Value Fund acquired the net assets of Undiscovered Managers Small Cap Value Fund ("Undiscovered Managers Fund"). Undiscovered Managers Fund was the accounting and performance survivor in this transaction. The financial highlights for the periods prior to April 28, 2003 are those of Institutional Class shares of Undiscovered Managers Fund.

[2]   For the eleven months ended July 31, 2003. The Fund changed its fiscal year end from August 31 to July 31, effective July 31, 2003.

[3]   For the period from December 30, 1997 (commencement of class operations), to August 31, 1998.

[4]   Amount represents less than $0.005 per share.

[5]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[6]   Annualized

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS

July 31, 2003

	Shares	Value

COMMON STOCKS 93.4%
CONSUMER DISCRETIONARY 14.2%
Auto Components 1.0%
Arvinmeritor, Inc.	100,000	$ 1,825,000
Hotels, Restaurants & Leisure 3.0%
Applebee's International, Inc.	60,000	1,914,000
Argosy Gaming Corp. *	86,000	1,995,200
Ryan's Family Steak Houses, Inc. *	130,000	1,755,000
5,664,200
Household Durables 3.6%
Furniture Brands International, Inc. *	75,000	1,782,000
Lennar Corp., Class A	70,000	4,563,300
Lennar Corp., Class B	7,000	435,050
6,780,350
Media 1.2%
Journal Register Co. *	130,000	2,389,400
Specialty Retail 5.4%
America's Car-Mart, Inc. *	92,500	1,734,837
Foot Locker, Inc.	200,000	2,992,000
Group 1 Automotive, Inc. *	80,000	3,016,000
Ross Stores, Inc.	55,900	2,554,630
10,297,467
CONSUMER STAPLES 4.5%
Food & Staples Retailing 1.1%
BJ's Wholesale Club, Inc. *	108,300	2,111,850
Food Products 2.8%
Chiquita Brands International, Inc.	165,000	2,524,500
Smithfield Foods, Inc. *	137,000	2,918,100
5,442,600
Household Products 0.6%
Rayovac Corp. *	80,000	1,089,600
ENERGY 3.7%
Energy Equipment & Services 1.3%
Pride International, Inc. *	150,000	2,472,000
Oil & Gas 2.4%
Cimarex Energy Co. *	100,000	2,011,000
Tom Brown, Inc. *	65,000	1,647,750
Vintage Petroleum, Inc.	80,000	917,600
4,576,350
See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

July 31, 2003

	Shares	Value

COMMON STOCKS continued
FINANCIALS 17.9%
Capital Markets 1.2%
American Capital Strategies, Ltd.	78,800	$ 2,216,644
Commercial Banks 4.8%
Columbia Banking System, Inc.	110,000	2,037,200
First State Bancorporation	30,000	843,900
FirstMerit Corp.	110,000	2,625,700
Prosperity Bancshares, Inc.	130,000	2,761,200
Republic Bancorp, Inc.	62,085	848,702
9,116,702
Diversified Financial Services 1.4%
GATX Corp.	125,000	2,740,000
Insurance 5.4%
Arthur J. Gallagher & Co.	85,000	2,255,050
HCC Insurance Holdings, Inc.	115,000	3,436,200
RenaissanceRe Holdings, Ltd.	63,000	2,683,170
RLI Corp.	60,000	1,941,600
10,316,020
Real Estate 1.1%
First Industrial Realty Trust, Inc. REIT	70,000	2,121,000
Thrifts & Mortgage Finance 4.0%
Radian Group, Inc.	55,000	2,574,550
Sovereign Bancorp, Inc.	155,000	2,780,700
Webster Financial Corp.	60,000	2,247,600
7,602,850
HEALTH CARE 10.8%
Health Care Equipment & Supplies 4.9%
Cooper Companies, Inc.	130,000	4,556,500
Datascope Corp.	90,000	2,878,200
Vital Signs, Inc.	65,000	1,852,500
9,287,200
Health Care Providers & Services 5.9%
Coventry Health Care, Inc. *	80,000	4,309,600
Lincare Holdings, Inc. *	110,000	4,004,000
Oxford Health Plans, Inc. *	70,000	2,989,000
11,302,600
INDUSTRIALS 27.7%
Aerospace & Defense 1.5%
Herley Industries, Inc. *	157,500	2,929,500
Building Products 0.9%
Apogee Enterprises, Inc.	170,000	1,739,100
See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

July 31, 2003

	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Commercial Services & Supplies 6.3%
Banta Corp.	60,800	$ 2,057,472
FTI Consulting, Inc. *	125,200	2,754,400
Interpool, Inc.	88,800	1,472,304
United Stationers, Inc. *	70,000	2,682,400
Valassis Communications, Inc. *	110,000	3,114,100
12,080,676
Construction & Engineering 1.6%
Granite Construction, Inc.	170,000	3,054,900
Electrical Equipment 3.3%
Ametek, Inc.	70,000	2,769,200
C&D Technologies, Inc.	100,000	1,505,000
Powell Industries, Inc. *	120,000	1,910,400
6,184,600
Industrial Conglomerates 1.5%
Raven Industries, Inc.	133,300	2,903,274
Machinery 10.8%
AGCO Corp. *	180,000	3,452,400
Barnes Group, Inc.	170,000	4,183,700
Crane Co.	115,000	2,853,150
Manitowoc Co., Inc.	100,000	2,280,000
Pentair, Inc.	75,000	3,026,250
SPX Corp. *	60,000	2,825,400
Terex Corp. *	90,000	1,930,500
20,551,400
Marine 1.8%
Kirby Corp. *	122,000	3,330,600
INFORMATION TECHNOLOGY 7.1%
Communications Equipment 1.3%
Andrew Corp. *	220,000	2,395,800
Computers & Peripherals 2.1%
Imation Corp.	109,200	3,897,348
Electronic Equipment & Instruments 1.3%
Arrow Electronics, Inc. *	100,000	1,705,000
Park Electrochemical Corp.	40,000	852,800
2,557,800
IT Services 1.4%
Perot Systems Corp., Class A *	245,000	2,658,250
Software 1.0%
Reynolds & Reynolds Co., Class A	68,100	1,969,452
See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

July 31, 2003

	Shares	Value

COMMON STOCKS continued
MATERIALS 6.7%
Chemicals 4.3%
Cambrex Corp.	52,000	$ 1,101,360
Ferro Corp.	160,000	3,481,600
Scotts Co., Class A *	70,000	3,710,000
8,292,960
Containers & Packaging 1.4%
AptarGroup, Inc.	70,000	2,607,500
Paper & Forest Products 1.0%
Wausau-Mosinee Paper Corp.	160,000	1,936,000
UTILITIES 0.8%
Gas Utilities 0.8%
Atmos Energy Corp.	60,000	1,462,200
Total Common Stocks		177,903,193
SHORT-TERM INVESTMENTS 8.8%
MUTUAL FUND SHARES 8.8%
Evergreen Institutional Money Market Fund (o)	16,716,599	16,716,599
Total Investments (cost $174,035,477) 102.2%		194,619,792
Other Assets and Liabilities (2.2%)		(4,143,400)
Net Assets 100.0%		$ 190,476,392

*	Non-income producing security
(o)	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations:
REIT	Real Estate Investment Trust
See Notes to Financial Statements

13

STATEMENT OF ASSETS AND LIABILITIES

July 31, 2003

Assets
Identified cost of securities	$ 174,035,477
Net unrealized gains on securities	20,584,315

Market value of securities	194,619,792
Receivable for securities sold	327,671
Receivable for Fund shares sold	464,132
Dividends receivable	78,258
Prepaid expenses and other assets	181,840

Total assets	195,671,693

Liabilities
Payable for securities purchased	4,817,621
Payable for Fund shares redeemed	341,055
Advisory fee payable	5,464
Distribution Plan expenses payable	341
Due to other related parties	520
Accrued expenses and other liabilities	30,300

Total liabilities	5,195,301

Net assets	$ 190,476,392

Net assets represented by
Paid-in capital	$ 166,945,292
Undistributed net investment loss	(303)
Accumulated net realized gains on securities	2,947,088
Net unrealized gains on securities	20,584,315

Total net assets	$ 190,476,392

Net assets consists of
Class A	$ 35,905,305
Class B	163,343
Class C	10,621
Class I	154,397,123

Total net assets	$ 190,476,392

Shares outstanding
Class A	1,940,974
Class B	8,709
Class C	566
Class I	8,212,211

Net asset value per share
Class A	$ 18.50
Class A -- Offering price (based on sales charge of 5.75%)	$ 19.63
Class B	$ 18.76
Class C	$ 18.77
Class C -- Offering price (based on sales charge of 1.00%)	$ 18.96
Class I	$ 18.80

See Notes to Financial Statements

14

STATEMENTS OF OPERATIONS

	Year Ended	Year Ended
	July 31, 2003(a)	August 31, 2002

Investment income
Dividends	$ 1,434,528	$ 1,068,284

Expenses
Advisory fee	1,437,573	1,185,721
Distribution Plan expenses
Class A	91,154	69,984
Class B	119	0
Class C	4	0
Administrative services fee	273,424	282,314
Transfer agent fees	88,610	82,200
Trustees' fees and expenses	5,211	8,500
Printing and postage expenses	34,151	9,000
Custodian fees	28,334	23,200
Registration and filing fees	54,109	0
Professional fees	44,171	69,785
Organization expenses	2,105	6,408
Other	23,679	42,248

Total expenses	2,082,644	1,779,360
Less: Expense reductions	(110)	0
Fee waivers	(74,493)	(128,415)

Net expenses	2,008,041	1,650,945

Net investment loss	(573,513)	(582,661)

Net realized and unrealized gains or losses on securities
Net realized gains on securities	3,518,939	1,522,997
Net change in unrealized gains or losses on securities	16,565,985	(5,989,506)

Net realized and unrealized gains or losses on securities	20,084,924	(4,466,509)

Net increase (decrease) in net assets resulting from operations	$ 19,511,411	$ (5,049,170)

(a) For the eleven months ended July 31, 2003. The Fund changed its fiscal year from August 31 to July 31, effective July 31, 2003.
See Notes to Financial Statements

15

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended		Year Ended
	July 31, 2003 (a) (b) (c)		August 31, 2002 (c)

Operations
Net investment loss		$ (573,513)		$ (582,661)
Net realized gains on securities		3,518,939		1,522,997
Net change in unrealized gains or losses on securities		16,565,985		(5,989,506)

Net increase (decrease) in net assets resulting from operations		19,511,411		(5,049,170)

Distributions to shareholders from
Net realized gains
Class A		(55,730)		(514,924)
Class I		(216,005)		(2,116,866)

Total distributions to shareholders		(271,735)		(2,631,790)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	967,395	15,731,172	1,345,168	23,784,434
Class B	8,709	158,911	0	0
Class C	566	10,407	0	0
Class I	4,132,866	68,380,622	3,457,982	62,789,130

		84,281,112		86,573,564

Net asset value of shares issued in reinvestment of distributions
Class A	3,163	51,439	30,121	513,873
Class I	12,013	198,092	111,884	1,928,890

		249,531		2,442,763

Payment for shares redeemed
Class A	(604,289)	(9,745,579)	(310,056)	(5,573,084)
Class I	(2,316,632)	(38,040,133)	(1,329,391)	(23,409,736)

		(47,785,712)		(28,982,820)

Net increase in net assets resulting from capital share transactions		36,744,931		60,033,507

Total increase in net assets		55,984,607		52,352,547
Net assets
Beginning of period		134,491,785		82,139,238

End of period		$ 190,476,392		$ 134,491,785

Undistributed net investment income (loss)		$ (303)		$ 0

(a) For the eleven months ended July 31, 2003. The Fund changed its fiscal year end from August 31 to July 31, effective July 31, 2003.
(b) For Classes B and C, for the period from April 25, 2003 (commencement of class operations), to July 31, 2003.
(c) Effective on the close of business on April 25, 2003, Evergreen Small Cap Value Fund acquired the net assets of Undiscovered Managers Small Cap Value Fund ("Undiscovered Managers Fund"). Undiscovered Mangers Fund was the accounting and performance survivor in this transaction.
See Notes to Financial Statements

16

STATEMENTS OF CHANGES IN NET ASSETS continued

	Year Ended
	August 31, 2001 (a) (b)

Operations
Net investment loss		$ (48,282)
Net realized gains on securities		3,347,350
Net change in unrealized gains on securities		8,636,712

Net increase in net assets resulting from operations		11,935,780

Distributions to shareholders from
Net realized gains
Class A		(285,404)
Class C		(39,402)
Class I		(1,741,711)

Total distributions to shareholders		(2,066,517)

	Shares
Capital share transactions
Proceeds from shares sold
Class A	166,179	2,658,745
Class C	30,748	460,944
Class I	2,582,598	42,026,820

		45,146,509

Net asset value of shares issued in reinvestment of distributions
Class A	19,861	285,404
Class C	2,568	36,550
Class I	117,895	1,704,750

		2,026,704

Payment for shares redeemed
Class A	(24,428)	(382,868)
Class C	(61,755)	(965,443)
Class I	(506,117)	(8,324,599)

		(9,672,910)

Net increase in net assets resulting from capital share transactions	37,500,303

Total increase in net assets		47,369,566
Net assets
Beginning of period		34,769,672

End of period		$ 82,139,238

Undistributed net investment income		$ 0

(a) On March 15, 2001, Undiscovered Managers Fund ceased offering Class C shares and all remaining Class C shares were redeemed.
(b) Effective on the close of business on April 25, 2003, Evergreen Small Cap Value Fund acquired the net assets of Undiscovered Managers Small Cap Value Fund ("Undiscovered Managers Fund"). Investor and Institutional Class shares of Undiscovered Managers Fund received Class A and Class I shares, respectively, of the Fund. Undiscovered Managers Fund was the accounting and performance survivor in this transaction.
See Notes to Financial Statements

17

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Small Cap Value Fund (the "Fund") (formerly, Evergreen Small Cap Value Fund II) is a diversified series of Evergreen Equity Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class B, Class C and Institutional ("Class I") shares. Class A shares are sold with a front-end sales charge and pay an ongoing distribution fee. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold with a front-end sales charge and are subject to a contingent deferred sales charge that is payable upon redemption within one year after the month of purchase. Both Class B and Class C shares pay a higher ongoing distribution fee than Class A. Class I shares are sold without a front-end sales charge or contingent deferred sales charge and do not pay a distribution fee.

Effective on the close of business on April 25, 2003, the net assets of Undiscovered Managers Small Cap Value Fund ("Undiscovered Managers Fund"), a series of Undiscovered Managers Trust, were acquired by the Fund in exchange for shares of the Fund. Investor and Institutional Class shares of Undiscovered Managers Fund received Class A and Class I shares, respectively, of the Fund. As Undiscovered Managers Fund contributed the majority of the net assets and shareholders to the Fund, the accounting and performance history of Undiscovered Managers Fund has been carried forward.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date

18

NOTES TO FINANCIAL STATEMENTS continued

c. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

d. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund's components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to certain distributions received from real estate investment trusts.

e. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

f. Organization expenses

As of the close of business on April 25, 2003, all organization expenses have been fully amortized.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee of 1.05% of the Fund's average daily net assets. Prior to April 28, 2003, Undiscovered Managers, LLC served as investment advisor to the Fund and was paid a fee at the same rate.

J.L. Kaplan Associates, LLC is the sub-advisor to the Fund and is paid by EIMC for its services to the Fund.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For any fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup any amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. During the eleven months ended July 31, 2003, EIMC waived its fee in the amount of $74,493 which represents 0.05% of the Fund's average daily net assets (on an annualized basis). During the year ended August 31, 2002, the prior investment advisor waived its fee in the amount of $128,415.

19

NOTES TO FINANCIAL STATEMENTS continued

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual administrative fee of 0.10% of the Fund's average daily net assets.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

Prior to April 28, 2003, PFPC Inc., an indirect majority-owned subsidiary of The PNC Financial Services Group, Inc., provided administrative, fund accounting, transfer and dividend disbursing agent services for the Fund. For its administrative services, PFPC Inc. received an annual fee of 0.25% of the Fund's average daily net assets.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the eleven months ended July 31, 2003, the Fund paid brokerage commissions of $4,625 to Wachovia Securities, LLC.

4. DISTRIBUTION PLANS

Evergreen Distributor, Inc. ("EDI"), a wholly-owned subsidiary of BISYS Fund Services, Inc., serves as principal underwriter to the Fund.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 1.00% of the average daily net assets for Class B and Class C shares. A distribution fee of 0.25% is assessed on Class A assets for purchases after April 25, 2003. Class A assets received from the predecessor fund are assessed a distribution fee at an annual rate of 0.35% of the average daily net assets attributable to those assets.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were:

	Cost of Purchases	Proceeds from Sales

Year Ended July 31, 2003*	$ 68,709,078	$ 38,114,951
Year Ended August 31, 2002	86,367,906	32,348,710

* For the eleven months ended July 31, 2003. The Fund changed its fiscal year end from August 31 to July 31, effective July 31, 2003.

On July 31, 2003, the aggregate cost of securities for federal income tax purposes was $174,006,784. The gross unrealized appreciation and depreciation on securities based on tax cost was $28,051,058 and $7,438,050, respectively, with a net unrealized appreciation of $20,613,008.

20

NOTES TO FINANCIAL STATEMENTS continued

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the eleven months ended July 31, 2003, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of July 31, 2003, the components of distributable earnings on a tax basis were as follows:

Undistributed	Undistributed
Ordinary	Long-term	Unrealized
Income	Capital Gain	Appreciation

$ 2,300,955	$ 617,137	$ 20,613,008

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to short-term capital gains which are considered ordinary income for income tax purposes.

The tax character of distributions paid was as follows:

	Year Ended	Year Ended	Year Ended
	July 31, 2003*	August 31, 2002	August 31, 2001

Ordinary Income	$ 0	$ 2,417,196	$ 473,869
Long-term Capital Gain	271,735	214,594	1,592,648

* For the eleven months ended July 31, 2003. The Fund changed its fiscal year end from August 31 to July 31, effective July 31, 2003.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES' FEES

Each independent Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each Fund's borrowing restrictions. Borrowings under this facility bear interest at

21

NOTES TO FINANCIAL STATEMENTS continued

0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the eleven months ended July 31, 2003, the Fund had no borrowings under this agreement.

11. CONCENTRATION OF RISK

The Fund may invest a substantial portion of its assets in an industry or sector and, therefore, may be more affected by changes in that industry or sector than would be a comparable mutual fund that is not heavily weighted in any industry or sector.

22

INDEPENDENT AUDITORS' REPORT

Board of Trustees and Shareholders
Evergreen Equity Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Small Cap Value Fund (formerly, Evergreen Small Cap Value Fund II and previous to that Undiscovered Managers Small Cap Value Fund), a series of Evergreen Equity Trust, as of July 31, 2003, and the related statement of operations, statement of changes in net assets and financial highlights for the eleven-month period ended July 31, 2003. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of operations of the Evergreen Small Cap Value Fund for the year ended August 31, 2002, the statements of changes in net assets for each of the years in the two-year period ended August 31, 2002, and the financial highlights for each of the years or periods in the five-year period ended August 31, 2002, were audited by other auditors whose report dated October 18, 2002, expressed an unqualified opinion on those statements and those financial highlights.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2003 by correspondence with the custodian. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Small Cap Value Fund, as of July 31, 2003, the results of its operations, changes in its net assets and financial highlights for the eleven-month period ended July 31, 2003, in conformity with accounting principles generally accepted in the United States of America.

Boston, Massachusetts
September 5, 2003

23

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

Pursuant to Section 852 of the Internal Revenue Code, the Fund has designated aggregate and per share capital gain distributions of $271,735 and $0.0267, respectively, for the fiscal year ended July 31, 2003.

24

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27

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice); Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Managing Partner, Roscommon Capital Corp.; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Chairman, Gifford, Drescher & Associates (environmental consulting); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Former Director of Phoenix Total Return Fund and Equifax, Inc. (worldwide information management); Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Sales Manager, SMI STEEL Co. -- South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden & Company (recruitment business development/consulting company); Managing Director, Kennedy Information, Inc. (executive recruitment information and research company); Trustee, NDI Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Columnist, Commerce and Industry Association of New Jersey; Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

28

TRUSTEES AND OFFICERS continued

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director of Hartford Hospital, Old State House Association; Trustee, Greater Hartford YMCA; Former Director of Enhance Financial Services, Inc.; Former Director of CTG Resources, Inc. (natural gas); Former Director, Middlesex Mutual Assurance Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Chief Investment Officer, Executive Vice President and Head of Capital Management Group, First Union National Bank; Former Consultant to the Boards of Trustees of the Evergreen funds; Former Member, New York Stock Exchange; Former Trustee, Mentor Funds and Cash Resource Trust.

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003	President and Chief Investment Officer, Evergreen Investment Management Company, LLC and Executive Vice President, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Senior Vice President, Evergreen Investment Services, Inc. and Treasurer, Vestaur Securities, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation; Former Senior Vice President and General Counsel, Colonial Management Associates, Inc.; Former Vice President and Counsel, Colonial Management Associates, Inc.

[1]  Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. The address of each Trustee is 200 Berkeley Street, Boston, MA 02116. Each Trustee oversees 103 Evergreen funds.

[2]  Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

[3]  The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

[4]  The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

Investments that stand the test of time

Year in and year out, Evergreen Investments seeks to provide each client with sound, time-tested investment strategies designed for sustainable long-term success. With over $229 billion* in assets under management, we manage diverse investments from institutional portfolios to mutual funds, variable annuities to retirement plans, alternative investments to private accounts. Our commitment to every one of our clients is reflected in the rigor and discipline with which we manage investments.

We offer a complete family of mutual funds designed to help investors meet a wide range of financial goals. From money market funds that meet short-term needs to international funds that involve greater risk but seek potentially higher returns, Evergreen provides a broad array of flexible investment options. Across all investment styles, we are committed to providing investors with investment excellence day after day, quarter after quarter and year after year.

*As of July 31, 2003

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fourth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2002, Evergreen Investments was ranked third overall.

567508   9/2003

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

Evergreen Growth and Income Fund

Evergreen Growth & Income Fund: Annual Report as of July 31, 2003

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	FINANCIAL HIGHLIGHTS
10	SCHEDULE OF INVESTMENTS
18	STATEMENT OF ASSETS AND LIABILITIES
19	STATEMENT OF OPERATIONS
20	STATEMENTS OF CHANGES IN NET ASSETS
21	NOTES TO FINANCIAL STATEMENTS
26	INDEPENDENT AUDITORS' REPORT
27	ADDITIONAL INFORMATION
28	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment
Management Company, LLC. Copyright 2003.

Evergreen mutual funds are distributed by Evergreen Distributor, Inc.,
90 Park Avenue, 10th Floor, New York, NY 10016.

LETTER TO SHAREHOLDERS

September 2003

Dennis H. Ferro President and Chief Investment Officer

We are pleased to provide the annual report for the Evergreen Growth & Income Fund, which covers the 12-month period ended July 31, 2003.

The past twelve months in the equity markets were particularly challenging for investors. The period began with positive momentum as stocks' recovered from the five-year lows achieved in July 2002. Investors found value at these levels and stocks soared from the lows. Unfortunately, these gains were short-lived, as the equity markets remained volatile. Economic data was mixed, profit growth was shaky, and questions of corporate credibility remained fresh in investors' minds. Fears of terror were heightened by the sniper shootings, and the U.S. was pressuring the United Nations to take action on Iraq. As a result, stocks returned to their lows in early October. Another impressive market bounce ensued as investors were encouraged by the attractive prices in concert with improving economic reports and signs of renewed earnings growth. As 2002 drew to a close, though, the rally stalled despite aggressive actions by the Federal Reserve to keep rates low.

The low level of interest rates kept relative valuations attractive and equity investors yet again spotted values in stocks early in the New Year. However, geopolitical issues once again trumped investor optimism, as the failed attempts in diplomacy at the United Nations and the growing drumbeat of war caused many on Wall Street to question the vibrancy of the recovery. Indeed, the equity markets returned to the their five-year lows for a third time in a nine-month period by early March. Once it became apparent that war was

1

LETTER TO SHAREHOLDERS continued

inevitable, however, stocks began a significant recovery in late March and early April. Apparently, the uncertainty of war was worse for the market than actual war itself. This clarification on the geopolitical front combined with better than expected profit growth to propel stocks higher. In addition to the rising confidence based on geopolitical clarity and rising corporate profits, equity investors rallied around the prospects for improved fiscal policy. The prospects for more attractive after-tax returns continued to bring more investment dollars back into the market and the positive momentum for stocks continued into the early summer.

We believe the new tax law offers a combination of short-term stimulus and incentives for long-term investment. We expect the law to ultimately strengthen the foundation for investment, as the potential exists for yield to become a larger portion of total return possibilities. As such, we do not recommend that investors alter their previously determined, long-term investment strategies. Too many people may be tempted to chase yield, yet we remind investors that in some cases, companies offer yield in an effort to attract investment despite troubling issues surrounding debt, dim growth prospects, or excess capacity. Therefore, we encourage investors to focus on quality and fundamentals when making investment decisions.

2

LETTER TO SHAREHOLDERS continued

For more information

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. From the Web site, you may also access a new feature that presents a detailed question and answer interview with the portfolio manager(s) for your fund. You can easily reach these interviews by following the link, EvergreenInvestments.com/Annual Updates, from our Web site. Thank you for your continued support of Evergreen Investments.

Dennis H. Ferro
President and Chief Investment Officer
Evergreen Investment Management Company, LLC

3

FUND AT A GLANCE

as of July 31, 2003

MANAGEMENT TEAM

Walter T. McCormick, CFA
Value Equity Team
Lead Manager

CURRENT INVESTMENT STYLE2

PERFORMANCE AND RETURNS1

Portfolio inception date: 10/15/1986

	Class A	Class B	Class C	Class I
Class inception date	1/3/1995	1/3/1995	1/3/1995	10/15/1986

Average annual return*

1 year with sales charge	2.11%	2.60%	5.47%	N/A

1 year w/o sales charge	8.32%	7.60%	7.54%	8.64%

5 year	-4.01%	-3.90%	-3.78%	-2.62%

10 year	6.90%	6.86%	6.76%	7.76%

*Adjusted for maximum applicable sales charge, unless noted.

LONG-TERM GROWTH

Comparison of a $10,000 investment in Evergreen Growth and Income Fund Class A shares,1 versus a similar investment in the Russell 1000 Value Index (Russell 1000 Value) and the Consumer Price Index (CPI).

The Russell 1000 Value is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

1 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, B and C prior to their inception is based on the performance of Class I, the original class offered. The historical returns for Classes A, B and C have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B and C would have been lower. Returns reflect expense limits previously in effect, without which returns would have been lower.

4

PORTFOLIO MANAGER COMMENTARY

For the 12-month period ended July 31, 2003, the fund's Class A shares returned 8.32%, excluding any applicable sales charges. For this same period, the fund's benchmark Russell 1000 Value Index returned 10.75%.

The fiscal year started with uncertain geopolitical situation, mixed economic data and profit concerns causing negative market sentiment and an extensive sell off in October 2002. Subsequently, equity markets posted impressive gains into the New Year as investors felt the sell-off was unwarranted. Earlier in the current calendar year, equity markets performance followed real-time events of war, rising and falling based on the real/perceived progress made in Iraq. However, as the year progressed, equity markets posted double digit returns. Relief from two major investor hang-ups helped market performance, namely, allied victory in Iraq and the passage of tax relief legislation. This provided a much-needed turn in investor sentiment as solid foundation is being laid for improving business prospects and the Fed remains committed to a stimulative monetary policy.

Amid this volatile environment, the most successful strategy has been to position the fund for participation in cyclical market gains while minimizing the downside risk. This year, avoiding the sectors and companies with high probability to deliver disappointing performance became just as important as staying with those companies with the best prospects for secular growth. Our relatively conservative positioning, emphasizing established companies, helped keep performance in line with competitive rankings for most of the period. However, the fund did not participate fully in the market surge during the final weeks of the 12-month period, when more aggressive lower-quality stocks were the performance leaders. The overall theme during the year for the fund has been to emphasize quality within sectors and diversification across sectors.

Over the second half of the year, we anticipate improving economic growth, continued earnings recovery and the emergence of better capital spending trends, which we believe should reinforce the economic recovery.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I shares are only available to institutional shareholders with a minimum $1 million investment.

2 Source: Morningstar, Inc.

Morningstar's style box is based on a portfolio date as of 06/30/2003.

The domestic equity style box placement is based on 10 growth and valuation measures for each of the fund's holdings, as well as the size of the companies in which it invests, or median market capitalization.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

Funds that invest in high yield, lower-rated bonds may contain more risk due to the increased possibility of default.

Value-based investments are subject to the risk that the broad market may not recognize their intrinsic value.

All data is as of July 31, 2003, and subject to change.

5

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended July 31,
CLASS A	2003[1]	2002[1]	2001[1]	2000	1999
Net asset value, beginning of period	$18.58	$23.92	$30.72	$29.56	$29.14
Income from investment operations
Net investment income (loss)	0.12	0.03	-0.05	-0.09	0.10
Net realized and unrealized gains or losses on securities, written options and foreign currency related transactions	1.41	-4.39	-3.12	1.85	1.16
Total from investment operations	1.53	-4.36	-3.17	1.76	1.26
Distributions to shareholders from
Net investment income	-0.09	0	0	0	-0.06
Net realized gains	0	-0.98	-3.63	-0.60	-0.78
Total distributions to shareholders	-0.09	-0.98	-3.63	-0.60	-0.84
Net asset value, end of period	$20.02	$18.58	$23.92	$30.72	$29.56
Total return[2]	8.32%	-18.72%	-11.35%	6.01%	4.48%
Ratios and supplemental data
Net assets, end of period (millions)	$125	$103	$147	$207	$250
Ratios to average net assets
Expenses[3]	1.70%	1.56%	1.51%	1.47%	1.43%
Net investment income (loss)	0.65%	0.14%	-0.19%	-0.28%	0.33%
Portfolio turnover rate	72%	74%	26%	61%	39%

[1]   Net investment income (loss) per share is based on average shares outstanding during the period.

[2]   Excluding applicable sales charges

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

See Notes to Financial Statements

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended July 31,
CLASS B	2003[1]	2002[1]	2001[1]	2000	1999
Net asset value, beginning of period	$17.80	$23.14	$30.05	$29.14	$28.88
Income from investment operations
Net investment loss	-0.01	-0.12	-0.25	-0.35	-0.14
Net realized and unrealized gains or losses on securities, written options and foreign currency related transactions	1.36	-4.24	-3.03	1.86	1.18
Total from investment operations	1.35	-4.36	-3.28	1.51	1.04
Distributions to shareholders from
Net investment income	-0.01	0	0	0	0
Net realized gains	0	-0.98	-3.63	-0.60	-0.78
Total distributions to shareholders	-0.01	-0.98	-3.63	-0.60	-0.78
Net asset value, end of period	$19.14	$17.80	$23.14	$30.05	$29.14
Total return[2]	7.60%	-19.37%	-12.03%	5.23%	3.73%
Ratios and supplemental data
Net assets, end of period (millions)	$242	$313	$505	$706	$891
Ratios to average net assets
Expenses[3]	2.43%	2.31%	2.26%	2.22%	2.18%
Net investment loss	-0.05%	-0.60%	-0.94%	-1.03%	-0.43%
Portfolio turnover rate	72%	74%	26%	61%	39%

[1]   Net investment loss per share is based on average shares outstanding during the period.

[2]   Excluding applicable sales charges

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended July 31,
CLASS C	2003[1]	2002[1]	2001[1]	2000	1999
Net asset value, beginning of period	$17.81	$23.14	$30.05	$29.14	$28.89
Income from investment operations
Net investment loss	-0.01	-0.12	-0.25	-0.36	-0.16
Net realized and unrealized gains or losses on securities, written options and foreign currency related transactions	1.35	-4.23	-3.03	1.87	1.19
Total from investment operations	1.34	-4.35	-3.28	1.51	1.03
Distributions to shareholders from
Net investment income	-0.01	0	0	0	0
Net realized gains	0	-0.98	-3.63	-0.60	-0.78
Total distributions to shareholders	-0.01	-0.98	-3.63	-0.60	-0.78
Net asset value, end of period	$19.14	$17.81	$23.14	$30.05	$29.14
Total return[2]	7.54%	-19.32%	-12.03%	5.23%	3.69%
Ratios and supplemental data
Net assets, end of period (millions)	$12	$12	$17	$26	$37
Ratios to average net assets
Expenses[3]	2.43%	2.31%	2.26%	2.21%	2.18%
Net investment loss	-0.07%	-0.60%	-0.94%	-1.02%	-0.42%
Portfolio turnover rate	72%	74%	26%	61%	39%

[1]   Net investment loss per share is based on average shares outstanding during the period.

[2]   Excluding applicable sales charges

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended July 31,
CLASS I1	2003[2]	2002[2]	2001[2]	2000	1999
Net asset value, beginning of period	$18.80	$24.14	$30.90	$29.65	$29.19
Income from investment operations
Net investment income (loss)	0.17	0.09	0.01	-0.01	0.19
Net realized and unrealized gains or losses on securities, written options and foreign currency related transactions	1.44	-4.45	-3.14	1.86	1.15
Total from investment operations	1.61	-4.36	-3.13	1.85	1.34
Distributions to shareholders from
Net investment income	-0.15	0	0	0	-0.10
Net realized gains	0	-0.98	-3.63	-0.60	-0.78
Total distributions to shareholders	-0.15	-0.98	-3.63	-0.60	-0.88
Net asset value, end of period	$20.26	$18.80	$24.14	$30.90	$29.65
Total return	8.64%	-18.54%	-11.14%	6.30%	4.75%
Ratios and supplemental data
Net assets, end of period (millions)	$93	$113	$256	$484	$634
Ratios to average net assets
Expenses[3]	1.43%	1.31%	1.26%	1.22%	1.18%
Net investment income (loss)	0.94%	0.40%	0.05%	-0.03%	0.57%
Portfolio turnover rate	72%	74%	26%	61%	39%

[1]   Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).

[2]   Net investment income (loss) per share is based on average shares outstanding during the period.

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS

July 31, 2003

	Shares	Value

COMMON STOCKS 95.4%
CONSUMER DISCRETIONARY 10.1%
Household Durables 0.2%
Furniture Brands International, Inc. *	39,200	$ 931,392
Internet & Catalog Retail 0.2%
InterActiveCorp * (p)	26,200	1,060,314
Media 5.4%
AOL Time Warner, Inc. *	67,300	1,038,439
Clear Channel Communications, Inc.	100,789	4,127,310
Comcast Corp., Class A *	198,184	5,983,643
McGraw-Hill Companies, Inc.	10,880	661,286
New York Times Co., Class A	111,200	4,959,520
Tribune Co.	54,000	2,549,880
Viacom, Inc., Class A * (p)	84,600	3,689,406
Viacom, Inc., Class B *	32,100	1,396,992
Walt Disney Co.	52,900	1,159,568
25,566,044
Multi-line Retail 0.7%
Target Corp.	90,300	3,460,296
Specialty Retail 2.9%
Borders Group, Inc. *	57,300	1,019,940
Chico's FAS, Inc. * (p)	62,700	1,702,305
Circuit City Stores, Inc.	108,600	996,948
Home Depot, Inc.	129,000	4,024,800
Lowe's Companies, Inc.	14,300	680,108
Michaels Stores, Inc.	20,300	783,783
Office Depot, Inc. *	86,883	1,442,258
Staples, Inc. *	103,300	2,080,462
Williams-Sonoma, Inc. *	22,200	627,150
13,357,754
Textiles, Apparel & Luxury Goods 0.7%
Jones Apparel Group, Inc. *	18,600	538,470
Nike, Inc., Class B	48,200	2,493,868
3,032,338
CONSUMER STAPLES 4.7%
Beverages 1.5%
Anheuser-Busch Companies, Inc.	19,300	1,000,126
Coca-Cola Co.	23,700	1,065,789
Pepsi Bottling Group, Inc.	96,137	2,113,091
PepsiCo, Inc.	63,100	2,907,017
7,086,023
Food & Staples Retailing 1.0%
BJ's Wholesale Club, Inc. * (p)	131,921	2,572,460
Wal-Mart Stores, Inc.	41,800	2,337,038
4,909,498
See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

July 31, 2003

	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES continued
Food Products 0.7%
Kraft Foods, Inc., Class A	54,540	$ 1,516,757
McCormick & Co., Inc.	39,400	1,007,064
Sara Lee Corp.	33,300	622,377
3,146,198
Household Products 0.6%
Kimberly-Clark Corp.	16,600	803,440
Procter & Gamble Co.	21,300	1,871,631
2,675,071
Tobacco 0.9%
Altria Group, Inc.	63,700	2,548,637
Loews Corp. Carolina Group	71,800	1,800,744
4,349,381
ENERGY 8.2%
Energy Equipment & Services 1.5%
Schlumberger, Ltd.	78,643	3,544,440
Weatherford International, Ltd. *	95,700	3,471,039
7,015,479
Oil & Gas 6.7%
Apache Corp.	56,900	3,525,524
BP Plc, ADR	158,876	6,601,298
ChevronTexaco Corp.	37,000	2,668,070
ConocoPhillips	108,097	5,657,797
Devon Energy Corp.	107,200	5,078,064
Exxon Mobil Corp.	155,000	5,514,900
Royal Dutch Petroleum Co. ADR	34,500	1,503,510
XTO Energy, Inc.	55,100	1,063,430
31,612,593
FINANCIALS 22.5%
Capital Markets 6.2%
American Capital Strategies, Ltd. (p)	93,100	2,618,903
Bank of New York Co., Inc.	52,400	1,578,288
Charles Schwab Corp.	102,400	1,065,984
Goldman Sachs Group, Inc.	10,100	880,114
J.P. Morgan Chase & Co.	115,300	4,041,265
Legg Mason, Inc.	64,032	4,482,240
Mellon Financial Corp.	57,100	1,727,275
Merrill Lynch & Co., Inc.	65,100	3,539,487
Morgan Stanley	73,000	3,463,120
State Street Corp.	37,500	1,721,250
T. Rowe Price Group, Inc.	95,600	3,880,404
28,998,330
See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

July 31, 2003

	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Commercial Banks 6.6%
Bank of America Corp.	105,300	$ 8,694,621
Charter One Financial, Inc.	49,000	1,593,480
FleetBoston Financial Corp.	181,000	5,627,290
Hibernia Corp., Class A	85,300	1,706,853
HSBC Holdings Plc, ADR (p)	68,605	4,222,638
U.S. Bancorp	134,635	3,301,250
Wells Fargo & Co.	118,626	5,994,172
31,140,304
Consumer Finance 0.5%
American Express Co.	56,800	2,508,856
Diversified Financial Services 2.9%
Citigroup, Inc.	308,926	13,839,885
Insurance 3.8%
Ace, Ltd.	32,100	1,058,979
Allstate Corp.	30,400	1,156,112
AMBAC Financial Group, Inc.	13,450	885,951
American International Group, Inc.	81,800	5,251,560
AXIS Capital Holdings, Ltd. *	38,500	1,007,930
Chubb Corp.	27,500	1,782,000
Everest Reinsurance Group, Ltd.	25,500	1,927,035
Hartford Financial Services Group, Inc.	30,000	1,565,700
Marsh & McLennan Co.	20,400	1,012,248
Travelers Property Casualty Corp., Class B	85,000	1,371,900
XL Capital, Ltd., Class A	12,000	954,000
17,973,415
Real Estate 0.3%
General Growth Properties, Inc. REIT	17,500	1,193,150
Thrifts & Mortgage Finance 2.2%
Fannie Mae	67,800	4,341,912
Freddie Mac	52,200	2,549,970
PMI Group, Inc.	37,600	1,245,688
Washington Mutual, Inc.	53,050	2,094,414
10,231,984
HEALTH CARE 10.3%
Biotechnology 0.7%
Amgen, Inc. *	41,800	2,908,444
Genentech, Inc. *	4,400	355,300
3,263,744
See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

July 31, 2003

	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Health Care Equipment & Supplies 0.4%
Medtronic, Inc.	17,900	$ 921,850
Saint Jude Medical, Inc. *	16,400	879,860
1,801,710
Health Care Providers & Services 0.3%
Wellpoint Health Networks, Inc., Class A *	15,400	1,288,210
Pharmaceuticals 8.9%
Abbott Laboratories, Inc.	93,900	3,685,575
Bristol-Myers Squibb Co.	156,600	4,102,920
Eli Lilly & Co.	57,300	3,772,632
Johnson & Johnson Co.	101,860	5,275,329
Merck & Co., Inc.	80,900	4,472,152
Mylan Laboratories, Inc.	26,000	878,020
Pfizer, Inc.	375,410	12,523,678
Pharmaceutical Resources, Inc. *	10,400	588,640
Watson Pharmaceuticals, Inc. *	56,200	2,244,628
Wyeth	96,600	4,403,028
41,946,602
INDUSTRIALS 12.1%
Aerospace & Defense 2.2%
Boeing Co.	20,200	669,024
Honeywell International, Inc.	123,700	3,498,236
Northrop Grumman Corp.	52,222	4,816,957
United Technologies Corp.	18,800	1,414,324
10,398,541
Air Freight & Logistics 0.1%
Ryder System, Inc.	20,500	595,730
Airlines 0.2%
Northwest Airlines Corp., Class A * (p)	79,400	722,540
Commercial Services & Supplies 0.8%
Equifax, Inc.	114,500	2,666,705
Viad Corp.	48,500	1,076,215
3,742,920
Industrial Conglomerates 3.4%
3M Co.	30,200	4,234,040
General Electric Co.	246,200	7,001,928
Tyco International, Ltd.	265,300	4,934,580
16,170,548
See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

July 31, 2003

	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Machinery 4.1%
AGCO Corp. *	58,100	$ 1,114,358
Deere & Co.	47,100	2,391,738
Donaldson Co., Inc.	152,500	7,434,375
Ingersoll-Rand Co., Ltd., Class A	15,400	835,296
Navistar International Corp. *	35,400	1,381,308
Oshkosh Truck Corp.	15,500	1,031,060
SPX Corp. *	90,500	4,261,645
Timken Co.	61,700	944,010
19,393,790
Road & Rail 0.9%
Arkansas Best Corp.	32,800	907,576
Union Pacific Corp.	55,000	3,351,700
4,259,276
Trading Companies & Distributors 0.4%
Fastenal Co. (p)	14,700	558,600
W.W. Grainger, Inc.	27,800	1,367,760
1,926,360
INFORMATION TECHNOLOGY 17.0%
Communications Equipment 3.8%
Cisco Systems, Inc. *	362,500	7,076,000
Corning, Inc. *	350,900	2,856,326
Lucent Technologies, Inc. *	1,386,700	2,440,592
Nokia Corp., ADR	241,400	3,693,420
Nortel Networks Corp. * (p)	578,800	1,707,460
17,773,798
Computers & Peripherals 1.8%
Hewlett-Packard Co.	153,800	3,255,946
International Business Machines Corp.	64,300	5,224,375
8,480,321
Electronic Equipment & Instruments 0.4%
Jabil Circuit, Inc. *	82,500	1,901,625
IT Services 0.5%
Automatic Data Processing, Inc.	22,200	823,176
Certegy, Inc. *	53,450	1,455,444
2,278,620
Semiconductors & Semiconductor Equipment 5.3%
Altera Corp. *	351,500	6,762,860
Intel Corp.	79,514	1,983,874
KLA-Tencor Corp. *	146,000	7,540,900
Texas Instruments, Inc.	426,900	8,055,603
Xilinx, Inc. *	20,000	525,600
24,868,837
See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

July 31, 2003

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Software 5.2%
Autodesk, Inc.	150,800	$ 2,255,968
Intuit, Inc. *	68,515	2,947,515
Microsoft Corp.	316,850	8,364,840
Oracle Corp. *	865,700	10,388,400
Veritas Software Corp. *	21,895	674,366
24,631,089
MATERIALS 4.3%
Chemicals 2.0%
Lyondell Chemical Co.	351,300	5,258,961
PPG Industries, Inc.	19,500	1,101,165
Praxair, Inc.	47,743	3,087,062
9,447,188
Containers & Packaging 0.8%
Ball Corp.	38,700	1,923,390
Pactiv Corp. *	100,000	1,975,000
3,898,390
Metals & Mining 1.5%
Alcoa, Inc.	33,200	921,964
Arch Coal, Inc.	55,800	1,146,690
Freeport-McMoRan Copper & Gold, Inc., Class B (p)	18,100	484,899
Massey Energy Corp.	74,000	847,300
Nucor Corp.	11,900	586,908
Phelps Dodge Corp. *	66,000	2,784,540
6,772,301
TELECOMMUNICATION SERVICES 3.3%
Diversified Telecommunication Services 3.3%
ALLTEL Corp. (p)	130,000	6,106,779
Centurytel, Inc.	164,300	5,633,847
Chunghwa Telecom Co., Ltd., ADR (p)	107,000	1,475,530
SBC Communications, Inc.	102,200	2,387,392
15,603,548
UTILITIES 2.9%
Electric Utilities 2.6%
CenterPoint Energy, Inc.	181,100	1,461,477
Cinergy Corp.	21,700	738,234
Dominion Resources, Inc.	61,600	3,702,160
Exelon Corp.	34,200	1,965,474
Public Service Enterprise Group, Inc.	62,300	2,538,725
TXU Corp.	96,900	1,954,473
12,360,543
See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

July 31, 2003

	Shares	Value

COMMON STOCKS continued
UTILITIES continued
Multi-Utilities & Unregulated Power 0.3%
Oneok, Inc. (p)	54,500	$ 1,136,870
Total Common Stocks		448,751,406
CONVERTIBLE PREFERRED STOCKS 3.0%
CONSUMER DISCRETIONARY 0.3%
Automobiles 0.3%
General Motors Corp., 6.25%, 07/15/2033	64,000	1,580,800
FINANCIALS 1.2%
Consumer Finance 0.7%
Capital One Financial Corp., 6.25%, 05/17/2005	76,000	3,043,040
Insurance 0.5%
Chubb Corp., 7.00%, 11/16/2005	44,400	1,204,572
Travelers Property Casualty Corp., 4.50%, 04/15/2032	46,500	1,110,885
2,315,457
HEALTH CARE 0.6%
Health Care Providers & Services 0.6%
Anthem, Inc., 6.00%, 11/15/2004	31,000	2,829,680
UTILITIES 0.9%
Electric Utilities 0.6%
FPL Group, Inc., 8.00%, 02/16/2006	31,600	1,714,300
Public Service Enterprise Group, Inc., 10.25%, 11/16/2005	21,100	1,232,240
2,946,540
Multi-Utilities & Unregulated Power 0.3%
Oneok, Inc., 8.50%, 02/16/2006 (p)	43,600	1,268,760
Total Convertible Preferred Stocks		13,984,277

	Principal Amount	Value

CONVERTIBLE DEBENTURES 0.3%
HEALTH CARE 0.3%
Biotechnology 0.2%
Gilead Sciences, Inc., 2.00%, 12/15/2007	$ 623,000	978,889
Pharmaceuticals 0.1%
Watson Pharmaceuticals, Inc., 1.75%, 03/15/2023 144A	434,000	514,290
Total Convertible Debentures		1,493,179
See Notes to Financial Statements

16

SCHEDULE OF INVESTMENTS continued

July 31, 2003

	Shares	Value

SHORT-TERM INVESTMENTS 4.4%
MUTUAL FUND SHARES 4.4%
Evergreen Institutional U.S. Government Money Market Fund (o)	7,535,459	$ 7,535,459
Navigator Prime Portfolio (pp)	13,063,662	13,063,662
Total Short-Term Investments		20,599,121
Total Investments (cost $409,054,308) 103.1%		484,827,983
Other Assets and Liabilities (3.1%)		(14,419,558)
Net Assets 100.0%		$ 470,408,425

*	Non-income producing security
(o)	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
(p)	All or a portion of this security is on loan.
(pp)	Represents investment of cash collateral received from securities on loan.
144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees.

Summary of Abbreviations
ADR	American Depository Receipt
REIT	Real Estate Investment Trust
See Notes to Financial Statements

17

STATEMENT OF ASSETS AND LIABILITIES

July 31, 2003

Assets
Identified cost of securities	$ 409,054,308
Net unrealized gains on securities	75,773,675

Market value of securities	484,827,983
Receivable for Fund shares sold	122,475
Receivable for securities lending income	5,474
Dividends and interest receivable	666,094
Prepaid expenses and other assets	8,432

Total assets	485,630,458

Liabilities
Payable for securities purchased	850,223
Payable for Fund shares redeemed	1,138,869
Payable for securities on loan	13,063,662
Advisory fee payable	9,315
Distribution Plan expenses payable	7,933
Due to other related parties	1,285
Accrued expenses and other liabilities	150,746

Total liabilities	15,222,033

Net assets	$ 470,408,425

Net assets represented by
Paid-in capital	$ 379,824,226
Overdistributed net investment income	(73,751)
Accumulated net realized gains on securities, written options and foreign currency related transactions	14,884,275
Net unrealized gains on securities	75,773,675

Total net assets	$ 470,408,425

Net assets consists of
Class A	$ 124,563,391
Class B	241,783,773
Class C	11,554,896
Class I	92,506,365

Total net assets	$ 470,408,425

Shares outstanding
Class A	6,221,944
Class B	12,634,464
Class C	603,775
Class I	4,565,414

Net asset value per share
Class A	$ 20.02
Class A -- Offering price (based on sales charge of 5.75%)	$ 21.24
Class B	$ 19.14
Class C	$ 19.14
Class C -- Offering price (based on sales charge of 1.00%)	$ 19.33
Class I	$ 20.26

See Notes to Financial Statements

18

STATEMENT OF OPERATIONS

Year Ended July 31, 2003

Investment income
Dividends (net of foreign withholding taxes of $44,214)	$ 11,159,376
Interest	79,344

Total investment income	11,238,720

Expenses
Advisory fee	3,442,265
Distribution Plan expenses
Class A	282,812
Class B	2,613,717
Class C	109,415
Administrative services fee	474,950
Transfer agent fees	2,587,771
Trustees' fees and expenses	6,680
Printing and postage expenses	82,902
Custodian fees	112,289
Registration and filing fees	26,075
Professional fees	24,764
Other	27,200

Total expenses	9,790,840
Less: Expense reductions	(2,034)

Net expenses	9,788,806

Net investment income	1,449,914

Net realized and unrealized gains or losses on securities and foreign currency related transactions
Net realized gains on:
Securities	19,282,790
Foreign currency related transactions	328

Net realized gains on securities and foreign currency related transactions	19,283,118
Net change in unrealized gains or losses on securities and foreign currency related transactions	11,054,033

Net realized and unrealized gains or losses on securities and foreign currency related transactions	30,337,151

Net increase in net assets resulting from operations	$ 31,787,065

See Notes to Financial Statements

19

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended July 31,
	2003		2002

Operations
Net investment income (loss)		$ 1,449,914		$ (1,745,654)
Net realized gains or losses on securities, written options and foreign currency related transactions		19,283,118		(2,373,422)
Net change in unrealized gains or losses on securities, written options and foreign currency related transactions		11,054,033		(144,341,638)

Net increase (decrease) in net assets resulting from operations		31,787,065		(148,460,714)

Distributions to shareholders from
Net investment income
Class A		(529,435)		0
Class B		(168,543)		0
Class C		(7,009)		0
Class I		(774,297)		0
Net realized gains
Class A		0		(5,555,985)
Class B		0		(19,771,462)
Class C		0		(686,281)
Class I		0		(7,567,612)

Total distributions to shareholders		(1,479,284)		(33,581,340)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	901,937	16,744,013	857,684	18,199,144
Class B	318,689	5,602,275	467,441	9,098,826
Class C	151,273	2,677,751	176,494	3,606,905
Class I	869,641	15,940,617	1,059,093	22,482,385

		40,964,656		53,387,260

Net asset value of shares issued in reinvestment of distributions
Class A	28,310	500,223	248,712	5,240,356
Class B	9,583	159,826	926,057	18,798,950
Class C	335	5,596	26,473	537,413
Class I	34,487	626,399	344,581	7,336,005

		1,292,044		31,912,724

Automatic conversion of Class B shares to Class A shares
Class A	1,386,422	25,415,305	618,982	13,824,744
Class B	(1,448,146)	(25,415,305)	(643,807)	(13,824,744)

		0		0

Payment for shares redeemed
Class A	(1,616,353)	(29,342,491)	(2,346,301)	(49,475,835)
Class B	(3,804,193)	(65,753,705)	(5,035,406)	(101,786,616)
Class C	(220,959)	(3,840,057)	(254,224)	(5,136,587)
Class I	(2,345,093)	(43,339,885)	(5,999,422)	(131,685,066)

		(142,276,138)		(288,084,104)

Net decrease in net assets resulting from capital share transactions		(100,019,438)		(202,784,120)

Total decrease in net assets		(69,711,657)		(384,826,174)
Net assets
Beginning of period		540,120,082		924,946,256

End of period		$ 470,408,425		$ 540,120,082

Undistributed (overdistributed) net investment income (loss)		$ (73,751)		$ (71,449)

See Notes to Financial Statements

20

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Growth and Income Fund (the "Fund") is a diversified series of Evergreen Equity Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class B, Class C and Institutional ("Class I") shares. Class A shares are sold with a front-end sales charge and pay an ongoing distribution fee. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold with a front-end sales charge and are subject to a contingent deferred sales charge that is payable upon redemption within one year after the month of purchase. Both Class B and Class C shares pay a higher ongoing distribution fee than Class A. Class I shares are sold without a front-end sales charge or contingent deferred sales charge and do not pay a distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Portfolio debt securities acquired with more than 60 days to maturity are valued at prices obtained from an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

21

NOTES TO FINANCIAL STATEMENTS continued

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on securities.

c. Foreign currency contracts

A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on foreign currency related transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

d. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan, including accrued interest. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

e. Written options

The Fund may write covered put or call options. When a Fund writes an option, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current market value of the written option. Premiums received from written options, which expire unexercised, are recognized as realized gains from investments on the expiration date. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in calculating the realized gain or loss on the sale. If a put option is exercised, the premium reduces the cost of the security purchased. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

22

NOTES TO FINANCIAL STATEMENTS continued

f. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

g. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

h. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund's components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to real estate investment trusts.

i. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee starting at 0.725% and declining to 0.625% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For any fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup any amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual administrative fee of 0.10% of the Fund's average daily net assets.

23

NOTES TO FINANCIAL STATEMENTS continued

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the year ended July 31, 2003, the transfer agent fees were equivalent to an annual rate of 0.54% of the Fund's average daily net assets.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the year ended July 31 2003, the Fund paid brokerage commissions of $567,823 to Wachovia Securities, LLC.

4. DISTRIBUTION PLANS

Evergreen Distributor, Inc. ("EDI"), a wholly-owned subsidiary of BISYS Fund Services, Inc., serves as principal underwriter to the Fund.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 1.00% of the average daily net assets for Class B and Class C shares. On March 20, 2003, the Trustees of the Fund approved an increase to the annual maximum allowable charge for servicing and distribution fees on Class A shares from 0.25% to 0.30% of the average daily net assets of Class A shares. This increase became effective on March 26, 2003.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $336,677,073 and $428,302,272, respectively, for the year ended July 31, 2003.

During the year ended July 31, 2003, the Fund loaned securities to certain brokers. At July 31, 2003, the value of securities on loan and the value of collateral (including accrued interest) amounted to $12,869,131 and $13,063,662, respectively. During the year ended July 31, 2003, the Fund earned $61,107 in income from securities lending.

On July 31, 2003, the aggregate cost of securities for federal income tax purposes was $413,917,372. The gross unrealized appreciation and depreciation on securities based on tax cost was $83,446,966 and $12,536,355, respectively, with a net unrealized appreciation of $70,910,611.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the year ended July 31, 2003, the Fund did not participate in the interfund lending program.

24

NOTES TO FINANCIAL STATEMENTS continued

7. DISTRIBUTIONS TO SHAREHOLDERS

As of July 31, 2003, the components of distributable earnings on a tax basis were as follows:

Undistributed
Overdistributed	Long-term
Ordinary	Capital	Unrealized
Income	Gain	Appreciation

$73,751	$19,747,339	$70,910,611

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales.

The tax character of distributions paid was as follows:

	Year Ended July 31,
	2003	2002

Ordinary Income	$ 1,387,507	$ 0
Long-term Capital Gain	91,777	33,581,340

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES' FEES

Each independent Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each Fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the year ended July 31, 2003, the Fund had no borrowings under this agreement.

25

INDEPENDENT AUDITORS' REPORT

Board of Trustees and Shareholders
Evergreen Equity Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Growth and Income Fund, a series of Evergreen Equity Trust, as of July 31, 2003, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2003 by correspondence with the custodian. As to securities purchased but not yet received, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Growth and Income Fund, as of July 31, 2003, the results of its operations, changes in its net assets and financial highlights for each of the years described above in conformity with accounting principles generally accepted in the United States of America.

Boston, Massachusetts
September 5, 2003

26

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

For corporate shareholders, 100.00% of ordinary income dividends paid during the fiscal year ended July 31, 2003 qualified for the dividends received deduction.

For individual shareholders, certain distributions paid by the Fund during the fiscal year ended July 31, 2003 may be subject to a maximum income tax rate of 15% as provided for by the Jobs & Growth Tax Relief Reconciliation Act of 2003.

27

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice); Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Managing Partner, Roscommon Capital Corp.; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Chairman, Gifford, Drescher & Associates (environmental consulting); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Former Director of Phoenix Total Return Fund and Equifax, Inc. (worldwide information management); Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Sales Manager, SMI STEEL Co. -- South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden & Company (recruitment business development/consulting company); Managing Director, Kennedy Information, Inc. (executive recruitment information and research company); Trustee, NDI Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Columnist, Commerce and Industry Association of New Jersey; Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

28

TRUSTEES AND OFFICERS continued

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director of Hartford Hospital, Old State House Association; Trustee, Greater Hartford YMCA; Former Director of Enhance Financial Services, Inc.; Former Director of CTG Resources, Inc. (natural gas); Former Director, Middlesex Mutual Assurance Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Chief Investment Officer, Executive Vice President and Head of Capital Management Group, First Union National Bank; Former Consultant to the Boards of Trustees of the Evergreen funds; Former Member, New York Stock Exchange; Former Trustee, Mentor Funds and Cash Resource Trust.

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003	President and Chief Investment Officer, Evergreen Investment Management Company, LLC and Executive Vice President, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Senior Vice President, Evergreen Investment Services, Inc. and Treasurer, Vestaur Securities, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation; Former Senior Vice President and General Counsel, Colonial Management Associates, Inc.; Former Vice President and Counsel, Colonial Management Associates, Inc.

[1]  Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. The address of each Trustee is 200 Berkeley Street, Boston, MA 02116. Each Trustee oversees 103 Evergreen funds.

[2]  Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

[3]  The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

[4]  The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

Investments that stand the test of time

Year in and year out, Evergreen Investments seeks to provide each client with sound, time-tested investment strategies designed for sustainable long-term success. With over $229 billion* in assets under management, we manage diverse investments from institutional portfolios to mutual funds, variable annuities to retirement plans, alternative investments to private accounts. Our commitment to every one of our clients is reflected in the rigor and discipline with which we manage investments.

We offer a complete family of mutual funds designed to help investors meet a wide range of financial goals. From money market funds that meet short-term needs to international funds that involve greater risk but seek potentially higher returns, Evergreen provides a broad array of flexible investment options. Across all investment styles, we are committed to providing investors with investment excellence day after day, quarter after quarter and year after year.

*As of July 31, 2003

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fourth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2002, Evergreen Investments was ranked third overall.

567509  9/2003

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

Evergreen Special Values Fund

Evergreen Special Values Fund: Annual Report as of July 31, 2003

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	FINANCIAL HIGHLIGHTS
10	SCHEDULE OF INVESTMENTS
17	STATEMENT OF ASSETS AND LIABILITIES
18	STATEMENT OF OPERATIONS
19	STATEMENTS OF CHANGES IN NET ASSETS
22	NOTES TO FINANCIAL STATEMENTS
27	INDEPENDENT AUDITORS' REPORT
28	ADDITIONAL INFORMATION
32	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment
Management Company, LLC. Copyright 2003.

Evergreen mutual funds are distributed by Evergreen Distributor, Inc.,
90 Park Avenue, 10th Floor, New York, NY 10016.

LETTER TO SHAREHOLDERS

September 2003

Dennis H. Ferro President and Chief Investment Officer

We are pleased to provide the annual report for the Evergreen Special Values Fund, which covers the 12-month period ended July 31, 2003.

The past twelve months in the equity markets were particularly challenging for investors. The period began with positive momentum as stocks' recovered from the five-year lows achieved in July 2002. Investors found value at these levels and stocks soared from the lows. Unfortunately, these gains were short-lived, as the equity markets remained volatile. Economic data was mixed, profit growth was shaky, and questions of corporate credibility remained fresh in investors' minds. Fears of terror were heightened by the sniper shootings, and the U.S. was pressuring the United Nations to take action on Iraq. As a result, stocks returned to their lows in early October. Another impressive market bounce ensued as investors were encouraged by the attractive prices in concert with improving economic reports and signs of renewed earnings growth. As 2002 drew to a close, though, the rally stalled despite aggressive actions by the Federal Reserve to keep rates low.

The low level of interest rates kept relative valuations attractive and equity investors yet again spotted values in stocks early in the New Year. However, geopolitical issues once again trumped investor optimism, as the failed attempts in diplomacy at the United Nations and the growing drumbeat of war caused many on Wall Street to question the vibrancy of the recovery. Indeed, the equity markets returned to the their five-year lows for a third time in a nine-month period by early March. Once it became apparent that war was

LETTER TO SHAREHOLDERS continued

inevitable, however, stocks began a significant recovery in late March and early April. Apparently, the uncertainty of war was worse for the market than actual war itself. This clarification on the geopolitical front combined with better than expected profit growth to propel stocks higher. In addition to the rising confidence based on geopolitical clarity and rising corporate profits, equity investors rallied around the prospects for improved fiscal policy. The prospects for more attractive after-tax returns continued to bring more investment dollars back into the market and the positive momentum for stocks continued into the early summer.

We believe the new tax law offers a combination of short-term stimulus and incentives for long-term investment. We expect the law to ultimately strengthen the foundation for investment, as the potential exists for yield to become a larger portion of total return possibilities. As such, we do not recommend that investors alter their previously determined, long-term investment strategies. Too many people may be tempted to chase yield, yet we remind investors that in some cases, companies offer yield in an effort to attract investment despite troubling issues surrounding debt, dim growth prospects, or excess capacity. Therefore, we encourage investors to focus on quality and fundamentals when making investment decisions.

LETTER TO SHAREHOLDERS continued

For more information

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. From the Web site, you may also access a new feature that presents a detailed question and answer interview with the portfolio manager(s) for your fund. You can easily reach these interviews by following the link, EvergreenInvestments.com/Annual Updates, from our Web site. Thank you for your continued support of Evergreen Investments.

Dennis H. Ferro
President and Chief Investment Officer
Evergreen Investment Management Company, LLC

FUND AT A GLANCE

as of July 31, 2003

MANAGEMENT TEAM

James M. Tringas, CFA
Value Equity Team
Lead Manager

CURRENT INVESTMENT STYLE2

PERFORMANCE AND RETURNS1

Portfolio inception date: 5/7/1993

	Class A	Class B	Class C	Class I
Class inception date	5/7/1993	3/26/1999	12/12/2000	7/23/1996

Average annual return*

1 year with sales charge	10.89%	11.79%	14.59%	N/A

1 year w/o sales charge	17.63%	16.79%	16.74%	17.89%

5 year	7.12%	7.44%	7.78%	8.67%

10 year	13.06%	13.39%	13.41%	13.80%

* Adjusted for maximum applicable sales charge, unless noted.

LONG-TERM GROWTH

Comparison of a $10,000 investment in Evergreen Special Values Fund Class A shares,1 versus a similar investment in the Russell 2000 Value Index (Russell 2000 Value) and the Consumer Price Index (CPI).

The Russell 2000 Value is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

1 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

PORTFOLIO MANAGER COMMENTARY

The fund's Class A shares had a total return of 17.63% for the 12-month period ending July 31, 2003, excluding any applicable sales charges. During the same period, the Russell 2000 Value Index returned 18.62%, while the median return of funds in the Lipper small-cap value funds classification was 16.10%. Lipper is an independent monitor of mutual fund performance.

The dominant investor sentiment changed dramatically during the 12 months. The period began amid a general feeling of disappointment because the economy appeared to be recovering from its slump much more slowly than earlier expected. By mid-summer of 2002, investors realized that they would not be seeing a much-anticipated economic revival in the final half of the year. Stock prices finally hit their bottom in mid-October, when the Federal Reserve's determination to keep interest rates low and add liquidity to the economy sparked a brisk rally in stock prices. That rally proved short-lived however, as fears and uncertainty arising from the growing possibility of war in Iraq enveloped the nation and the market, starting in December 2002 and continuing through early March 2003. A few underperforming stocks held the fund's performance back, hurt by the continued slowdown in business investment in the Industrial and Consumer Discretionary sectors. Those anxieties dissipated, however, as it became clear that major combat operations in Iraq would be brief and successful.

Investors took encouragement from continued low interest rates and the prospect of major tax cuts by the federal government. As the year 2003 progressed, investors began to see mounting evidence that the economic activity would pick up in the second half of the year. Those optimistic expectations provided a favorable backdrop for stock prices, which rallied sharply from March through the end of the fiscal year on July 31.

Historical performance shown for Classes A, B, C and I prior to 6/17/2002 are based on the performance of Classes A, B, C and Y of the fund's predecessor fund, Wachovia Special Values Fund. The historical returns shown for Classes B, C and I prior to their inception is based on the performance of Class A, the original class offered. The historical returns for Classes B, C and I have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I and Y do not pay a 12b-1 fee. If these fees had been reflected, returns for Classes B and C would have been lower, while returns for Class I would have been higher. The advisor is waiving a portion of its advisory fee and reimbursing a portion of the 12b-1 fee for Class A. Had the fees not been waived or reimbursed, returns would have been lower.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I shares are only available to institutional shareholders with a minimum $1 million investment.

2 Source: Morningstar, Inc.

Morningstar's style box is based on a portfolio date as of 6/30/2003.

The domestic equity style box placement is based on 10 growth and valuation measures for each of the fund's holdings, as well as the size of the companies in which it invests, or median market capitalization.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

Smaller capitalization stock investing may offer the potential for greater long-term results; however, it is also generally associated with greater price volatility due to the higher risk of failure.

Value-based investments are subject to the risk that the broad market may not recognize their intrinsic value.

All data is as of July 31, 2003, and subject to change.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended July 31,		Year Ended November 30,
CLASS A	2003	2002[1,2]	2001[1,3]	2000[1,3]	1999[1]	1998[1,3]
Net asset value, beginning of period	$18.09	$20.29	$16.53	$16.03	$16.13	$18.64
Income from investment operations
Net investment income (loss)	-0.02	0.01	0.16	0.22	0.25	0.19
Net realized and unrealized gains or losses on securities, futures contracts and foreign currency related transactions	3.12	-0.97	3.97	1.08	0.56	-0.87
Total from investment operations	3.10	-0.96	4.13	1.30	0.81	-0.68
Distributions to shareholders from
Net investment income	0	-0.10	-0.24	-0.28	-0.16	-0.12
Net realized gains	-0.57	-1.14	-0.13	-0.52	-0.75	-1.71
Total distributions to shareholders	-0.57	-1.24	-0.37	-0.80	-0.91	-1.83
Net asset value, end of period	$20.62	$18.09	$20.29	$16.53	$16.03	$16.13
Total return[4]	17.63%	-5.23%	25.43%	8.52%	5.40%	-3.86%
Ratios and supplemental data
Net assets, end of period (thousands)	$375,118	$81,516	$76,469	$62,486	$65,348	$59,408
Ratios to average net assets
Expenses[5]	1.24%	1.19%[6]	1.20%	1.21%	1.23%	1.25%
Net investment income (loss)	-0.13%	0.08%[6]	0.84%	1.38%	1.61%	0.98%
Portfolio turnover rate	45%	32%	45%	42%	44%	20%

[1]   Effective on the close of business on June 14, 2002, Evergreen Special Values Fund acquired the net assets of Wachovia Special Values Fund. Wachovia Special Values Fund was the accounting and performance survivor in this transaction. The financial highlights for the periods prior to June 17, 2002 are those of Wachovia Special Values Fund.

[2]   For the eight months ended July 31, 2002. The Fund changed its fiscal year end from November 30 to July 31, effective July 31, 2002.

[3]   Net investment income per share is based on average shares outstanding during the period.

[4]   Excluding applicable sales charges

[5]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[6]   Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended July 31,		Year Ended November 30,
CLASS B	2003[1]	2002[1,2,3]	2001[1,2]	2000[1,2]	1999[2,4]
Net asset value, beginning of period	$17.92	$20.10	$16.40	$15.99	$14.60
Income from investment operations
Net investment income (loss)	-0.19	-0.11	0	0.10	0.17
Net realized and unrealized gains or losses on securities, futures contracts and foreign currency related transactions	3.10	-0.92	3.96	1.08	1.22
Total from investment operations	2.91	-1.03	3.96	1.18	1.39
Distributions to shareholders from
Net investment income	0	-0.01	-0.13	-0.25	0
Net realized gains	-0.57	-1.14	-0.13	-0.52	0
Total distributions to shareholders	-0.57	-1.15	-0.26	-0.77	0
Net asset value, end of period	$20.26	$17.92	$20.10	$16.40	$15.99
Total return[5]	16.79%	-5.67%	24.42%	7.74%	9.52%
Ratios and supplemental data
Net assets, end of period (thousands)	$159,896	$2,967	$1,153	$427	$350
Ratios to average net assets
Expenses[6]	2.02%	1.95%[7]	1.95%	1.96%	1.98%[7]
Net investment income (loss)	-0.99%	-0.68%[7]	0.02%	0.61%	0.93%[7]
Portfolio turnover rate	45%	32%	45%	42%	44%

[1]   Net investment income (loss) per share is based on average shares outstanding during the period.

[2]   Effective on the close of business on June 14, 2002, Evergreen Special Values Fund acquired the net assets of Wachovia Special Values Fund. Wachovia Special Values Fund was the accounting and performance survivor in this transaction. The financial highlights for the periods prior to June 17, 2002 are those of Wachovia Special Values Fund.

[3]   For the eight months ended July 31, 2002. The Fund changed its fiscal year end from November 30 to July 31, effective July 31, 2002.

[4]   For the period from March 26, 1999 (commencement of class operations), to November 30, 1999.

[5]   Excluding applicable sales charges

[6]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[7]   Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended July 31,		Year Ended November 30,
CLASS C	2003[1]	2002[1,2,3]	2001[2,4]
Net asset value, beginning of period	$17.96	$20.16	$17.46
Income from investment operations
Net investment loss	-0.18	-0.12	-0.01
Net realized and unrealized gains or losses on securities, futures contracts and foreign currency related transactions	3.10	-0.92	3.12
Total from investment operations	2.92	-1.04	3.11
Distributions to shareholders from
Net investment income	0	-0.02	-0.28
Net realized gains	-0.57	-1.14	-0.13
Total distributions to shareholders	-0.57	-1.16	-0.41
Net asset value, end of period	$20.31	$17.96	$20.16
Total return[5]	16.74%	-5.66%	18.27%
Ratios and supplemental data
Net assets, end of period (thousands)	$65,833	$1,908	$367
Ratios to average net assets
Expenses[6]	2.01%	1.95%[7]	1.95%
Net investment loss	-0.95%	-0.70%[7]	-0.05%
Portfolio turnover rate	45%	32%	45%

[1]   Net investment loss per share is based on average shares outstanding during the period.

[2]   Effective on the close of business on June 14, 2002, Evergreen Special Values Fund acquired the net assets of Wachovia Special Values Fund. Wachovia Special Values Fund was the accounting and performance survivor in this transaction. The financial highlights for the periods prior to June 17, 2002 are those of Wachovia Special Values Fund.

[3]   For the eight months ended July 31, 2002. The Fund changed its fiscal year end from November 30 to July 31, effective July 31, 2002.

[4]   For the period from December 12, 2000 (commencement of class operations), to November 30, 2001.

[5]   Excluding applicable sales charges

[6]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[7]   Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended July 31,		Year Ended November 30,
CLASS I	2003	2002[1,2]	2001[1,3]	2000[1,3]	1999[1]	1998[1]
Net asset value, beginning of period	$18.13	$20.34	$16.57	$16.07	$16.18	$18.67
Income from investment operations
Net investment income	0.04	0.05	0.20	0.26	0.30	0.21
Net realized and unrealized gains or losses on securities, futures contracts and foreign currency related transactions	3.11	-0.97	3.98	1.08	0.54	-0.84
Total from investment operations	3.15	-0.92	4.18	1.34	0.84	-0.63
Distributions to shareholders from
Net investment income	-0.05	-0.15	-0.28	-0.32	-0.20	-0.15
Net realized gains	-0.57	-1.14	-0.13	-0.52	-0.75	-1.71
Total distributions to shareholders	-0.62	-1.29	-0.41	-0.84	-0.95	-1.86
Net asset value, end of period	$20.66	$18.13	$20.34	$16.57	$16.07	$16.18
Total return	17.89%	-5.04%	25.74%	8.79%	5.61%	-3.59%
Ratios and supplemental data
Net assets, end of period (thousands)	$689,126	$215,922	$198,817	$128,300	$109,969	$90,550
Ratios to average net assets
Expenses[4]	0.97%	0.94%[5]	0.95%	0.96%	0.98%	1.00%
Net investment income	0.15%	0.34%[5]	1.08%	1.61%	1.85%	1.26%
Portfolio turnover rate	45%	32%	45%	42%	44%	20%

[1]   Effective on the close of business on June 14, 2002, Evergreen Special Values Fund acquired the net assets of Wachovia Special Values Fund. Wachovia Special Values Fund was the accounting and performance survivor in this transaction. The financial highlights for the periods prior to June 17, 2002 are those of Wachovia Special Values Fund.

[2]   For the eight months ended July 31, 2002. The Fund changed its fiscal year end from November 30 to July 31, effective July 31, 2002.

[3]   Net investment income per share is based on average shares outstanding during the period.

[4]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[5]   Annualized

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

July 31, 2003

	Shares	Value

COMMON STOCKS 91.3%
CONSUMER DISCRETIONARY 25.2%
Auto Components 1.8%
LaidLaw International, Inc.	288,800	$ 2,989,079
Superior Industries International, Inc.	414,055	17,899,598
Wescast Industries, Inc., Class A	69,495	1,720,696
22,609,373
Automobiles 0.2%
National RV Holdings, Inc. *	333,500	2,331,165
Hotels, Restaurants & Leisure 5.1%
Extended Stay America, Inc. *	286,900	4,292,024
La Quinta Corp. *	3,295,126	17,233,509
Papa John's International, Inc. *	371,500	9,789,025
Ryan's Family Steak Houses, Inc. *	834,570	11,266,695
Triarc Companies, Inc., Class A *	755,856	22,615,212
65,196,465
Household Durables 2.3%
Furniture Brands International, Inc. *	210,300	4,996,728
Jarden Corp. *	91,855	2,717,989
Libbey, Inc.	228,950	6,364,810
Oneida, Ltd.	381,300	2,329,743
Skyline Corp.	90,932	2,707,046
Tupperware Corp.	660,023	10,236,957
29,353,273
Leisure Equipment & Products 0.2%
Boyds Collection, Ltd. *	674,000	3,026,260
Media 4.0%
Championship Auto Racing Teams, Inc. *	808,319	1,366,059
Liberty Corp.	384,442	16,677,094
Pulitzer, Inc.	448,249	21,560,777
World Wrestling Entertainment, Inc., Class A	729,056	7,152,039
Young Broadcasting, Inc., Class A *	199,570	4,290,755
51,046,724
Multi-line Retail 1.4%
Neiman Marcus Group, Class A	424,026	16,664,222
Neiman Marcus Group, Class B *	52,403	1,925,810
18,590,032
Specialty Retail 5.6%
Barnes & Noble, Inc. *	255,000	6,102,150
Blyth, Inc.	68,900	1,802,424
Borders Group, Inc. *	395,215	7,034,827
Circuit City Stores, Inc.	486,340	4,464,601
Deb Shops, Inc.	56,440	1,100,580
Gadzooks, Inc. *	677,961	5,077,928
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

July 31, 2003

	Shares	Value

COMMON STOCKS continued
CONSUMER DISCRETIONARY continued
Specialty Retail continued
Payless ShoeSource, Inc. *	1,600,786	$ 21,130,375
Stein Mart, Inc. *	697,600	4,080,960
Too, Inc. *	81,900	1,506,960
Tweeter Home Entertainment Group, Inc. *	181,200	1,375,308
Wet Seal, Inc. *	659,000	7,433,520
Zale Corp. *	236,046	11,223,988
72,333,621
Textiles, Apparel & Luxury Goods 4.6%
Cutter & Buck, Inc. *	356,700	1,922,613
Kellwood Co.	319,627	10,499,747
Maxwell Shoe, Inc., Class A *	196,600	2,667,862
Nautica Enterprises, Inc. *	454,250	7,649,570
Russell Corp.	588,123	11,709,529
Stride Rite Corp.	487,860	4,888,357
Superior Uniform Group, Inc.	244,700	3,278,980
Tommy Hilfiger Corp. *	1,040,400	10,820,160
Vans, Inc. *	426,547	3,749,348
Velcro Industries, N.V.	238,874	2,818,713
60,004,879
CONSUMER STAPLES 6.0%
Food & Staples Retailing 1.6%
Casey's General Stores, Inc.	1,188,344	18,205,430
Winn-Dixie Stores, Inc.	173,930	1,993,238
20,198,668
Food Products 2.9%
Chiquita Brands International, Inc.	348,500	5,332,050
Corn Products International, Inc.	346,000	10,829,800
Delta & Pine Land Co.	427,900	10,573,409
Fresh Del Monte Produce, Inc.	173,800	4,836,854
Lance, Inc.	420,010	4,611,710
Omega Protein Corp. *	114,656	728,066
36,911,889
Household Products 0.2%
Rayovac Corp. *	205,868	2,803,922
Tobacco 1.3%
Universal Corp.	400,333	17,058,189
ENERGY 4.5%
Energy Equipment & Services 0.9%
Atwood Oceanics, Inc. *	440,892	10,832,716
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

July 31, 2003

	Shares	Value

COMMON STOCKS continued
ENERGY continued
Oil & Gas 3.6%
Berry Petroleum Co., Class A	201,070	$ 3,609,206
Cabot Oil & Gas Corp., Class A	108,190	2,710,160
Forest Oil Corp. *	483,738	11,043,739
Patina Oil & Gas Corp.	281,763	8,475,431
Prima Energy Corp. *	156,605	3,388,932
Spinnaker Exploration Co. *	186,966	4,085,207
Teekay Shipping Corp.	234,069	10,317,762
Tom Brown, Inc. *	129,410	3,280,543
46,910,980
FINANCIALS 11.5%
Capital Markets 2.2%
Eaton Vance Corp.	110,485	3,696,828
Investment Technology Group *	699,551	12,997,658
Nuveen Investments, Inc., Class A	206,238	5,733,416
SWS Group, Inc.	174,300	3,547,005
Westwood Holdings Group, Inc.	133,899	2,647,183
28,622,090
Commercial Banks 2.1%
Britton & Koontz Capital Corp.	76,600	1,328,244
Colonial BancGroup, Inc.	370,200	5,519,682
Columbia Banking System, Inc.	334,769	6,199,922
First Indiana Corp.	48,100	873,977
First State Bancorporation	148,228	4,169,654
Mid-State Bancshares	256,800	5,205,336
Washington Trust Bancorp, Inc.	165,967	4,212,242
27,509,057
Diversified Financial Services 0.4%
Leucadia National Corp.	116,170	4,507,396
Insurance 4.4%
Alfa Corp.	274,400	3,564,456
CNA Surety Corp.	431,700	4,403,340
FBL Financial Group, Inc., Class A	75,300	1,725,123
Horace Mann Educators Corp.	323,800	5,022,138
IPC Holdings, Ltd.	181,080	6,230,963
LandAmerica Financial Group, Inc.	151,786	6,995,817
Merchants Group, Inc.	89,726	1,964,999
MONY Group, Inc.	460,010	12,825,079
PMA Capital Corp., Class A	248,300	3,021,811
Standard Management Corp. *	93,896	408,447
Stewart Information Services Corp. *	242,038	7,016,682
White Mountains Insurance Group, Ltd.	9,500	3,605,250
56,784,105
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

July 31, 2003

	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Real Estate 2.4%
Brandywine Realty Trust REIT	115,300	$ 2,882,500
Forest City Enterprises, Inc.	352,810	14,465,210
Highwoods Properties, Inc. REIT	151,100	3,496,454
Post Property, Inc. REIT	137,300	3,713,965
Reckson Association Realty Corp. REIT	303,700	6,593,327
31,151,456
HEALTH CARE 4.5%
Health Care Equipment & Supplies 2.9%
Edwards Lifesciences Corp. *	228,500	6,452,840
Millipore Corp. *	189,480	8,429,965
Viasys Healthcare, Inc. *	563,500	12,763,275
West Pharmaceutical Services, Inc.	385,026	10,099,232
37,745,312
Health Care Providers & Services 1.6%
NDCHealth Corp.	182,360	3,649,023
Per-Se Technologies, Inc. *	1,142,063	16,023,144
Trover Solutions, Inc. *	181,817	1,054,539
20,726,706
INDUSTRIALS 19.4%
Aerospace & Defense 1.0%
Gencorp, Inc.	482,400	4,438,080
Kaman Corp., Class A	155,200	1,907,408
Ladish Co., Inc. *	444,500	2,715,895
Teledyne Technologies, Inc. *	226,500	3,438,270
12,499,653
Air Freight & Logistics 0.3%
CNF Transportation, Inc.	133,500	3,717,975
Building Products 0.8%
Apogee Enterprises, Inc.	415,000	4,245,450
Simpson Manufacturing, Inc.	134,280	5,996,945
10,242,395
Commercial Services & Supplies 2.9%
Coinstar, Inc. *	323,800	4,510,534
Heidrick & Struggles International, Inc. *	553,280	9,914,777
John H. Harland Co.	511,070	13,492,248
Spherion Corp. *	1,254,000	9,580,560
37,498,119
Construction & Engineering 0.7%
Butler Manufacturing Co.	391,430	6,204,166
Cavco Industries, Inc.	160,165	3,083,336
9,287,502
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

July 31, 2003

	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Electrical Equipment 2.9%
A.O. Smith Corp.	183,486	$ 6,130,267
Belden, Inc.	1,221,675	20,450,840
Franklin Electric Co., Inc.	32,079	1,839,089
Genlyte Group, Inc. *	251,076	9,352,581
37,772,777
Machinery 7.6%
Ampco Pittsburgh Corp.	264,096	3,126,897
Briggs & Stratton Corp.	342,271	18,848,864
Crane Co.	189,900	4,711,419
EnPro Industries, Inc. *	530,544	5,385,021
Joy Global, Inc. *	1,189,118	18,776,173
Kadant, Inc. *	562,057	11,134,349
Kennametal, Inc.	165,100	6,356,350
Mueller Industries, Inc. *	929,441	26,721,429
Supreme Industries, Inc., Class A *	427,320	2,115,234
Wolverine Tube, Inc. *	221,014	1,118,331
98,294,067
Road & Rail 3.2%
Arkansas Best Corp.	578,270	16,000,731
Dollar Thrifty Automotive Group *	213,762	4,794,682
RailAmerica, Inc. *	754,964	6,379,446
USF Corp.	438,001	13,797,031
40,971,890
INFORMATION TECHNOLOGY 8.5%
Communications Equipment 2.5%
3Com Corp. *	503,750	2,458,300
Adaptec, Inc. *	340,690	2,306,471
Black Box Corp.	136,516	5,528,898
Commscope, Inc. *	678,323	7,007,077
Harris Corp.	465,324	15,062,538
32,363,284
Computers & Peripherals 1.2%
Imation Corp.	318,023	11,350,241
Quantum Corp. *	1,426,248	4,278,744
15,628,985
Electronic Equipment & Instruments 0.9%
Kemet Corp. *	398,160	4,320,036
Technitrol, Inc. *	377,282	7,081,583
11,401,619
Internet Software & Services 0.2%
Register.com, Inc. *	429,400	2,589,282
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

July 31, 2003

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Semiconductors & Semiconductor Equipment 1.7%
Credence Systems Corp. *	417,309	$ 3,985,301
Helix Technology Corp.	202,000	3,284,520
Lattice Semiconductor Corp. *	345,351	2,683,377
Mattson Technology, Inc. *	371,500	1,920,655
Standard Microsystems Corp. *	552,254	10,592,232
22,466,085
Software 2.0%
FileNet Corp. *	158,100	2,880,582
Novell, Inc. *	1,724,720	6,122,756
Roxio, Inc. *	348,690	2,611,688
Transaction Systems Architects, Inc., Class A *	1,166,290	14,077,120
25,692,146
MATERIALS 10.0%
Chemicals 2.5%
American Pacific Corp. *	179,500	1,518,570
Arch Chemicals, Inc.	269,450	5,577,615
Cambrex Corp.	243,400	5,155,212
FMC Corp. *	109,794	2,624,076
Great Lakes Chemical Corp.	133,100	2,901,580
Octel Corp.	304,467	4,475,665
Olin Corp.	404,900	7,563,532
Wellman, Inc.	322,800	3,144,072
32,960,322
Construction Materials 1.7%
Centex Construction Products, Inc.	340,045	15,302,025
Lafarge North America, Inc.	190,470	6,380,745
21,682,770
Containers & Packaging 3.1%
AptarGroup, Inc.	13,500	502,875
Owens-Illinois, Inc. *	531,940	6,080,074
Packaging Corporation of America *	760,566	14,374,697
Rock-Tennessee Co., Class A	554,790	8,710,203
Silgan Holdings, Inc. *	312,170	9,973,832
39,641,681
Metals & Mining 2.1%
Commercial Metals Co.	257,800	4,640,400
Massey Energy Corp.	851,900	9,754,255
Quanex Corp.	384,100	12,175,970
Roanoke Electric Steel Corp.	99,790	903,100
27,473,725
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

July 31, 2003

	Shares	Value

COMMON STOCKS continued
MATERIALS continued
Paper & Forest Products 0.6%
Deltic Timber Corp.	227,650	$ 7,444,155
TELECOMMUNICATION SERVICES 1.7%
Diversified Telecommunication Services 1.7%
Commonwealth Telephone Enterprises *	584,627	22,215,826
Total Common Stocks		1,178,098,536
PREFERRED STOCKS 0.5%
FINANCIALS 0.1%
Real Estate 0.1%
Price Legacy Corp., Ser. A REIT	105,439	1,750,288
MATERIALS 0.4%
Chemicals 0.1%
Hercules Trust I	47,100	1,144,530
Containers & Packaging 0.3%
Owens-Illinois, Inc.	118,500	3,436,500
Total Preferred Stocks		6,331,318
EXCHANGE TRADED FUNDS 1.3%
iShares Russell 2000 Index Fund	53,100	5,027,508
iShares Russell 2000 Value Fund	37,200	5,033,160
iShares S&P SmallCap 600 Index Fund	27,800	3,200,058
iShares S&P SmallCap 600 Value Fund	42,200	3,608,100
Total Exchange Traded Funds		16,868,826
SHORT-TERM INVESTMENTS 7.1%
MUTUAL FUND SHARES 7.1%
Evergreen Institutional Money Market Fund (o)	91,786,553	91,786,553
Total Investments (cost $1,134,378,270) 100.2%		1,293,085,233
Other Assets and Liabilities (0.2%)		(3,111,301)
Net Assets 100.0%		$ 1,289,973,932

*	Non-income producing security
(o)	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
REIT	Real Estate Investment Trust
See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

July 31, 2003

Assets
Identified cost of securities	$ 1,134,378,270
Net unrealized gains on securities	158,706,963

Market value of securities	1,293,085,233
Receivable for securities sold	6,176,600
Receivable for Fund shares sold	2,402,741
Dividends receivable	788,069
Receivable for securities lending income	2,577
Prepaid expenses and other assets	87,573

Total assets	1,302,542,793

Liabilities
Payable for securities purchased	10,415,633
Payable for Fund shares redeemed	1,997,278
Advisory fee payable	25,217
Distribution Plan expenses payable	9,172
Due to other related parties	3,497
Accrued expenses and other liabilities	118,064

Total liabilities	12,568,861

Net assets	$ 1,289,973,932

Net assets represented by
Paid-in capital	$ 1,216,917,033
Overdistributed net investment income	(18,529)
Accumulated net realized losses on securities, futures contracts and foreign currency related transactions	(85,631,502)
Net unrealized gains on securities and foreign currency related transactions	158,706,930

Total net assets	$ 1,289,973,932

Net assets consists of
Class A	$ 375,118,311
Class B	159,896,262
Class C	65,833,295
Class I	689,126,064

Total net assets	$ 1,289,973,932

Shares outstanding
Class A	18,187,854
Class B	7,893,532
Class C	3,241,376
Class I	33,353,887

Net asset value per share
Class A	$ 20.62
Class A -- Offering price (based on sales charge of 5.75%)	$ 21.88
Class B	$ 20.26
Class C	$ 20.31
Class C -- Offering price (based on sales charge of 1.00%)	$ 20.52
Class I	$ 20.66

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Year Ended July 31, 2003

Investment income
Dividends (net of foreign withholding tax of $4,780)	$ 4,961,743

Expenses
Advisory fee	3,548,152
Distribution Plan expenses
Class A	284,874
Class B	147,878
Class C	85,601
Administrative services fee	443,518
Transfer agent fees	494,498
Trustees' fees and expenses	5,421
Printing and postage expenses	90,027
Custodian fees	104,207
Registration and filing fees	71,339
Professional fees	45,545
Other	24,850

Total expenses	5,345,910
Less: Expense reductions	(2,476)
Fee waivers and expense reimbursements	(499,864)

Net expenses	4,843,570

Net investment income	118,173

Net realized and unrealized gains or losses on securities, futures contracts and foreign currency related transactions
Net realized gains or losses on:
Securities	13,329,640
Futures contracts	(3,234,572)
Foreign currency related transactions	154

Net realized gains on securities, futures contracts and foreign currency related transactions	10,095,222
Net change in unrealized gains or losses on securities, futures contracts and foreign currency related transactions	75,989,328

Net realized and unrealized gains or losses on securities, futures contracts and foreign currency related transactions	86,084,550

Net increase in net assets resulting from operations	$ 86,202,723

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended July 31,
	2003		2002 (a)

Operations
Net investment income		$ 118,173		$ 522,540
Net realized gains on securities, futures contracts and foreign currency related transactions		10,095,222		19,281,570
Net change in unrealized gains or losses on securities, futures contracts and foreign currency related transactions		75,989,328		(41,376,357)

Net increase (decrease) in net assets resulting from operations		86,202,723		(21,572,247)

Distributions to shareholders from
Net investment income
Class A		0		(377,055)
Class B		0		(586)
Class C		0		(338)
Class I		(723,467)		(1,453,283)
Net realized gains
Class A		(2,754,835)		(4,324,204)
Class B		(210,864)		(67,958)
Class C		(155,231)		(22,555)
Class I		(9,087,254)		(11,223,895)

Total distributions to shareholders		(12,931,651)		(17,469,874)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	2,990,292	55,569,650	1,497,737	31,116,374
Class B	697,990	12,692,998	121,997	2,453,667
Class C	621,205	11,393,105	98,080	1,988,234
Class I	12,418,378	225,409,814	4,512,729	92,765,600

		305,065,567		128,323,875

Net asset value of shares issued in reinvestment of distributions
Class A	149,799	2,663,418	234,513	4,601,134
Class B	11,350	199,192	3,478	67,887
Class C	7,538	132,595	1,170	22,889
Class I	530,304	9,428,799	486,425	9,548,510

		12,424,004		14,240,420

Automatic conversion of Class B shares to Class A shares
Class A	16,506	301,631	0	0
Class B	(16,724)	(301,631)	0	0

		0		0

Payment for shares redeemed
Class A	(1,599,286)	(29,291,871)	(995,554)	(20,066,817)
Class B	(129,492)	(2,398,469)	(17,191)	(327,679)
Class C	(83,215)	(1,519,873)	(11,173)	(213,184)
Class I	(4,401,814)	(78,876,636)	(2,862,243)	(57,405,800)

		(112,086,849)		(78,013,480)

Net asset value issued in acquisition
Class A	12,124,372	248,220,988	0	0
Class B	7,164,789	144,115,998	0	0
Class C	2,589,581	52,226,101	0	0
Class I	12,894,902	264,423,409	0	0

		708,986,496		0

(a) For the eight months ended July 31, 2002. The Fund changed its fiscal year end from November 30 to July 31, effective July 31, 2002.
See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS continued

	Year Ended July 31,
	2003	2002 (a)

Capital share transactions continued
Net increase in net assets resulting from capital share transactions	$ 914,389,218	$ 64,550,815

Total increase in net assets	987,660,290	25,508,694
Net assets
Beginning of period	302,313,642	276,804,948

End of period	$ 1,289,973,932	$ 302,313,642

Undistributed (overdistributed) net investment income	$ (18,529)	$ 177,972

(a) For the eight months ended July 31, 2002. The Fund changed its fiscal year end from November 30 to July 31, effective July 31, 2002.
See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS continued

	Year Ended
	November 30, 2001

Operations
Net investment income		$ 2,453,694
Net realized gains on securities and futures contracts		13,176,154
Net change in unrealized gains or losses on securities and futures contracts		34,880,749

Net increase in net assets resulting from operations		50,510,597

Distributions to shareholders from
Net investment income
Class A		(892,213)
Class B		(3,191)
Class C		(4)
Class I		(2,128,000)
Net realized gains
Class A		(485,340)
Class B		(3,306)
Class C		(2)
Class I		(984,200)

Total distributions to shareholders		(4,496,256)

	Shares
Capital share transactions
Proceeds from shares sold
Class A	1,297,425	24,912,287
Class B	34,364	654,980
Class C	19,238	362,421
Class I	3,950,171	74,750,277

		100,679,965

Net asset value of shares issued in reinvestment of distributions
Class A	79,778	1,342,683
Class B	386	6,491
Class I	102,925	1,732,234

		3,081,408

Payment for shares redeemed
Class A	(1,388,006)	(26,205,847)
Class B	(3,432)	(62,899)
Class C	(1,048)	(20,531)
Class I	(2,021,923)	(37,894,372)

		(64,183,649)

Net increase in net assets resulting from capital share transactions		39,577,724

Total increase in net assets		85,592,065
Net Assets
Beginning of period		191,212,883

End of period		$ 276,804,948

Undistributed net investment income		$ 1,592,742

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Special Values Fund (the "Fund") is a diversified series of Evergreen Equity Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class B, Class C and Institutional ("Class I") shares. Class A shares are sold with a front-end sales charge and pay an ongoing distribution fee. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold with a front-end sales charge and are subject to a contingent deferred sales charge that is payable upon redemption within one year after the month of purchase. Both Class B and Class C shares pay a higher ongoing distribution fee than Class A. Class I shares are sold without a front-end sales charge or contingent deferred sales charge and do not pay a distribution fee.

Effective on the close of business on June 14, 2002, the Fund acquired substantially all the assets and assumed the liabilities of Wachovia Special Values Fund in exchange for Class A, Class B, Class C and Class I shares of the Fund. Since the Fund and Wachovia's Special Value Fund were similar funds and Wachovia Special Values Fund contributed all of the net assets and shareholders, the basis of accounting for assets and liabilities and operating results for prior periods of Wachovia Special Value Fund were carried forward as the accounting and performance survivor.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such trans-

NOTES TO FINANCIAL STATEMENTS continued

actions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on securities.

c. Futures contracts

In order to gain exposure to or protect against changes in security values, the Fund may buy and sell futures contracts. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts.

d. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan, including accrued interest. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

e. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

f. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

g. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

NOTES TO FINANCIAL STATEMENTS continued

Reclassifications have been made to the Fund's components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to net operating losses, certain capital loss carryovers assumed as a result of acquisitions and certain distributions received from real estate investment trusts.

h. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee of 0.80% of the Fund's average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For any fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup any amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. During the year ended July 31, 2003, EIMC waived its fee in the amount of $488,915 and reimbursed expenses relating to Class A shares in the amount of $10,949 which represents 0.11% of the Fund's average daily net assets and 0.01% of the average daily net assets of Class A shares, respectively. Total amounts subject to recoupment as of July 31, 2003 were $259,231.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual administrative fee of 0.10% of the Fund's average daily net assets.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the year ended July 31, 2003, the transfer agent fees were equivalent to an annual rate of 0.11% of the Fund's average daily net assets.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the year ended July 31, 2003, the Fund paid brokerage commissions of $93,850 to Wachovia Securities, LLC.

NOTES TO FINANCIAL STATEMENTS continued

4. DISTRIBUTION PLANS

Evergreen Distributor, Inc. ("EDI"), a wholly-owned subsidiary of BISYS Fund Services, Inc., serves as principal underwriter to the Fund.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 1.00% of the average daily net assets for Class B and Class C shares. On March 20, 2003, the Trustees of the Fund approved an increase to the annual maximum allowable charge for servicing and distribution fees on Class A shares from 0.25% to 0.30% of the average daily net assets of Class A shares. This increase became effective on March 27, 2003.

5. ACQUISITION

Effective on the close of business on July 11, 2003, the Fund acquired substantially all the assets and assumed certain liabilities of Evergreen Small Cap Value Fund in a tax-free exchange for Class A, Class B, Class C and Class I shares of the Fund. The acquired net assets consisted primarily of portfolio securities with unrealized appreciation of $74,715,238. The aggregate net assets of the Fund and Evergreen Small Cap Value Fund immediately prior to the acquisition were $559,802,793 and $708,986,496, respectively. The aggregate net assets of the Fund immediately after the acquisition were $1,268,789,289.

6. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $325,833,069 and $193,221,800, respectively, for the year ended July 31, 2003.

During the year ended July 31, 2003, the Fund loaned securities to certain brokers and earned $627 in income from securities lending.

On July 31, 2003, the aggregate cost of securities for federal income tax purposes was $1,139,954,772. The gross unrealized appreciation and depreciation on securities based on tax cost was $189,560,507 and $36,430,046, respectively, with a net unrealized appreciation of $153,130,461.

As of July 31, 2003, the Fund had $80,054,999 in capital loss carryovers for federal income tax purposes with $6,124,802 expiring in 2006, $3,049,701 expiring in 2007, $13,388,975 expiring in 2010 and $57,491,521 expiring in 2011.

Certain portions of the capital loss carryovers of the Fund were assumed as a result of acquisitions. Utilization of these capital loss carryovers were limited during the year ended July 31, 2003 in accordance with income tax regulations.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the year ended July 31, 2003, the Fund did not participate in the interfund lending program.

NOTES TO FINANCIAL STATEMENTS continued

8. DISTRIBUTIONS TO SHAREHOLDERS

As of July 31, 2003, the components of distributable earnings on a tax basis were as follows:

Overdistributed
Ordinary	Unrealized	Capital Loss
Income	Appreciation	Carryover

$ 18,529	$ 153,130,461	$ 80,054,999

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales and investment in real estate investment trusts.

The tax character of distributions paid was as follows:

	Year Ended July 31,
	2003	2002

Ordinary Income	$ 723,467	$ 10,147,152
Long-term Capital Gain	12,208,184	7,322,722

9. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

10. DEFERRED TRUSTEES' FEES

Each independent Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

11. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each Fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the year ended July 31, 2003, the Fund had no borrowings under this agreement.

12. CONCENTRATION OF RISK

The Fund may invest a substantial portion of its assets in an industry or sector and, therefore, may be more affected by changes in that industry or sector than would be a comparable mutual fund that is not heavily weighted in any industry or sector.

INDEPENDENT AUDITORS' REPORT

Board of Trustees and Shareholders
Evergreen Equity Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Special Values Fund, a series of Evergreen Equity Trust, as of July 31, 2003, and the related statement of operations for the year then ended and the statements of changes in net assets and the financial highlights for the year then ended and for the eight-month period ended July 31, 2002. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the years or periods in the four-year period ended November 30, 2001 were audited by other auditors whose report, dated January 14, 2002, expressed an unqualified opinions on those financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2003 by correspondence with the custodian. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Special Values Fund, as of July 31, 2003, the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above in conformity with accounting principles generally accepted in the United States of America.

Boston, Massachusetts
September 5, 2003

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

For corporate shareholders, 1.40% of ordinary income dividends paid during the fiscal year ended July 31, 2003, qualified for the dividends received deduction.

Pursuant to Section 852 of the Internal Revenue Code, the Fund has designated aggregate and per share capital gain distributions of $12,208,184 and $0.5690, respectively, for the fiscal year ended July 31, 2003.

For individual shareholders, certain distributions paid by the Fund during the fiscal year ended July 31, 2003 may be subject to a maximum income tax rate of 15% as provided for by the Jobs & Growth Tax Relief Reconciliation Act of 2003.

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TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice); Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Managing Partner, Roscommon Capital Corp.; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Chairman, Gifford, Drescher & Associates (environmental consulting); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Former Director of Phoenix Total Return Fund and Equifax, Inc. (worldwide information management); Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Sales Manager, SMI STEEL Co. -- South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden & Company (recruitment business development/consulting company); Managing Director, Kennedy Information, Inc. (executive recruitment information and research company); Trustee, NDI Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Columnist, Commerce and Industry Association of New Jersey; Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

TRUSTEES AND OFFICERS continued

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director of Hartford Hospital, Old State House Association; Trustee, Greater Hartford YMCA; Former Director of Enhance Financial Services, Inc.; Former Director of CTG Resources, Inc. (natural gas); Former Director, Middlesex Mutual Assurance Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Chief Investment Officer, Executive Vice President and Head of Capital Management Group, First Union National Bank; Former Consultant to the Boards of Trustees of the Evergreen funds; Former Member, New York Stock Exchange; Former Trustee, Mentor Funds and Cash Resource Trust.

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003	President and Chief Investment Officer, Evergreen Investment Management Company, LLC and Executive Vice President, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Senior Vice President, Evergreen Investment Services, Inc. and Treasurer, Vestaur Securities, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation; Former Senior Vice President and General Counsel, Colonial Management Associates, Inc.; Former Vice President and Counsel, Colonial Management Associates, Inc.

[1]  Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. The address of each Trustee is 200 Berkeley Street, Boston, MA 02116. Each Trustee oversees 103 Evergreen funds.

[2]  Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

[3]  The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

[4]  The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

Investments that stand the test of time

Year in and year out, Evergreen Investments seeks to provide each client with sound, time-tested investment strategies designed for sustainable long-term success. With over $229 billion* in assets under management, we manage diverse investments from institutional portfolios to mutual funds, variable annuities to retirement plans, alternative investments to private accounts. Our commitment to every one of our clients is reflected in the rigor and discipline with which we manage investments.

We offer a complete family of mutual funds designed to help investors meet a wide range of financial goals. From money market funds that meet short-term needs to international funds that involve greater risk but seek potentially higher returns, Evergreen provides a broad array of flexible investment options. Across all investment styles, we are committed to providing investors with investment excellence day after day, quarter after quarter and year after year.

*As of July 31, 2003

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fourth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2002, Evergreen Investments was ranked third overall.

567510  9/2003

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

Evergreen Large Cap Value Fund

Evergreen Large Cap Value Fund: Annual Report as of July 31, 2003

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	FINANCIAL HIGHLIGHTS
10	SCHEDULE OF INVESTMENTS
14	STATEMENT OF ASSETS AND LIABILITIES
15	STATEMENTS OF OPERATIONS
16	STATEMENTS OF CHANGES IN NET ASSETS
18	NOTES TO FINANCIAL STATEMENTS
24	INDEPENDENT AUDITORS' REPORT
25	ADDITIONAL INFORMATION
28	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment
Management Company, LLC. Copyright 2003.

Evergreen mutual funds are distributed by Evergreen Distributor, Inc.,
90 Park Avenue, 10th Floor, New York, NY 10016.

LETTER TO SHAREHOLDERS

September 2003

Dennis H. Ferro President and Chief Investment Officer

We are pleased to provide the annual report for the Evergreen Large Cap Value Fund, which covers the 5-month period ended July 31, 2003.

The past twelve months in the equity markets were particularly challenging for investors. The period began with positive momentum as stocks' recovered from the five-year lows achieved in July 2002. Investors found value at these levels and stocks soared from the lows. Unfortunately, these gains were short-lived, as the equity markets remained volatile. Economic data was mixed, profit growth was shaky, and questions of corporate credibility remained fresh in investors' minds. Fears of terror were heightened by the sniper shootings, and the U.S. was pressuring the United Nations to take action on Iraq. As a result, stocks returned to their lows in early October. Another impressive market bounce ensued as investors were encouraged by the attractive prices in concert with improving economic reports and signs of renewed earnings growth. As 2002 drew to a close, though, the rally stalled despite aggressive actions by the Federal Reserve to keep rates low.

The low level of interest rates kept relative valuations attractive and equity investors yet again spotted values in stocks early in the New Year. However, geopolitical issues once again trumped investor optimism, as the failed attempts in diplomacy at the United Nations and the growing drumbeat of war caused many on Wall Street to question the vibrancy of the recovery. Indeed, the equity markets returned to the their five-year lows for a third time in a nine-month period by early March. Once it became apparent that war was

1

LETTER TO SHAREHOLDERS continued

inevitable, however, stocks began a significant recovery in late March and early April. Apparently, the uncertainty of war was worse for the market than actual war itself. This clarification on the geopolitical front combined with better than expected profit growth to propel stocks higher. In addition to the rising confidence based on geopolitical clarity and rising corporate profits, equity investors rallied around the prospects for improved fiscal policy. The prospects for more attractive after-tax returns continued to bring more investment dollars back into the market and the positive momentum for stocks continued into the early summer.

We believe the new tax law offers a combination of short-term stimulus and incentives for long-term investment. We expect the law to ultimately strengthen the foundation for investment, as the potential exists for yield to become a larger portion of total return possibilities. As such, we do not recommend that investors alter their previously determined, long-term investment strategies. Too many people may be tempted to chase yield, yet we remind investors that in some cases, companies offer yield in an effort to attract investment despite troubling issues surrounding debt, dim growth prospects, or excess capacity. Therefore, we encourage investors to focus on quality and fundamentals when making investment decisions.

2

LETTER TO SHAREHOLDERS continued

For more information

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. From the Web site, you may also access a new feature that presents a detailed question and answer interview with the portfolio manager(s) for your fund. You can easily reach these interviews by following the link, EvergreenInvestments.com/Annual Updates, from our Web site. Thank you for your continued support of Evergreen Investments.

Dennis H. Ferro
President and Chief Investment Officer
Evergreen Investment Management Company, LLC

3

FUND AT A GLANCE

as of July 31, 2003

PORTFOLIO MANAGEMENT

Edmond Choi
GMO U. S. Active Team
Lead Manager

CURRENT INVESTMENT STYLE2

PERFORMANCE AND RETURNS1

Portfolio inception date: 05/31/1989

	Class A	Class B	Class C	Class I
Class inception date	5/31/1989	1/6/2003	1/6/2003	1/6/2003

5-month return with sales charge	9.68%	10.71%	13.56%	N/A

5-month return w/o sales charge	16.32%	15.71%	15.73%	16.36%

Average annual return*

1 year with sales charge	0.49%	1.07%	3.99%	N/A

1 year w/o sales charge	6.63%	6.07%	6.09%	6.67%

5 year	1.09%	2.01%	1.99%	2.31%

10 year	9.43%	10.02%	9.91%	10.08%

*Adjusted for maximum applicable sales charge, unless noted.

LONG-TERM GROWTH

Comparison of a $10,000 investment in Evergreen Large Cap Value Fund Class A shares,1 versus a similar investment in the Russell 1000 Value Index (Russell 1000 Value) and the Consumer Price Index (CPI).

The Russell 1000 Value is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

4

PORTFOLIO MANAGER COMMENTARY

The fund's Class A shares returned 16.32% for the five-month period ending July 31, 2003, excluding any applicable sales charges. The fund's Class A shares had a total return of 6.63% for the 12-month period ending July 31, 2003, excluding any applicable sales charges. During the 12-month period, the Russell 1000 Value Index returned 10.75%, while the median return of funds in the Lipper multi-cap value classification was 10.75%. Lipper is an independent monitor of mutual fund performance.

The investment environment changed dramatically during the 12-month period, especially in the final six months. During the first half of the period, the market was still dealing with the collapse of the speculative bubble of the late 1990s and coping with newer concerns about economic weakness, disappointing corporate earnings and corporate scandals. In addition to worrying about those domestic issues, investors also were concerned about the imminent war with Iraq, the possibility of conflict with North Korea, the continued problems of the Japanese economy and weakness in European economies. Investors worried about literally everything and the result was a grinding bear market.

Since March 2003, however, we have witnessed an almost complete reversal in market sentiment to the point where investors have priced in extremely optimistic expectations about the economy, corporate profitability and geopolitical stability. While the fund participated in the market recovery of the past five months, performance was held back by a relatively large cash position late in the fiscal year, when we grew increasingly cautious, and by the disappointing performance of a few holdings. In our opinion, the predominant investor sentiment may have gone from overly pessimistic to unrealistically optimistic, and many stock prices may have risen to levels reflecting that optimism. We believe many of the best performing stocks in the recent market were among poorer quality companies, including many cyclical stocks, which presented the greatest risk of earnings disappointments. These are the types of companies that we tended to avoid.

1 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes B, C and I prior to their inception is based on the performance of Class A. Historical performance for Class A prior to 1/6/2003 is based on the performance of the fund's predecessor fund, GMO Pelican Fund. The historical returns for Classes A, B and C have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I and the predecessor fund do not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B and C would have been lower. The advisor is waiving its advisory fee and reimbursing the fund for other expenses and a portion of of the 12b-1 fee for Class A. Had the fees and expenses not been waived or reimbursed, returns would have been lower.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I shares are only available to institutional shareholders with a minimum $1 million investment.

2 Source: Morningstar, Inc.

Morningstar's style box is based on a portfolio date as of 6/30/2003.

The domestic equity style box placement is based on 10 growth and valuation measures for each of the fund's holdings, as well as the size of the companies in which it invests, or median market capitalization.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

Value-based investments are subject to the risk that the broad market may not recognize their intrinsic value.

All data is as of July 31, 2003, and subject to change.

5

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended	Year Ended February 28,
CLASS A	July 31, 2003[1]	2003[2]	2002[2,3]	2001[2]	2000[2]	1999[2]
Net asset value, beginning of period	$7.76	$10.83	$11.37	$11.15	$15.73	$17.78
Income from investment operations
Net investment income	0.05	0.24	0.22	0.28	0.30	0.30
Net realized and unrealized gains or losses on securities, futures contracts and foreign currency related transactions	1.21	-2.59	0.03[4]	2.68	-0.78	0.43
Total from investment operations	1.26	-2.35	0.25	2.96	-0.48	0.73
Distributions to shareholders from
Net investment income	-0.18	-0.12	-0.20	-0.29	-0.36	-0.31
Net realized gains	0	-0.60	-0.59	-2.45	-3.74	-2.47
Total distributions to shareholders	-0.18	-0.72	-0.79	-2.74	-4.10	-2.78
Net asset value, end of period	$8.84	$7.76	$10.83	$11.37	$11.15	$15.73
Total return[5]	16.32%	-22.64%	2.17%	28.99%	-5.80%	3.89%
Ratios and supplemental data
Net assets, end of period (thousands)	$22,310	$17,730	$114,299	$116,067	$117,033	$223,937
Ratios to average net assets
Expenses[6]	1.17%[7]	0.78%	0.75%	0.75%	0.93%	0.95%
Net investment income	1.38%[7]	1.52%	1.97%	2.34%	1.79%	1.68%
Portfolio turnover rate	56%	150%	72%	36%	32%	34%

[1]   For the five months ended July 31, 2003. The Fund changed its fiscal year end from February 28 to July 31, effective July 31, 2003.

[2]   Effective on the close of business on January 3, 2003, Evergreen Large Cap Value Fund acquired the net assets of GMO Pelican Fund. GMO Pelican Fund was the accounting and performance survivor in this transaction. The financial highlights for the periods prior to January 6, 2003 are those of GMO Pelican Fund.

[3]   As required, effective March 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies , and begin amortizing premium on its fixed-income securities. The effect of this change for the year ended February 28, 2002 was a decrease in net investment income per share of $0.02; an increase in net realized gains or losses per share of $0.02 and a decrease to the ratio of net investment income to average net assets of 0.16%. The above per share information, ratios and supplemental data for periods prior to March 1, 2001 have not been restated to reflect this change in presentation.

[4]   The per share net realized and unrealized gains or losses is not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of the portfolio.

[5]   Excluding applicable sales charges

[6]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[7]   Annualized

See Notes to Financial Statements

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended	Year Ended
CLASS B	July 31, 2003[1,2]	February 28, 2003[2,3]
Net asset value, beginning of period	$7.76	$8.55
Income from investment operations
Net investment income	0.01	0
Net realized and unrealized gains or losses on securities and futures contracts	1.20	-0.79
Total from investment operations	1.21	-0.79
Distributions to shareholders from
Net investment income	-0.15	0
Net asset value, end of period	$8.82	$7.76
Total return[4]	15.71%	-9.24%
Ratios and supplemental data
Net assets, end of period (thousands)	$5,790	$1,174
Ratios to average net assets
Expenses[5]	2.14%[6]	2.15%[6]
Net investment income	0.34%[6]	0.13%[6]
Portfolio turnover rate	56%	150%

[1]   For the five months ended July 31, 2003. The Fund changed its fiscal year end from February 28 to July 31, effective July 31, 2003.

[2]   Net investment income per share is based on average shares outstanding during the period.

[3]   For the period from January 6, 2003 (commencement of class operations), to February 28, 2003.

[4]   Excluding applicable sales charges

[5]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[6]   Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended	Year Ended
CLASS C	July 31, 2003[1,2]	February 28, 2003[2,3]
Net asset value, beginning of period	$7.76	$8.55
Income from investment operations
Net investment income	0.01	0
Net realized and unrealized gains or losses on securities and futures contracts	1.20	-0.79
Total from investment operations	1.21	-0.79
Distributions to shareholders from
Net investment income	-0.14	0
Net asset value, end of period	$8.83	$7.76
Total return[4]	15.73%	-9.24%
Ratios and supplemental data
Net assets, end of period (thousands)	$2,824	$144
Ratios to average net assets
Expenses[5]	2.16%[6]	2.14%[6]
Net investment income	0.29%[6]	0.25%[6]
Portfolio turnover rate	56%	150%

[1]   For the five months ended July 31, 2003. The Fund changed its fiscal year end from February 28 to July 31, effective July 31, 2003.

[2]   Net investment income per share is based on average shares outstanding during the period.

[3]   For the period from January 6, 2003 (commencement of class operations), to February 28, 2003.

[4]   Excluding applicable sales charges

[5]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[6]   Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended	Year Ended
CLASS I	July 31, 2003[1]	February 28, 2003[2,3]
Net asset value, beginning of period	$7.76	$8.55
Income from investment operations
Net investment income	0.09	0.01
Net realized and unrealized gains or losses on securities and futures contracts	1.17	-0.80
Total from investment operations	1.26	-0.79
Distributions to shareholders from
Net investment income	-0.18	0
Net asset value, end of period	$8.84	$7.76
Total return	16.36%	-9.24%
Ratios and supplemental data
Net assets, end of period (thousands)	$476	$136
Ratios to average net assets
Expenses[4]	1.14%[5]	1.21%[5]
Net investment income	1.34%[5]	1.09%[5]
Portfolio turnover rate	56%	150%

[1]   For the five months ended July 31, 2003. The Fund changed its fiscal year end from February 28 to July 31, effective July 31, 2003.

[2]   For the period from January 6, 2003 (commencement of class operations), to February 28, 2003.

[3]   Net investment income per share is based on average shares outstanding during the period.

[4]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[5]   Annualized

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS

July 31, 2003

	Shares	Value

COMMON STOCKS 82.7%
CONSUMER DISCRETIONARY 6.2%
Household Durables 1.1%
Centex Corp.	2,600	$ 188,682
D.R. Horton, Inc. (p)	3,200	90,080
Lennar Corp., Class A (p)	1,000	65,190
343,952
Media 3.0%
AOL Time Warner, Inc. *	49,600	765,328
Omnicom Group, Inc.	2,400	177,312
942,640
Multi-line Retail 1.1%
Federated Department Stores, Inc.	8,800	352,088
Specialty Retail 0.3%
Home Depot, Inc.	2,800	87,360
Textiles, Apparel & Luxury Goods 0.7%
Jones Apparel Group, Inc. *	7,300	211,335
CONSUMER STAPLES 6.8%
Beverages 1.4%
Constellation Brands, Inc. Class A * (p)	8,000	230,800
Pepsi Bottling Group, Inc.	9,400	206,612
437,412
Food & Staples Retailing 2.2%
CVS Corp. (p)	15,000	449,850
Safeway, Inc. *	10,800	230,580
680,430
Food Products 1.0%
Sara Lee Corp.	17,500	327,075
Tobacco 2.2%
Altria Group, Inc.	17,000	680,170
ENERGY 11.1%
Oil & Gas 11.1%
Anadarko Petroleum Corp.	9,200	402,960
Apache Corp.	2,200	136,312
ConocoPhillips	12,900	675,186
Exxon Mobil Corp.	23,100	821,898
Occidental Petroleum Corp.	26,400	863,016
Pogo Producing Co. (p)	3,400	143,820
Valero Energy Corp. (p)	11,900	433,160
3,476,352
See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

July 31, 2003

	Shares	Value

COMMON STOCKS continued
FINANCIALS 26.6%
Capital Markets 5.1%
Bear Stearns Companies, Inc.	4,100	$ 274,700
J.P. Morgan Chase & Co.	16,600	581,830
Merrill Lynch & Co., Inc.	5,600	304,472
Morgan Stanley	9,100	431,704
1,592,706
Commercial Banks 6.6%
Bank of America Corp.	8,000	660,560
Bank One Corp.	8,900	352,084
FleetBoston Financial Corp.	19,600	609,364
U.S. Bancorp	9,500	232,940
Wells Fargo & Co.	4,200	212,226
2,067,174
Diversified Financial Services 2.9%
Citigroup, Inc.	20,500	918,400
Insurance 4.8%
Allstate Corp.	8,400	319,452
Travelers Property Casualty Corp., Class A	59,600	965,520
UnumProvident Corp. (p)	16,900	229,502
1,514,474
Real Estate 1.4%
Equity Office Properties Trust REIT	5,000	138,700
Equity Residential Properties Trust REIT	5,600	156,240
Simon Property Group, Inc. REIT	3,300	139,755
434,695
Thrifts & Mortgage Finance 5.8%
Fannie Mae	5,200	333,008
Freddie Mac	15,000	732,750
Sovereign Bancorp, Inc.	18,800	337,272
Washington Mutual, Inc.	10,900	430,332
1,833,362
HEALTH CARE 7.7%
Health Care Equipment & Supplies 0.2%
Guidant Corp.	1,600	75,552
Pharmaceuticals 7.5%
Bristol-Myers Squibb Co.	4,500	117,900
Merck & Co., Inc.	16,709	923,673
Pfizer, Inc.	38,900	1,297,704
2,339,277
See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

July 31, 2003

	Shares	Value

COMMON STOCKS continued
INDUSTRIALS 8.2%
Aerospace & Defense 4.8%
Boeing Co.	10,100	$ 334,512
General Dynamics Corp.	5,100	404,634
Honeywell International, Inc.	18,600	526,008
Raytheon Co.	8,200	251,740
1,516,894
Commercial Services & Supplies 1.1%
Cendant Corp. *	19,100	342,845
Industrial Conglomerates 0.9%
Tyco International, Ltd.	15,700	292,020
Road & Rail 1.4%
Union Pacific Corp.	7,100	432,674
INFORMATION TECHNOLOGY 4.7%
Computers & Peripherals 1.4%
Hewlett-Packard Co.	21,500	455,155
Software 3.3%
Microsoft Corp.	14,300	377,520
Oracle Corp. *	55,100	661,200
1,038,720
MATERIALS 1.6%
Chemicals 1.6%
Cabot Corp.	5,300	144,584
Engelhard Corp.	5,700	149,796
Hercules, Inc. *	6,500	74,230
OM Group, Inc. (p)	8,900	123,799
492,409
TELECOMMUNICATION SERVICES 7.8%
Diversified Telecommunication Services 7.8%
BellSouth Corp.	30,200	769,194
Qwest Communications International, Inc. *	27,400	109,326
SBC Communications, Inc.	26,400	616,704
Verizon Communications, Inc.	27,800	969,108
2,464,332
UTILITIES 2.0%
Gas Utilities 1.3%
NiSource, Inc.	12,900	248,970
Sempra Energy	6,100	169,763
418,733
See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

July 31, 2003

	Shares	Value

COMMON STOCKS continued
UTILITIES continued
Multi-Utilities & Unregulated Power 0.7%
El Paso Corp. (p)	12,500	$ 88,000
Williams Companies, Inc. (p)	18,000	114,300
202,300
Total Common Stocks		25,970,536
SHORT-TERM INVESTMENTS 18.9%
MUTUAL FUND SHARES 18.9%
Evergreen Institutional Money Market Fund (o)	4,508,794	4,508,794
Navigator Prime Portfolio (pp)	1,420,123	1,420,123
Total Short-Term Investments		5,928,917
Total Investments (cost $30,275,135) 101.6%		31,899,453
Other Assets and Liabilities (1.6%)		(498,926)
Net Assets 100.0%		$ 31,400,527

*	Non-income producing security
(p)	All or a portion of this security is on loan.
(pp)	Represents investment of cash collateral received from securities on loan.
(o)	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations:
REIT	Real Estate Investment Trust
See Notes to Financial Statements

13

STATEMENT OF ASSETS AND LIABILITIES

July 31, 2003

Assets
Identified cost of securities	$ 30,275,135
Net unrealized gains on securities	1,624,318

Market value of securities	31,899,453
Cash	171,001
Receivable for securities sold	140,195
Receivable for Fund shares sold	654,592
Receivable for securities lending income	263
Dividends receivable	59,829
Receivable for daily variation margin on open futures contracts	8,100
Prepaid expenses and other assets	61,801

Total assets	32,995,234

Liabilities
Payable for securities purchased	157,660
Payable for securities on loan	1,420,123
Distribution Plan expenses payable	52
Due to related parties	84
Accrued expenses and other liabilities	16,788

Total liabilities	1,594,707

Net assets	$ 31,400,527

Net assets represented by
Paid-in capital	$ 44,360,208
Undistributed net investment income	29,728
Accumulated net realized losses on securities, futures contracts and foreign currency related transactions	(14,607,706)
Net unrealized gains on securities and futures contracts	1,618,297

Total net assets	$ 31,400,527

Net assets consists of
Class A	$ 22,310,008
Class B	5,790,059
Class C	2,824,056
Class I	476,404

Total net assets	$ 31,400,527

Shares outstanding
Class A	2,524,279
Class B	656,136
Class C	319,718
Class I	53,912

Net asset value per share
Class A	$ 8.84
Class A -- Offering price (based on sales charge of 5.75%)	$ 9.38
Class B	$ 8.82
Class C	$ 8.83
Class C -- Offering price (based on sales charge of 1.00%)	$ 8.92
Class I	$ 8.84

See Notes to Financial Statements

14

STATEMENTS OF OPERATIONS

	Year Ended	Year Ended
	July 31, 2003 (a)	February 28, 2003

Investment income
Dividends	$ 245,965	$ 1,880,288
Interest	0	19,137

Total investment income	245,965	1,899,425

Expenses
Advisory fee	87,530	634,494
Distribution Plan expenses
Class A	3,850	587
Class B	12,649	983
Class C	4,185	92
Administrative services fee	9,726	3,082
Transfer agent fees	16,055	73,751
Trustees' fees and expenses	443	24,004
Printing and postage expenses	21,767	9,590
Custodian fees	2,334	69,116
Registration and filing fees	28,358	22,698
Professional fees	9,168	37,808
Other	9,595	4,474

Total expenses	205,660	880,679
Less: Expense reductions	(26)	0
Fee waivers and expense reimbursements	(75,733)	(235,145)

Net expenses	129,901	645,534

Net investment income	116,064	1,253,891

Net realized and unrealized gains or losses on
securities and futures contracts
Net realized gains or losses:
Securities	108,601	(13,699,629)
Futures contracts	67,383	3,289

Net realized gains or losses on securities
and futures contracts	175,984	(13,696,340)
Net change in unrealized gains or losses on securities
and futures contracts	2,880,252	(9,262,462)

Net realized and unrealized gains or losses on securities
and futures contracts	3,056,236	(22,958,802)

Net increase (decrease) in net assets resulting
from operations	$ 3,172,300	$ (21,704,911)

(a) For the five months ended July 31, 2003. The Fund changed its fiscal year end from February 28 to July 31, effective July 31, 2003.
See Notes to Financial Statements

15

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended		Year Ended
	July 31, 2003 (a)		February 28, 2003 (b)(c)

Operations
Net investment income		$ 116,064		$ 1,253,891
Net realized gains or losses on securities and futures contracts		175,984		(13,696,340)
Net change in unrealized gains or losses on securities and futures contracts		2,880,252		(9,262,462)

Net increase (decrease) in net assets resulting from operations		3,172,300		(21,704,911)

Distributions to shareholders from
Net investment income
Class A		(392,449)		(1,286,292)
Class B		(48,026)		0
Class C		(12,726)		0
Class I		(6,297)		0
Net realized gains
Class A		0		(6,011,756)

Total distributions to shareholders		(459,498)		(7,298,048)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	633,174	5,535,521	658,598	6,466,581
Class B	515,003	4,420,933	151,654	1,212,146
Class C	309,114	2,693,725	20,039	158,103
Class I	36,138	307,170	17,509	136,479

		12,957,349		7,973,309

Net asset value of shares issued in reinvestment of distributions
Class A	42,404	357,242	784,544	7,158,845
Class B	5,329	46,117	0	0
Class C	1,321	11,635	0	0
Class I	574	4,867	0	0

		419,861		7,158,845

Automatic conversion of Class B shares to Class A shares
Class A	7,925	70,319	138	1,073
Class B	(7,939)	(70,319)	(138)	(1,073)

		0		0

Payment for shares redeemed
Class A	(444,271)	(3,727,407)	(9,712,567)	(81,231,841)
Class B	(7,651)	(62,308)	(122)	(955)
Class C	(9,338)	(81,836)	(1,418)	(10,964)
Class I	(309)	(2,700)	0	0

		(3,874,251)		(81,243,760)

Net increase (decrease) in net assets resulting from capital share transactions		9,502,959		(66,111,606)

Total increase (decrease) in net assets		12,215,761		(95,114,565)
Net assets
Beginning of period		19,184,766		114,299,331

End of period		$ 31,400,527		$ 19,184,766

Undistributed net investment income		$ 29,728		$ 373,162

(a) For the five months ended July 31, 2003. The Fund changed its fiscal year end from February 28 to July 31, effective July 31, 2003.
(b) For Class B, C and I, for the period from January 6, 2003 (commencement of class operations), to February 28, 2003.
(c) Effective on the close of business on January 3, 2003, Evergreen Large Cap Value Fund acquired the net assets of GMO Pelican Fund. GMO Pelican Fund was the accounting and performance survivor in this transaction.
See Notes to Financial Statements

16

STATEMENTS OF CHANGES IN NET ASSETS continued

	Year Ended
	February 28,2002 (a)

Operations
Net investment income		$ 2,296,627
Net realized gains on securities and futures contracts		6,723,940
Net change in unrealized gains or losses on securities and futures contracts		(6,915,483)

Net increase in net assets resulting from operations		2,105,084

Distributions to shareholders from
Net investment income
Class A		(2,074,342)
Net realized gains
Class A		(6,043,272)

Total distributions to shareholders		(8,117,614)

	Shares
Capital share transactions
Proceeds from shares sold
Class A	1,344,982	14,946,591

Net asset value of shares issued in reinvestment of distributions
Class A	720,167	7,889,110

Payment for shares redeemed
Class A	(1,716,773)	(18,590,852)

Net increase in net assets resulting from capital share transactions		4,244,849

Total decrease in net assets		(1,767,681)
Net assets
Beginning of period		116,067,012

End of period		114,299,331

Undistributed net investment income		$ 403,040

(a) Effective on the close of business on January 3, 2003, Evergreen Large Cap Value Fund acquired the net assets of GMO Pelican Fund. GMO Pelican Fund was the accounting and performance survivor in this transaction.
See Notes to Financial Statements

17

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Large Cap Value Fund (the "Fund") is a diversified series of Evergreen Equity Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class B, Class C and Institutional ("Class I") shares. Class A shares are sold with a front-end sales charge and pay an ongoing distribution fee. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold with a front-end sales charge and are subject to a contingent deferred sales charge that is payable upon redemption within one year after the month of purchase. Both Class B and Class C shares pay a higher ongoing distribution fee than Class A. Class I shares are sold without a front-end sales charge or contingent deferred sales charge and do not pay a distribution fee.

As of the close of business on January 3, 2003, the net assets of GMO Pelican Fund, a series of GMO Trust, were acquired by the Fund in exchange for Class A shares of the Fund. Shares of GMO Pelican Fund received Class A shares of the Fund. As GMO Pelican Fund contributed the majority of the net assets and shareholders to the Fund, the accounting and performance history of the GMO Pelican Fund has been carried forward.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are valued at prices obtained from an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

18

NOTES TO FINANCIAL STATEMENTS continued

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund's name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will only enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

c. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on securities.

d. Futures contracts

In order to gain exposure to or protect against changes in security values, the Fund may buy and sell futures contracts. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts.

e. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan, including accrued interest. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

19

NOTES TO FINANCIAL STATEMENTS continued

f. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date. In the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

g. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

h. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund's components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations.

i. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee of 0.90% of the Fund's average daily net assets. Prior to January 6, 2003, Grantham, Mayo, Van Otterloo & Co. LLC ("GMO") served as investment advisor to the Fund's predecessor fund and was paid an annual fee of 0.75% of the predecessor fund's average daily net assets.

GMO is currently the sub-advisor to the Fund and is paid by EIMC for its services to the Fund.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For any fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup any amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. During the five months ended July 31, 2003, EIMC waived its fee in the amount of $75,155 and reimbursed expenses relating to Class A shares in the amount of $578, which represents 0.77% of the Fund's average daily net assets and 0.01% of the average daily net assets of

20

NOTES TO FINANCIAL STATEMENTS continued

Class A shares, respectively, on an annualized basis. Total amounts subject to recoupment as of July 31, 2003 were $90,115.

During the year ended February 28, 2003, EIMC waived its fee in the amount of $26,982, which represented 0.03% of the Fund's average daily net assets. Additionally, during the year ended February 28, 2003, GMO, as investment advisor to the predecessor fund waived its fee in the amount of $208,163, which represented 0.25% of the Fund's average daily net assets.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual administrative fee of 0.10% of the Fund's average daily net assets. Prior to January 6, 2003, the Fund's predecessor fund, did not pay an administration fee.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the five months ended July 31, 2003, the transfer agent fees were equivalent to an annual rate of 0.17% of the Fund's average daily net assets, on an annualized basis.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the five months ended July 31, 2003, the Fund paid brokerage commissions of $850 to Wachovia Securities, LLC.

4. DISTRIBUTION PLANS

Evergreen Distributor, Inc. ("EDI"), a wholly-owned subsidiary of BISYS Fund Services, Inc., serves as principal underwriter to the Fund.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 1.00% of the average daily net assets for Class B and Class C shares. On March 20, 2003, the Trustees of the Fund approved an increase to the annual maximum allowable charge for servicing and distribution fees on Class A shares from 0.25% to 0.30% of the average daily net assets of Class A shares. This increase became effective on March 27, 2003. Class A assets received from GMO Pelican Fund are not assessed a distribution fee.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

	Cost of Purchases	Proceeds of Sales

Year ended July 31, 2003*	$ 16,515,950	$ 11,727,291
Year ended February 28, 2003	115,062,364	165,804,816

*For the five months ended July 31, 2003. The Fund changed its fiscal year end from February 28 to July 31, effective July 31, 2003.

During the five months ended July 31, 2003, the Fund loaned securities to certain brokers. At July 31, 2003, the value of securities on loan and the value of collateral (including accrued

21

NOTES TO FINANCIAL STATEMENTS continued

interest) amounted to $1,387,737 and $1,420,123, respectively. During the five months ended July 31, 2003, the Fund earned $2,276 in income from securities lending.

At July 31, 2003, the Fund had open futures contracts outstanding as follows:

		Initial
		Contract	Value at	Unrealized
Expiration	Contracts	Amount	July 31, 2003	Loss

09/30/2003	12 S&P 500 Index	$2,973,921	$2,967,900	$6,021

At July 31, 2003, the Fund has an inital margin deposit of $171,001 as cash collateral to cover the initial margin requirement for open futures contracts.

On July 31, 2003, the aggregate cost of securities for federal income tax purposes was $31,017,840. The gross unrealized appreciation and depreciation on securities based on tax cost was $2,216,742 and $1,335,129, respectively, with a net unrealized appreciation of $881,613.

As of July 31, 2003, the Fund had $13,871,022 capital loss carryovers for federal income tax purposes with $6,977,338 expiring in 2010 and $6,893,684 expiring in 2011.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the five months ended July 31, 2003, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of July 31, 2003, the components of distributable earnings on a tax basis were as follows:

Undistributed
Ordinary	Unrealized	Capital Loss
Income	Appreciation	Carryover

$29,728	$881,613	$13,871,022

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales.

The tax character of distributions paid was as follows:

	Year Ended	Year Ended
	July 31, 2003*	February 28, 2003

Ordinary Income	$459,498	$1,288,709
Long-term Capital Gain	0	6,009,339

*For the five months ended July 31, 2003. The Fund changed its fiscal year end from February 28 to July 31, effective July 31, 2003.

22

NOTES TO FINANCIAL STATEMENTS continued

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES' FEES

Each independent Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each Fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the five months ended July 31, 2003, the Fund had no borrowings under this agreement.

11. CONCENTRATION OF RISK

The Fund may invest a substantial portion of its assets in an industry or sector and, therefore, may be more affected by changes in that industry or sector than would be a comparable mutual fund that is not heavily weighted in any industry or sector

23

INDEPENDENT AUDITORS' REPORT

Board of Trustees and Shareholders
Evergreen Equity Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Large Cap Value Fund, a series of Evergreen Equity Trust, as of July 31, 2003, and the related statement of operations, statements of changes in net assets and financial highlights for the five-month period ended July 31, 2003 and the year ended February 28, 2003. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The statement of changes in net assets of the Evergreen Large Cap Value Fund for the year ended February 28, 2002, and the financial highlights for each of the years in the four-year period ended February 28, 2002, were audited by other auditors whose report dated April 8, 2002, expressed an unqualified opinion on that statement and those financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2003 by correspondence with the custodian. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Large Cap Value Fund, as of July 31, 2003, the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above in conformity with accounting principles generally accepted in the United States of America.

Boston, Massachusetts
September 5, 2003

24

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

For corporate shareholders, 100.00% of ordinary income dividends paid during the fiscal year ended July 31, 2003, qualified for the dividends received deduction.

For individual shareholders, certain distributions paid by the Fund during the fiscal year ended July 31, 2003 may be subject to a maximum income tax rate of 15% as provided for by the Jobs & Growth Tax Relief Reconciliation Act of 2003.

25

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27

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice); Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Managing Partner, Roscommon Capital Corp.; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Chairman, Gifford, Drescher & Associates (environmental consulting); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Former Director of Phoenix Total Return Fund and Equifax, Inc. (worldwide information management); Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Sales Manager, SMI STEEL Co. -- South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden & Company (recruitment business development/consulting company); Managing Director, Kennedy Information, Inc. (executive recruitment information and research company); Trustee, NDI Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Columnist, Commerce and Industry Association of New Jersey; Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

28

TRUSTEES AND OFFICERS continued

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director of Hartford Hospital, Old State House Association; Trustee, Greater Hartford YMCA; Former Director of Enhance Financial Services, Inc.; Former Director of CTG Resources, Inc. (natural gas); Former Director, Middlesex Mutual Assurance Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Chief Investment Officer, Executive Vice President and Head of Capital Management Group, First Union National Bank; Former Consultant to the Boards of Trustees of the Evergreen funds; Former Member, New York Stock Exchange; Former Trustee, Mentor Funds and Cash Resource Trust.

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003	President and Chief Investment Officer, Evergreen Investment Management Company, LLC and Executive Vice President, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Senior Vice President, Evergreen Investment Services, Inc. and Treasurer, Vestaur Securities, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation; Former Senior Vice President and General Counsel, Colonial Management Associates, Inc.; Former Vice President and Counsel, Colonial Management Associates, Inc.

[1]  Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. The address of each Trustee is 200 Berkeley Street, Boston, MA 02116. Each Trustee oversees 103 Evergreen funds.

[2]  Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

[3]  The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

[4]  The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

Investments that stand the test of time

Year in and year out, Evergreen Investments seeks to provide each client with sound, time-tested investment strategies designed for sustainable long-term success. With over $229 billion* in assets under management, we manage diverse investments from institutional portfolios to mutual funds, variable annuities to retirement plans, alternative investments to private accounts. Our commitment to every one of our clients is reflected in the rigor and discipline with which we manage investments.

We offer a complete family of mutual funds designed to help investors meet a wide range of financial goals. From money market funds that meet short-term needs to international funds that involve greater risk but seek potentially higher returns, Evergreen provides a broad array of flexible investment options. Across all investment styles, we are committed to providing investors with investment excellence day after day, quarter after quarter and year after year.

*As of July 31, 2003

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fourth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2002, Evergreen Investments was ranked third overall.

567600   9/2003

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

Item 2 - Code of Ethics
(a) The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer.

(b) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in 2.(a) above.

(c) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in 2.(a) above.

Item 3 - Audit Committee Financial Expert
Charles A. Austin III and K. Dun Gifford have been determined by the Registrant's Board of Trustees to be audit committee financial experts within the meaning of Section 407 of the Sarbanes-Oxley Act. These financial experts are independent of management.

Items 4 - Principal Accountant Fees and Services
Not applicable at this time. Applicable for annual reports filed for the first fiscal year ending after December 15, 2003.

Items 5 - Audit Committee of Listed Registrants
If applicable, not applicable at this time. Applicable for annual reports covering periods ending on or after the compliance date for the listing standards applicable to the particular issuer. Listed issuers must be in compliance with the new listing rules by the earlier of the registrant's first annual shareholders meeting after January 15, 2004 or October 31, 2004.

Item 6 - [Reserved]

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
If applicable, not applicable at this time. Applicable for annual reports filed on or after July 1, 2003.

Item 8 - [Reserved]

Item 9 - Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There were no significant changes in the Registrant's internal controls or other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable.

(b)(1) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Equity Trust

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: 9/30/2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: 9/30/2003

By: ________________________
Carol A. Kosel
Principal Financial Officer

Date: 9/30/2003